Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Ally Auto Receivables Trust, 5.07%, 04/15/27
(Call 03/15/26)	$1,780	$1,773,235
American Express Credit Account Master Trust
3.75%, 08/15/27	2,000	1,960,826
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	980,500
AmeriCredit Automobile Receivables Trust, 5.38%,
06/18/29 (Call 02/18/28)	1,130	1,129,047
BMW Vehicle Lease Trust, 5.99%, 09/25/26	320	321,591
Capital One Multi-Asset Execution Trust, 4.95%,
10/15/27	5,067	5,036,370
GM Financial Consumer Automobile
Receivables Trust
4.47%, 02/16/28 (Call 12/16/26)	1,000	987,216
5.78%, 08/16/28 (Call 06/16/27)	1,220	1,229,884
5.28%, 10/16/29 (Call 11/16/27)	850	846,039
Series 2021-1, Class A4, 0.54%, 05/17/27
(Call 12/16/24)	850	832,089
Hyundai Auto Receivables Trust, 5.48%, 04/17/28
(Call 09/15/27)	1,500	1,502,698
Santander Drive Auto Receivables Trust, 5.23%,
12/15/28 (Call 12/15/27)	210	208,904
Verizon Master Trust, 4.49%, 01/22/29
(Call 01/20/26)	1,000	986,282
Total Asset-Backed Securities — 0.5%
(Cost: $17,940,420)		17,794,681

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Bank
Series 2017-BNK5, Class A4, 3.13%, 06/15/60
(Call 07/15/27)	850	791,701
Series 2019-BN19, Class A3, 3.18%, 08/15/61
(Call 07/15/29)	1,200	1,044,388
BBCMS Mortgage Trust
6.00%, 09/15/56 (Call 09/15/33),
(1-day SOFR + 2.127%)(a)	4,710	4,907,890
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	670	559,761
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,633,466
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 02/15/29)	1,378	1,334,356
4.44%, 05/15/55 (Call 05/15/32)(a)	2,000	1,839,489
6.67%, 03/15/29 (Call 03/15/29)	440	438,820
6.79%, 03/15/29 (Call 03/15/29)	781	797,812
Series 2018-B4, Class A5, 4.12%, 07/15/51
(Call 07/15/28)(a)	100	94,938
Series 2018-B4, Class ASB, 4.06%, 07/15/51
(Call 07/15/28), (1-day SOFR + 2.127%)(a)	216	210,245
Series 2018-B6, Class AAB, 4.17%, 10/10/51
(Call 10/10/28)	216	210,888
Series 2019-B11, Class A4, 3.28%, 05/15/52
(Call 06/15/29)	100	90,537
Series 2020-B21, Class A4, 1.70%, 12/17/53
(Call 12/15/30)	1,200	974,303
Series 2020-B21, Class A5, 1.98%, 12/17/53
(Call 12/15/30)	800	647,860
BMO Mortgage Trust, 5.74%, 02/15/57
(Call 02/15/29)	1,000	1,009,980
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CD Mortgage Trust, 3.35%, 11/10/49
(Call 08/10/27)	$1,208	$1,174,726
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
3.78%, 11/25/32 (Call 11/25/32)(a)	4,000	3,678,380
4.43%, 02/25/33 (Call 02/25/33)(a)	2,400	2,311,684
4.65%, 08/25/28 (Call 08/25/28)(a)	1,000	985,828
5.40%, 01/25/29 (Call 01/25/29)	5,000	5,079,171
GS Mortgage Securities Trust, Series 2015-GC30,
Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	243,990
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class A5,
2.87%, 08/15/49 (Call 09/15/26)	100	93,978
JPMCC Commercial Mortgage Securities Trust,
3.28%, 07/15/50 (Call 06/15/27)	928	898,356
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/47
(Call 11/15/25)	250	242,641
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 11/15/26)	500	465,673
Morgan Stanley Capital I Trust
2.75%, 06/15/54 (Call 07/15/31),
(1-day SOFR + 2.127%)(a)	1,000	815,314
Series 2019-L3, Class AS, 3.49%, 11/15/52
(Call 11/15/29)	82	72,259
MSWF Commercial Mortgage Trust, 5.75%,
05/15/56 (Call 06/15/33)	2,000	2,041,369
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class C5, 2.90%, 10/10/48
(Call 07/10/26)	411	402,587
UBS Commercial Mortgage Trust, Series
2018-C12, Class ASB, 4.19%, 08/15/51
(Call 08/15/28)	369	360,217
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	377,152
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	799	780,355
Series 2015-LC22, Class A4, 3.84%, 09/15/58
(Call 09/15/25)	500	487,272
Series 2017-C41, Class A4, 3.47%, 11/15/50
(Call 11/15/27)	1,000	934,308
Series 2019-C51, Class A4, 3.31%, 06/15/52
(Call 06/15/29)	2,000	1,797,080
Series 2020-C56, Class A5, 2.45%, 06/15/53
(Call 04/15/30)	130	110,166
		39,938,940

Total Collaterized Mortgage Obligations — 1.1%
(Cost: $42,826,646)		39,938,940

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33 (Call 03/15/33)	127	125,656
5.40%, 10/01/48 (Call 04/01/48)	260	240,818
		366,474
Aerospace & Defense — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35	400	367,292

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	$10	$8,402
6.75%, 03/15/32	885	966,342
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	465	446,152
4.95%, 08/15/25 (Call 05/15/25)	1,135	1,120,692
Howmet Aerospace Inc., 5.95%, 02/01/37	30	30,739
Northrop Grumman Corp.
4.90%, 06/01/34 (Call 03/01/34)	500	482,560
4.95%, 03/15/53 (Call 09/15/52)	40	36,117
5.20%, 06/01/54 (Call 12/01/53)	500	468,247
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	79,528
2.25%, 07/01/30 (Call 04/01/30)	754	638,642
2.38%, 03/15/32 (Call 12/15/31)	115	93,489
2.65%, 11/01/26 (Call 08/01/26)	70	65,926
3.13%, 05/04/27 (Call 02/04/27)	372	352,036
3.13%, 07/01/50 (Call 01/01/50)	196	128,666
3.75%, 11/01/46 (Call 05/01/46)	277	207,916
3.95%, 08/16/25 (Call 06/16/25)	680	668,051
4.05%, 05/04/47 (Call 11/04/46)	247	194,122
4.13%, 11/16/28 (Call 08/16/28)	681	652,468
4.15%, 05/15/45 (Call 11/16/44)	175	141,208
4.35%, 04/15/47 (Call 10/15/46)	287	236,509
4.45%, 11/16/38 (Call 05/16/38)	320	281,899
4.50%, 06/01/42	653	567,018
4.63%, 11/16/48 (Call 05/16/48)	214	183,778
4.70%, 12/15/41	72	63,921
4.80%, 12/15/43 (Call 06/15/43)	175	155,797
4.88%, 10/15/40	170	155,257
5.00%, 02/27/26 (Call 01/27/26)	45	44,805
5.15%, 02/27/33 (Call 11/27/32)	100	98,323
5.38%, 02/27/53 (Call 08/27/52)	95	90,160
5.40%, 05/01/35	20	19,869
5.75%, 11/08/26 (Call 10/08/26)	75	75,742
5.75%, 01/15/29 (Call 12/15/28)	65	66,608
6.00%, 03/15/31 (Call 01/15/31)	150	155,712
6.05%, 06/01/36	75	77,709
6.10%, 03/15/34 (Call 12/15/33)	40	41,852
6.13%, 07/15/38	185	193,044
6.40%, 03/15/54 (Call 09/15/53)	80	87,250
7.50%, 09/15/29	10	11,050
		9,754,898
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	210	127,947
2.90%, 03/01/32 (Call 12/01/31)	50	42,374
3.25%, 03/27/30 (Call 12/27/29)	248	224,379
3.75%, 09/15/47 (Call 03/15/47)	119	89,341
4.02%, 04/16/43	28	22,277
4.50%, 08/15/33 (Call 05/15/33)	160	151,072
4.50%, 03/15/49 (Call 09/15/48)	55	46,283
4.54%, 03/26/42	42	36,475
5.94%, 10/01/32	107	113,032
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,480	1,411,996
2.75%, 05/14/31 (Call 02/14/31)	1,570	1,337,595
3.25%, 08/15/26 (Call 05/15/26)	1,621	1,546,757
3.75%, 09/25/27 (Call 06/25/27)	889	846,125
		5,995,653
Security	Par (000)	Value

Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30
(Call 11/10/29)	$100	$85,767

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	70	54,737
3.38%, 03/27/50 (Call 09/27/49)	203	146,629
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	655	645,922
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	72	68,514
7.85%, 11/27/33 (Call 08/27/33)	105	110,616
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	1,176	1,066,734
2.95%, 04/23/30 (Call 01/23/30)	425	343,537
		2,436,689
Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.80%, 01/13/31	435	355,484
2.00%, 03/24/28	300	268,617
2.25%, 01/12/29	330	292,179
2.30%, 09/09/26	205	192,330
2.35%, 01/08/27	135	126,019
3.50%, 02/15/28	230	217,998
4.60%, 04/17/30	140	136,785
4.70%, 01/12/28	100	99,024
4.75%, 01/12/26	60	59,554
4.90%, 03/12/27	125	124,334
4.90%, 03/13/29	125	124,032
4.90%, 01/10/34	150	145,225
4.95%, 01/09/26	150	149,281
5.13%, 07/07/28	100	100,285
5.25%, 07/07/26	100	100,065
5.65%, 11/15/28	85	86,907
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	874	710,500
2.60%, 09/01/50 (Call 03/01/50)	290	174,634
4.88%, 10/01/43 (Call 04/01/43)	387	357,718
4.90%, 02/20/29 (Call 01/20/29)	50	49,935
5.15%, 02/20/34 (Call 11/20/33)	30	29,942
5.45%, 02/20/54 (Call 08/20/53)	30	29,378
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(b)	5	4,345
7.40%, 11/01/46	350	381,621
Ford Motor Credit Co. LLC, 7.12%, 11/07/33
(Call 08/07/33)	440	463,984
General Motors Co.
5.00%, 04/01/35	95	88,456
5.15%, 04/01/38 (Call 10/01/37)	135	123,762
5.20%, 04/01/45	249	219,087
5.40%, 04/01/48 (Call 10/01/47)	177	157,566
5.95%, 04/01/49 (Call 10/01/48)	235	226,524
6.25%, 10/02/43	140	139,419
6.60%, 04/01/36 (Call 10/01/35)	216	226,160
6.75%, 04/01/46 (Call 10/01/45)	179	187,857
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	15	12,227
2.40%, 10/15/28 (Call 08/15/28)	35	30,754
2.70%, 06/10/31 (Call 03/10/31)	75	61,756
3.10%, 01/12/32 (Call 10/12/31)	175	146,525
3.60%, 06/21/30 (Call 03/21/30)	40	35,737
4.30%, 04/06/29 (Call 02/06/29)	70	66,169

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.65%, 01/17/29 (Call 10/17/28)	$5	$5,009
5.85%, 04/06/30 (Call 02/06/30)	25	25,201
6.40%, 01/09/33 (Call 10/09/32)(b)	300	309,931
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	165	143,808
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	327	389,652
Toyota Motor Credit Corp.
2.15%, 02/13/30	112	95,966
3.05%, 01/11/28	57	53,352
3.65%, 01/08/29	176	166,319
4.45%, 05/18/26	130	128,220
4.55%, 09/20/27	50	49,304
4.55%, 05/17/30	180	175,399
4.63%, 01/12/28	65	64,253
4.70%, 01/12/33	135	130,832
		8,239,421
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	484	297,750
4.35%, 03/15/29 (Call 12/15/28)	270	258,939
4.40%, 10/01/46 (Call 04/01/46)	74	57,860
5.40%, 03/15/49 (Call 09/15/48)(b)	312	277,359
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	215	185,426
4.15%, 05/01/52 (Call 11/01/51)	210	157,468
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	61	49,123
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	259	232,392
3.55%, 01/15/52 (Call 07/15/51)	110	75,378
3.80%, 09/15/27 (Call 06/15/27)	136	129,757
4.25%, 05/15/29 (Call 02/15/29)	182	172,415
5.25%, 05/15/49 (Call 11/15/48)	117	104,805
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	80	78,595
5.50%, 03/21/33 (Call 12/21/32)	50	50,789
		2,128,056
Banks — 5.5%
Australia & New Zealand Banking Group Ltd.,
3.70%, 11/16/25	670	655,622
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,357	6,947,797
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	1,020	1,019,525
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(a)	200	220,036
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	300	274,055
2.96%, 03/25/31	200	170,346
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	455	378,746
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	785	753,690
4.38%, 04/12/28	415	397,059
5.18%, 11/19/25	200	197,967
5.59%, 08/08/28	200	201,177
6.35%, 03/14/34	400	402,922
6.92%, 08/08/33	455	478,585
Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	$120	$114,601
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	255	235,472
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	80	65,291
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	95	77,004
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	70	61,735
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	75	61,030
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	580	463,702
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	283	242,571
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	50	46,464
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	75	61,865
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	299	256,218
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	120	83,654
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	335	281,420
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	324	203,855
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	173	152,723
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	477	402,156
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	557	363,430
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	185	166,870
3.25%, 10/21/27 (Call 10/21/26)	270	254,827
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	135	102,172
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	325	304,208
3.50%, 04/19/26	212	205,323
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	195	188,136
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	305	289,308
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	342	326,405
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	205	197,085
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	250	219,208
3.88%, 08/01/25	105	103,215
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	241	191,253
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	305	290,411
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	266	250,679

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(a)	$180	$152,395
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	1,001	798,730
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	590	519,805
4.25%, 10/22/26	187	182,152
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	390	374,316
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	493	412,340
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	75	72,949
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(a)	570	488,426
4.45%, 03/03/26	135	132,660
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	760	713,867
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	185	183,180
4.88%, 04/01/44	196	181,954
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	150	148,172
5.00%, 01/21/44	523	496,306
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	710	691,440
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	210	208,510
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	590	586,767
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	725	713,694
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)	35	34,790
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	10	10,234
5.88%, 02/07/42	524	549,767
6.11%, 01/29/37	535	556,988
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	120	123,379
6.22%, 09/15/26	35	35,559
7.75%, 05/14/38	600	715,281
Series L, 4.18%, 11/25/27 (Call 11/25/26)	265	255,533
Series L, 4.75%, 04/21/45	172	155,424
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	110	92,435
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(a)	390	280,253
Bank of America NA, 6.00%, 10/15/36	382	397,588
Bank of Montreal
1.25%, 09/15/26	150	136,922
2.65%, 03/08/27	60	56,115
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	1,020	953,074
5.20%, 02/01/28 (Call 01/01/28)	150	150,237
5.30%, 06/05/26	100	99,824
5.51%, 06/04/31 (Call 04/04/31)	75	75,323
5.72%, 09/25/28 (Call 08/25/28)	75	76,431
Series H, 4.70%, 09/14/27 (Call 08/14/27)	240	236,242
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	190	176,147

Security	Par (000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$333	$314,373
2.50%, 01/26/32 (Call 10/26/31)	100	83,065
2.80%, 05/04/26 (Call 02/04/26)	346	331,064
3.00%, 10/30/28 (Call 07/30/28)	249	227,737
3.25%, 05/16/27 (Call 02/16/27)	122	116,336
3.30%, 08/23/29 (Call 05/23/29)	425	386,959
3.40%, 01/29/28 (Call 10/29/27)	370	349,785
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	734	700,444
3.85%, 04/28/28	645	620,093
3.85%, 04/26/29 (Call 02/26/29)	205	195,003
3.95%, 11/18/25 (Call 10/18/25)	344	338,444
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	100	96,489
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.169%)(a)	100	97,718
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.512%)(a)	120	114,470
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	205	203,381
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	150	145,665
4.98%, 03/14/30 (Call 03/14/29),
(1-day SOFR +1.085%)(a)	350	346,084
5.19%, 03/14/35 (Call 03/14/34),
(1-day SOFR +1.418%)(a)	360	353,597
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	40	40,710
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	105	108,335
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(a)	130	135,453
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	225	242,365
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	174,897
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,380	1,281,250
1.30%, 06/11/25	1,677	1,606,454
1.30%, 09/15/26 (Call 06/15/26)	300	273,888
1.95%, 02/02/27	425	390,607
2.15%, 08/01/31	1,795	1,460,941
2.45%, 02/02/32	195	159,719
2.70%, 08/03/26	1,416	1,339,036
2.95%, 03/11/27	965	908,720
4.50%, 12/16/25	1,586	1,557,700
4.75%, 02/02/26	1,100	1,088,364
4.85%, 02/01/30	230	225,360
5.25%, 06/12/28	125	125,209
5.35%, 12/07/26	150	149,900
5.40%, 06/04/27	125	125,263
5.45%, 08/01/29	125	125,480
5.65%, 02/01/34	150	151,739
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	440	405,495
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	105	88,469
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(a)	215	178,045
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	430	354,975

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	$235	$201,994
4.34%, 01/10/28 (Call 01/10/27)	255	245,180
4.38%, 01/12/26	500	489,941
4.84%, 05/09/28 (Call 05/07/27)	445	429,562
4.95%, 01/10/47	450	406,259
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	285	278,645
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	390	374,685
5.20%, 05/12/26	350	345,412
5.25%, 08/17/45	85	81,230
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	385	382,627
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	385	384,084
5.67%, 03/12/28 (Call 03/12/27),
(1-day SOFR +1.490%)(a)	200	200,155
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(a)	200	199,890
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)	10	9,972
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	320	320,147
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	255	261,041
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	540	571,952
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	200	203,843
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	200	210,588
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	235	258,394
BPCE SA, 3.38%, 12/02/26	940	899,939
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)	60	52,941
3.95%, 08/04/25	190	186,697
5.00%, 04/28/28 (Call 03/28/28)	295	292,015
5.26%, 04/08/29 (Call 03/08/29)	125	124,581
5.62%, 07/17/26	75	75,395
5.93%, 10/02/26	25	25,334
5.99%, 10/03/28 (Call 09/03/28)	90	92,305
6.09%, 10/03/33 (Call 07/03/33)	595	614,301
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	175	145,508
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	240	204,644
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	302	261,617
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	325	288,044
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	230	216,431
3.20%, 10/21/26 (Call 07/21/26)	170	161,645
3.40%, 05/01/26	150	144,569
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	130	122,561
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	220	209,022

Security	Par (000)	Value

Banks (continued)
3.70%, 01/12/26	$442	$430,218
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	487	432,827
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(a)	525	439,224
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	195	187,823
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	355	333,800
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	141	134,727
4.13%, 07/25/28(b)	256	244,636
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	199	166,045
4.30%, 11/20/26	200	194,988
4.40%, 06/10/25	435	429,443
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	285	270,673
4.45%, 09/29/27	582	565,837
4.60%, 03/09/26	135	132,764
4.65%, 07/30/45	369	326,307
4.65%, 07/23/48 (Call 06/23/48)	570	501,375
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	25	24,553
4.75%, 05/18/46	365	319,630
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(a)	90	89,128
5.30%, 05/06/44	251	237,938
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	270	261,167
5.50%, 09/13/25	418	417,642
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	120	119,965
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(a)	465	458,906
5.88%, 02/22/33	226	231,492
5.88%, 01/30/42	280	290,356
6.00%, 10/31/33	122	125,698
6.13%, 08/25/36	10	10,272
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	455	461,884
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	80	83,939
6.63%, 01/15/28	248	259,932
6.63%, 06/15/32	467	497,230
6.68%, 09/13/43	186	203,522
8.13%, 07/15/39	574	718,145
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	275	265,348
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	85	71,649
2.85%, 07/27/26 (Call 04/27/26)	202	190,259
3.25%, 04/30/30 (Call 01/30/30)	180	157,178
4.30%, 12/03/25 (Call 11/03/25)	360	351,896
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	190	175,654
Comerica Bank, 4.00%, 07/27/25	110	106,936
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	259	237,350
Cooperatieve Rabobank UA
3.75%, 07/21/26	305	293,135
4.38%, 08/04/25	235	230,928

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 05/24/41	$196	$195,444
5.25%, 08/04/45	142	135,745
5.75%, 12/01/43	232	231,324
Credit Suisse AG/New York
5.00%, 07/09/27	250	247,020
7.50%, 02/15/28	440	469,820
Deutsche Bank AG, 4.10%, 01/13/26	340	332,608
Deutsche Bank AG/New York
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	235	222,630
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	410	376,658
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	470	433,221
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	265	222,091
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	650	572,025
4.10%, 01/13/26	355	346,334
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	390	364,687
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	150	154,839
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(a)	210	215,413
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	150	153,728
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	190	161,695
3.45%, 07/27/26 (Call 04/27/26)	235	224,326
4.25%, 03/13/26	25	24,322
4.65%, 09/13/28 (Call 06/13/28)	415	397,010
Fifth Third Bancorp
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	15	15,273
8.25%, 03/01/38	201	235,576
First Horizon Bank, 5.75%, 05/01/30
(Call 02/01/30)	90	85,406
Goldman Sachs Capital I, 6.35%, 02/15/34	265	272,974
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	170	158,685
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	95	86,826
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	115	105,742
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	250	201,536
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	255	208,083
2.60%, 02/07/30 (Call 11/07/29)	162	141,095
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	392	327,236
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	210	195,116
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	155	128,296
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	255	180,188
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	590	501,123

Security	Par (000)	Value

Banks (continued)
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	$252	$186,433
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	50	37,834
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	317	301,756
3.75%, 02/25/26 (Call 11/25/25)	270	262,906
3.80%, 03/15/30 (Call 12/15/29)	218	202,442
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	507	478,827
3.85%, 01/26/27 (Call 01/26/26)	462	445,951
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(a)	690	585,545
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	560	536,724
4.25%, 10/21/25	265	260,319
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)	489	433,040
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	200	194,897
4.75%, 10/21/45 (Call 04/21/45)	546	493,655
4.80%, 07/08/44 (Call 01/08/44)	620	563,956
5.15%, 05/22/45	139	131,466
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	280	280,249
5.95%, 01/15/27	155	157,450
6.13%, 02/15/33	485	512,036
6.25%, 02/01/41	540	578,520
6.45%, 05/01/36	209	222,249
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)	35	37,526
6.75%, 10/01/37	951	1,029,625
HSBC Bank USA NA, 7.00%, 01/15/39	450	507,972
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	95	91,566
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	150	131,302
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	135	111,970
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	485	406,456
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)	130	111,704
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	15	12,489
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	795	740,104
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	630	605,677
4.25%, 08/18/25	360	353,035
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	300	294,479
4.38%, 11/23/26	130	126,512
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	625	603,090
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	400	391,566
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	20	18,479
4.95%, 03/31/30	385	377,239

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(a)	$200	$200,990
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	345	347,224
6.10%, 01/14/42(b)	525	560,954
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	200	204,288
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	405	422,117
6.50%, 05/02/36	560	581,574
6.50%, 09/15/37	660	686,424
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	275	283,995
6.80%, 06/01/38	345	368,322
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	295	301,865
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	215	227,041
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(a)	215	233,363
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	450	509,482
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	230	173,616
2.55%, 02/04/30 (Call 11/04/29)	509	431,621
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	65	62,867
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	162	152,713
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(a)	80	77,905
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	425	358,021
3.95%, 03/29/27	850	819,549
4.05%, 04/09/29	170	161,379
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	225	207,433
4.55%, 10/02/28	200	194,500
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(a)	5	4,949
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(a)	5	5,156
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	75	68,628
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	25	20,160
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	230	186,031
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	205	176,047
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	250	206,606
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	152	127,652
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	256	225,131
2.95%, 10/01/26 (Call 07/01/26)	237	225,416

Security	Par (000)	Value

Banks (continued)
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	$70	$60,807
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	485	410,885
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	303	227,415
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	568	385,882
3.20%, 06/15/26 (Call 03/15/26)	140	134,680
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	580	408,596
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	242	227,717
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	180	171,329
3.63%, 12/01/27 (Call 12/01/26)	285	271,634
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	545	506,548
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	325	312,185
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	478	408,854
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	411	325,776
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	280	273,090
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	576	460,222
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	222	211,695
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	290	235,183
4.13%, 12/15/26	199	193,548
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	475	455,143
4.25%, 10/01/27	145	141,286
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	479	403,793
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	389	376,230
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	282	270,735
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	447	422,839
4.85%, 02/01/44	266	248,632
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	830	804,007
4.95%, 06/01/45	237	221,420
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(a)	275	274,580
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(a)	245	242,317
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	515	511,386
5.40%, 01/06/42	370	370,042
5.50%, 10/15/40	360	363,573
5.60%, 07/15/41	480	490,963
5.63%, 08/16/43	294	300,216
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	460	464,948

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(a)	$60	$61,302
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	450	474,880
6.40%, 05/15/38	480	531,575
7.63%, 10/15/26	100	105,381
7.75%, 07/15/25	65	66,680
8.00%, 04/29/27	20	21,517
8.75%, 09/01/30	555	647,216
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	62	55,525
4.90%, 08/08/32	20	17,663
6.95%, 02/01/28	45	45,978
KeyCorp
2.25%, 04/06/27	90	81,439
2.55%, 10/01/29	305	257,350
4.10%, 04/30/28	125	117,448
4.15%, 10/29/25	121	118,073
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,013	579,394
0.00%, 06/29/37(c)	750	404,260
0.38%, 07/18/25	1,175	1,113,816
0.63%, 01/22/26	2,445	2,277,343
0.75%, 09/30/30	690	546,845
1.00%, 10/01/26	1,125	1,031,356
1.75%, 09/14/29	1,166	1,012,201
2.88%, 04/03/28	2,182	2,044,515
3.00%, 05/20/27	155	147,496
3.75%, 02/15/28	1,775	1,718,455
Landwirtschaftliche Rentenbank, Series 37, 2.50%,
11/15/27	150	139,317
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	190	175,957
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	375	351,437
3.75%, 01/11/27	460	441,843
4.34%, 01/09/48	285	223,335
4.38%, 03/22/28	395	381,348
4.55%, 08/16/28	335	323,984
4.58%, 12/10/25	505	495,837
4.65%, 03/24/26	415	406,887
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	65	62,151
5.30%, 12/01/45	155	142,298
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(a)	25	24,909
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(a)	200	201,174
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	300	303,385
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	300	301,591
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(a)	440	492,500
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	40	36,637
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	160	130,968

	Par
Security	(000)	Value

Banks (continued)
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	$35	$32,386
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	40	32,960
2.76%, 09/13/26	340	321,106
3.20%, 07/18/29	305	276,614
3.29%, 07/25/27	170	160,655
3.68%, 02/22/27	70	67,363
3.74%, 03/07/29	160	150,259
3.75%, 07/18/39	235	196,213
3.85%, 03/01/26	305	297,262
3.96%, 03/02/28	55	52,780
4.05%, 09/11/28	70	67,335
4.15%, 03/07/39	139	122,625
4.29%, 07/26/38	140	125,816
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	25	24,584
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)	200	199,399
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)	50	50,200
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	310	311,011
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)	10	10,055
Mizuho Financial Group Inc.
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	145	133,691
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	30	24,175
2.56%, 09/13/31	330	268,180
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	147	125,041
2.84%, 09/13/26	20	18,905
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	90	79,196
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	232	208,072
3.17%, 09/11/27	55	51,490
3.66%, 02/28/27	90	86,204
4.02%, 03/05/28	195	186,860
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	329	314,202
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(a)	200	199,194
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(a)	240	238,761
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	65	65,580
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	230	231,616
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	40	40,513
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	220	223,027
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	270	273,325
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	875	815,639

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	$110	$101,243
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	810	751,569
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	320	254,835
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	135	107,768
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	420	340,537
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	105	97,529
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	395	311,293
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	290	238,283
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	352	306,216
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	380	238,802
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	240	202,243
3.13%, 07/27/26	240	229,282
3.59%, 07/22/28 (Call 07/22/27)(a)	632	598,938
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	359	327,755
3.63%, 01/20/27	295	283,698
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	564	534,469
3.88%, 01/27/26	305	297,693
3.95%, 04/23/27	495	477,610
3.97%, 07/22/38 (Call 07/22/37)(a)	870	734,075
4.00%, 07/23/25	281	276,492
4.30%, 01/27/45	700	600,299
4.35%, 09/08/26	365	356,795
4.38%, 01/22/47	552	474,633
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	232	223,369
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	400	357,949
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	165	163,178
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	45	43,121
5.00%, 11/24/25	381	377,972
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	195	193,693
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	105	104,276
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	335	332,731
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(a)	375	372,371
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	280	273,819
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	615	586,940
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	345	341,468
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	80	80,250

	Par
Security	(000)	Value

Banks (continued)
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)	$75	$74,477
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	488	493,537
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(a)	110	112,205
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	115	113,723
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	370	367,360
6.25%, 08/09/26	525	534,798
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	50	51,411
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	305	322,491
6.38%, 07/24/42	526	583,576
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	60	62,457
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	220	236,706
7.25%, 04/01/32	749	846,815
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	580	573,971
5.48%, 07/16/25 (Call 06/16/25)	250	250,199
5.88%, 10/30/26 (Call 09/30/26)	250	253,045
National Australia Bank Ltd./New York
2.50%, 07/12/26	342	323,768
3.38%, 01/14/26	100	97,146
4.90%, 06/13/28	250	248,992
4.94%, 01/12/28	250	249,159
4.97%, 01/12/26	250	248,848
National Bank of Canada, 5.60%, 12/18/28	2,643	2,663,877
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	70	64,647
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	575	482,617
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	65	60,701
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	494	469,893
4.80%, 04/05/26	690	681,359
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	420	409,209
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	760	744,602
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(a)	200	199,991
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(a)	200	200,278
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	200	202,012
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	265	270,826
6.48%, 06/01/34 (Call 03/01/29),
(5-year CMT + 2.200%)(a)	200	203,439
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	300	307,198
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	891	819,302

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	$910	$854,443
3.65%, 08/03/28 (Call 05/03/28)	444	423,219
3.95%, 10/30/25	600	588,449
6.13%, 11/02/32 (Call 08/02/32)	130	134,877
PNC Bank NA
2.70%, 10/22/29	250	217,015
3.10%, 10/25/27 (Call 09/25/27)	490	456,629
3.25%, 01/22/28 (Call 12/23/27)	100	93,339
4.05%, 07/26/28	255	241,673
4.20%, 11/01/25 (Call 10/02/25)	85	83,235
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	45,712
2.55%, 01/22/30 (Call 10/24/29)	365	317,022
2.60%, 07/23/26 (Call 05/23/26)	361	341,754
3.15%, 05/19/27 (Call 04/19/27)	395	374,275
3.45%, 04/23/29 (Call 01/23/29)	583	538,172
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	40	37,036
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	90	88,876
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	240	230,436
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)	25	24,928
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	180	179,720
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(a)	100	100,117
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	251	252,465
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	80	79,980
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	165	167,960
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	215	220,674
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	75	76,802
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	360	389,896
Regions Bank/Birmingham AL, 6.45%, 06/26/37	243	248,305
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	85	73,207
7.38%, 12/10/37	228	250,536
Royal Bank of Canada
1.40%, 11/02/26	410	375,178
2.05%, 01/21/27	30	27,784
3.63%, 05/04/27	280	268,775
3.88%, 05/04/32	125	113,969
4.24%, 08/03/27	310	301,785
4.65%, 01/27/26	325	320,797
4.88%, 01/12/26	95	94,350
4.88%, 01/19/27	150	148,911
4.90%, 01/12/28	280	277,372
4.95%, 02/01/29	185	183,341
5.00%, 02/01/33	490	480,311
5.00%, 05/02/33	315	309,948
5.15%, 02/01/34	165	162,610
5.20%, 07/20/26	175	174,673
5.20%, 08/01/28	290	291,243

	Par
Security	(000)	Value

Banks (continued)
6.00%, 11/01/27	$260	$266,456
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	365	334,822
3.24%, 10/05/26 (Call 08/05/26)	556	523,892
4.40%, 07/13/27 (Call 04/14/27)	1,022	986,213
4.50%, 07/17/25 (Call 04/17/25)	772	759,888
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	225	223,850
6.34%, 05/31/35 (Call 05/31/34),
(1-day SOFR + 2.138%)(a)	35	35,042
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	140	142,717
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	67	68,509
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	80	75,938
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	210	193,437
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	350	321,790
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	120	100,560
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	295	277,395
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	230	236,078
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	105	96,514
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	45	41,674
2.40%, 01/24/30	560	490,363
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	50	41,589
2.65%, 05/19/26	453	431,736
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	1,083	948,444
3.55%, 08/18/25	1,383	1,357,161
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	247	236,993
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	25	23,004
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	55	52,890
4.99%, 03/18/27 (Call 02/18/27)	75	74,873
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	110	108,156
5.27%, 08/03/26 (Call 07/03/26)	200	199,971
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	60	61,218
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	55	55,188
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	50	51,002
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(a)	25	25,832
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	90	82,402
1.90%, 09/17/28	255	222,280

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.13%, 07/08/30	$200	$166,384
2.14%, 09/23/30	20	16,517
2.47%, 01/14/29	40	35,409
2.63%, 07/14/26	260	245,901
2.72%, 09/27/29	100	88,061
2.75%, 01/15/30	140	122,190
3.01%, 10/19/26	285	269,935
3.04%, 07/16/29	360	323,263
3.20%, 09/17/29	172	154,938
3.35%, 10/18/27	252	237,048
3.36%, 07/12/27	253	239,463
3.45%, 01/11/27	242	231,507
3.54%, 01/17/28	150	141,661
3.78%, 03/09/26	265	257,901
3.94%, 07/19/28	165	157,411
4.31%, 10/16/28	173	168,123
5.52%, 01/13/28	135	136,271
5.77%, 01/13/33	285	292,320
5.78%, 07/13/33	200	205,275
5.80%, 07/13/28	200	203,758
5.81%, 09/14/33	35	36,140
5.85%, 07/13/30	200	204,656
5.88%, 07/13/26	200	201,917
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	60	59,433
5.63%, 08/23/27 (Call 07/23/27)	465	458,600
Toronto-Dominion Bank (The)
1.95%, 01/12/27(b)	195	180,255
2.45%, 01/12/32	195	159,818
2.80%, 03/10/27	95	88,985
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	1,041	993,216
4.46%, 06/08/32	405	380,810
4.69%, 09/15/27	75	73,716
4.98%, 04/05/27(b)	200	198,474
4.99%, 04/05/29	200	197,341
5.16%, 01/10/28	165	164,529
5.26%, 12/11/26	85	84,913
5.52%, 07/17/28	315	317,709
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	400	330,488
3.30%, 05/15/26 (Call 04/15/26)	210	201,315
3.63%, 09/16/25 (Call 08/16/25)	40	38,933
4.05%, 11/03/25 (Call 09/03/25)	90	88,337
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	60	55,660
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	30	26,088
3.70%, 06/05/25 (Call 05/05/25)	100	98,069
3.88%, 03/19/29 (Call 02/16/29)	70	65,010
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	65	62,448
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	50	49,176
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	150	146,755
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	315	290,527
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	95	90,430
	Par
Security	(000)	Value

Banks (continued)
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	$145	$145,533
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)	125	125,908
U.S. Bancorp
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	315	246,209
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	20	16,388
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	80	75,313
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	125	116,733
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	35	35,379
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	108	108,797
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	195	197,182
UBS AG/London, 5.65%, 09/11/28	880	895,193
UBS Group AG
4.55%, 04/17/26	435	427,578
4.88%, 05/15/45	250	227,764
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(b)	179	164,434
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	210	154,186
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	140	120,701
3.90%, 05/01/45	145	116,081
4.40%, 06/14/46	175	142,693
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	960	819,184
4.65%, 11/04/44	50	42,908
4.75%, 12/07/46	185	159,255
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	340	325,345
4.90%, 11/17/45	590	520,157
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	1,040	947,962
5.38%, 11/02/43	150	142,124
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	430	423,112
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	180	179,125
5.61%, 01/15/44	620	601,974
5.95%, 12/01/86 (Call 12/15/36)	695	698,218
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	210	223,433
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	185	151,789
2.70%, 08/19/26	305	289,456
2.85%, 05/13/26	1,180	1,129,200
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	330	270,007
3.35%, 03/08/27	258	246,720
3.40%, 01/25/28	312	295,291
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	354	325,445

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	$439	$423,300
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	75	73,128
Wintrust Financial Corp., 4.85%, 06/06/29	55	50,244
		201,615,591
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	832	785,884
4.90%, 02/01/46 (Call 08/01/45)	1,205	1,107,698
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	95	84,226
4.70%, 02/01/36 (Call 08/01/35)	681	640,183
4.90%, 02/01/46 (Call 08/01/45)	328	297,812
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	540	498,810
4.00%, 04/13/28 (Call 01/13/28)	624	605,661
4.38%, 04/15/38 (Call 10/15/37)	329	296,962
4.44%, 10/06/48 (Call 04/06/48)	450	383,154
4.60%, 04/15/48 (Call 10/15/47)	105	92,316
4.75%, 01/23/29 (Call 10/23/28)	677	671,981
4.75%, 04/15/58 (Call 10/15/57)	135	118,621
4.90%, 01/23/31 (Call 10/23/30)	368	367,252
4.95%, 01/15/42	452	423,090
5.00%, 06/15/34 (Call 03/15/34)	160	157,242
5.45%, 01/23/39 (Call 07/23/38)	408	408,994
5.55%, 01/23/49 (Call 07/23/48)	638	638,626
5.80%, 01/23/59 (Call 07/23/58)	278	288,130
5.88%, 06/15/35	80	83,492
8.00%, 11/15/39	69	86,261
8.20%, 01/15/39	320	405,063
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	58	50,579
4.50%, 07/15/45 (Call 01/15/45)	159	139,836
Coca-Cola Co. (The)
1.00%, 03/15/28	205	178,662
1.38%, 03/15/31	535	426,805
1.65%, 06/01/30	596	494,565
2.00%, 03/05/31	220	183,231
2.25%, 01/05/32	130	108,506
2.50%, 06/01/40	377	264,668
2.50%, 03/15/51	80	48,250
2.60%, 06/01/50	403	249,616
2.75%, 06/01/60	124	74,482
2.90%, 05/25/27	215	203,707
3.00%, 03/05/51	340	228,855
3.38%, 03/25/27	660	635,687
3.45%, 03/25/30(b)	20	18,550
4.20%, 03/25/50	305	259,553
5.00%, 05/13/34 (Call 02/13/34)	200	199,470
5.30%, 05/13/54 (Call 11/13/53)	200	197,389
5.40%, 05/13/64 (Call 11/13/63)	200	197,030
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	30	23,010
5.25%, 11/26/43	245	238,671
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	76	55,841
4.10%, 02/15/48 (Call 08/15/47)	85	66,690
4.50%, 05/09/47 (Call 11/09/46)	92	76,607
4.90%, 05/01/33 (Call 02/01/33)	60	57,638
	Par
Security	(000)	Value

Beverages (continued)
5.25%, 11/15/48 (Call 05/15/48)	$121	$112,449
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	805	764,395
2.00%, 04/29/30 (Call 01/29/30)	1,910	1,612,820
2.13%, 04/29/32 (Call 01/29/32)	1,650	1,329,254
2.38%, 10/24/29 (Call 07/24/29)	2,240	1,965,600
3.88%, 05/18/28 (Call 02/18/28)	640	614,051
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,007,051
5.38%, 10/05/26 (Call 09/05/26)	200	201,104
5.63%, 10/05/33 (Call 07/05/33)	200	206,508
Diageo Investment Corp.
4.25%, 05/11/42	145	126,271
7.45%, 04/15/35	324	376,588
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50 (Call 07/16/49)	10	7,045
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	273	256,851
3.20%, 05/01/30 (Call 02/01/30)	219	196,542
3.40%, 11/15/25 (Call 08/15/25)	330	320,660
3.43%, 06/15/27 (Call 03/15/27)	248	235,519
3.80%, 05/01/50 (Call 11/01/49)	212	158,176
3.95%, 04/15/29 (Call 02/15/29)	50	47,323
4.05%, 04/15/32 (Call 01/15/32)	235	216,850
4.42%, 12/15/46 (Call 06/15/46)	290	242,895
4.50%, 11/15/45 (Call 05/15/45)	34	28,901
4.50%, 04/15/52 (Call 10/15/51)	270	225,092
4.60%, 05/25/28 (Call 02/25/28)	205	200,628
5.05%, 03/15/29 (Call 02/15/29)	100	99,326
5.10%, 03/15/27 (Call 02/15/27)	100	99,720
5.30%, 03/15/34 (Call 12/15/33)	100	99,183
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	100	99,199
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,465	1,395,818
4.20%, 07/15/46 (Call 01/15/46)	335	268,529
5.00%, 05/01/42	332	303,235
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	40,876
2.38%, 10/06/26 (Call 07/06/26)	704	663,540
2.63%, 03/19/27 (Call 01/19/27)	676	635,334
2.63%, 07/29/29 (Call 04/29/29)	715	644,104
2.63%, 10/21/41 (Call 04/21/41)	25	17,483
2.75%, 03/19/30 (Call 12/19/29)	484	430,298
2.85%, 02/24/26 (Call 11/24/25)	558	538,015
2.88%, 10/15/49 (Call 04/15/49)	40	26,498
3.00%, 10/15/27 (Call 07/15/27)	714	672,138
3.38%, 07/29/49 (Call 01/29/49)	180	130,357
3.50%, 07/17/25 (Call 04/17/25)	265	259,984
3.50%, 03/19/40 (Call 09/19/39)	65	52,436
3.60%, 02/18/28 (Call 01/18/28)	75	71,963
3.60%, 08/13/42	75	59,352
3.63%, 03/19/50 (Call 09/19/49)	241	182,915
3.88%, 03/19/60 (Call 09/19/59)	45	34,989
3.90%, 07/18/32 (Call 04/18/32)	70	64,951
4.00%, 03/05/42	170	145,055
4.00%, 05/02/47 (Call 11/02/46)	165	134,153
4.20%, 07/18/52 (Call 01/18/52)	25	20,817
4.45%, 05/15/28 (Call 04/15/28)	105	103,928
4.45%, 02/15/33 (Call 11/15/32)(b)	100	98,874
4.45%, 04/14/46 (Call 10/14/45)	260	229,498
4.55%, 02/13/26 (Call 01/13/26)	100	99,281
4.65%, 02/15/53 (Call 08/15/52)	100	89,991

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
4.88%, 11/01/40	$150	$144,406
5.25%, 11/10/25	175	175,514
7.00%, 03/01/29	335	365,729
		32,069,418
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	404	373,495
2.30%, 02/25/31 (Call 11/25/30)	310	259,205
2.45%, 02/21/30 (Call 11/21/29)	606	524,801
2.60%, 08/19/26 (Call 05/19/26)	332	313,993
2.77%, 09/01/53 (Call 03/01/53)	180	107,368
3.00%, 01/15/52 (Call 07/15/51)	235	152,878
3.15%, 02/21/40 (Call 08/21/39)	340	253,962
3.20%, 11/02/27 (Call 08/02/27)	437	410,403
3.38%, 02/21/50 (Call 08/21/49)	285	200,264
4.05%, 08/18/29 (Call 06/18/29)	300	285,254
4.20%, 03/01/33 (Call 12/01/32)	380	350,259
4.20%, 02/22/52 (Call 08/22/51)	85	67,383
4.40%, 05/01/45 (Call 11/01/44)	385	324,478
4.40%, 02/22/62 (Call 08/22/61)	130	102,995
4.56%, 06/15/48 (Call 12/15/47)	309	261,306
4.66%, 06/15/51 (Call 12/15/50)	328	280,500
4.88%, 03/01/53 (Call 09/01/52)	200	176,034
4.95%, 10/01/41	145	134,049
5.15%, 03/02/28 (Call 02/02/28)	610	608,491
5.15%, 11/15/41 (Call 05/15/41)	197	184,953
5.25%, 03/02/33 (Call 12/02/32)	905	898,139
5.65%, 06/15/42 (Call 12/15/41)	135	134,017
5.65%, 03/02/53 (Call 09/02/52)	665	655,938
5.75%, 03/02/63 (Call 09/02/62)	465	457,164
6.38%, 06/01/37	75	79,838
6.40%, 02/01/39	165	176,535
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	236,291
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	555	467,565
3.15%, 05/01/50 (Call 11/01/49)	467	302,012
3.25%, 02/15/51 (Call 08/15/50)	145	96,180
4.05%, 09/15/25 (Call 06/15/25)	922	905,854
5.20%, 09/15/45 (Call 03/15/45)	362	330,952
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	240	212,302
1.65%, 10/01/30 (Call 07/01/30)	550	448,364
2.80%, 10/01/50 (Call 04/01/50)	321	200,103
2.95%, 03/01/27 (Call 12/01/26)	788	745,924
3.65%, 03/01/26 (Call 12/01/25)	850	826,266
4.00%, 09/01/36 (Call 03/01/36)	244	213,322
4.15%, 03/01/47 (Call 09/01/46)	510	412,298
4.50%, 02/01/45 (Call 08/01/44)	350	300,838
4.60%, 09/01/35 (Call 03/01/35)	455	427,111
4.75%, 03/01/46 (Call 09/01/45)	401	355,720
4.80%, 04/01/44 (Call 10/01/43)	513	461,230
5.25%, 10/15/33 (Call 07/15/33)	125	125,041
5.55%, 10/15/53 (Call 04/15/53)	100	99,203
5.65%, 12/01/41 (Call 06/01/41)	285	286,259
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	170	138,998
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	174	106,216
		15,471,751
	Par
Security	(000)	Value

Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	$450	$384,886
2.72%, 02/15/30 (Call 11/15/29)	575	504,549
3.38%, 04/05/40 (Call 10/05/39)	310	239,536
3.58%, 04/05/50 (Call 10/05/49)	330	240,139
5.80%, 11/30/25	325	326,547
5.90%, 03/15/34 (Call 12/15/33)	100	103,879
6.20%, 03/15/54 (Call 09/15/53)	75	80,423
CRH America Finance Inc., 5.40%, 05/21/34
(Call 02/21/34)	2,000	1,978,613
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	407	366,518
4.00%, 06/15/25 (Call 03/15/25)	1,082	1,062,585
4.00%, 03/25/32 (Call 12/25/31)	695	626,539
4.50%, 03/25/52 (Call 09/25/51)	140	110,615
5.88%, 06/01/33 (Call 03/01/33)	802	807,542
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	1,780	1,734,545
4.50%, 02/15/47 (Call 08/15/46)	87	72,892
4.63%, 07/02/44 (Call 01/02/44)	150	129,464
4.95%, 07/02/64 (Call 01/02/64)(d)	50	43,151
5.13%, 09/14/45 (Call 03/14/45)	158	144,097
6.00%, 01/15/36	425	442,895
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	950	777,659
2.00%, 09/16/31 (Call 06/16/31)	480	384,666
5.50%, 04/19/29 (Call 03/19/29)	125	126,233
Lafarge SA, 7.13%, 07/15/36	188	205,436
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	735	698,887
1.70%, 08/01/27 (Call 06/01/27)	410	366,662
5.50%, 09/15/28 (Call 08/15/28)	230	230,880
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	145	97,772
4.25%, 12/15/47 (Call 06/15/47)	127	103,450
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	104,597
4.50%, 05/15/47 (Call 11/15/46)	195	160,893
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)	50	45,653
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	788	753,969
3.95%, 08/15/29 (Call 05/15/29)	151	141,923
4.30%, 07/15/47 (Call 01/15/47)	290	235,994
4.40%, 01/30/48 (Call 07/30/47)	85	68,985
5.50%, 06/15/27 (Call 05/15/27)	60	60,323
5.70%, 06/15/34 (Call 03/15/34)	125	125,818
5.95%, 06/15/54 (Call 12/15/53)	55	55,475
7.00%, 12/01/36	186	206,092
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	1,227	1,187,984
3.80%, 03/21/29 (Call 12/21/28)	610	577,571
4.50%, 03/21/49 (Call 09/21/48)	150	127,137
4.65%, 11/01/44 (Call 05/01/44)	177	156,657
5.25%, 03/03/33 (Call 12/03/32)	1,075	1,076,945
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	1,095	1,040,793
4.30%, 02/21/48 (Call 08/21/47)	80	65,950
5.75%, 06/15/43	194	196,574

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	$119	$100,106
4.70%, 03/01/48 (Call 09/01/47)	75	65,111
		18,945,610
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	230	207,747
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	290	293,960
6.33%, 07/15/29 (Call 05/15/29)	90	92,420
6.38%, 07/15/32 (Call 04/15/32)	175	179,929
6.55%, 11/15/30 (Call 09/15/30)	75	78,329
6.70%, 11/15/33 (Call 08/15/33)	55	57,848
CF Industries Inc., 5.38%, 03/15/44	190	175,062
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	130	91,520
4.25%, 10/01/34 (Call 04/01/34)	149	136,351
4.38%, 11/15/42 (Call 05/15/42)	147	122,770
4.63%, 10/01/44 (Call 04/01/44)	172	147,362
4.80%, 11/30/28 (Call 08/30/28)	185	182,912
4.80%, 05/15/49 (Call 11/15/48)	224	191,516
5.15%, 02/15/34 (Call 11/15/33)	130	127,524
5.25%, 11/15/41 (Call 05/15/41)	384	359,697
5.55%, 11/30/48 (Call 05/30/48)	115	109,985
5.60%, 02/15/54 (Call 08/15/53)	100	96,507
6.30%, 03/15/33 (Call 12/15/32)(b)	60	63,517
6.90%, 05/15/53 (Call 11/15/52)	55	61,739
7.38%, 11/01/29	305	334,925
9.40%, 05/15/39	135	178,890
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	475	468,985
4.73%, 11/15/28 (Call 08/15/28)	809	803,180
5.32%, 11/15/38 (Call 05/15/38)	599	603,299
5.42%, 11/15/48 (Call 05/15/48)	350	352,812
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	192	161,320
4.80%, 09/01/42 (Call 03/01/42)	148	128,617
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	320	253,645
2.13%, 02/01/32 (Call 11/01/31)	120	98,199
2.70%, 11/01/26 (Call 08/01/26)	9,715	9,209,442
2.70%, 12/15/51 (Call 06/15/51)	190	117,718
2.75%, 08/18/55 (Call 02/18/55)	180	108,682
3.25%, 12/01/27 (Call 09/01/27)	886	836,479
3.95%, 12/01/47 (Call 06/01/47)	235	189,995
4.80%, 03/24/30 (Call 12/24/29)	981	972,093
5.25%, 01/15/28 (Call 12/15/27)	370	373,186
5.50%, 12/08/41	40	40,430
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	57	43,953
5.65%, 05/18/33 (Call 02/18/33)(b)	95	93,417
6.38%, 05/18/53 (Call 11/18/52)	105	104,745
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	60	46,084
4.45%, 09/26/28 (Call 06/26/28)	595	570,992
5.00%, 09/26/48 (Call 03/26/48)	96	81,575
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	270	235,270
5.25%, 07/15/43	98	89,658
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	755	721,536
	Par
Security	(000)	Value

Chemicals (continued)
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	$200	$138,670
3.80%, 10/01/60 (Call 04/01/60)	425	288,203
4.20%, 10/15/49 (Call 04/15/49)	172	131,794
4.20%, 05/01/50 (Call 11/01/49)	349	267,737
5.50%, 03/01/34 (Call 12/01/33)	200	197,661
5.63%, 05/15/33 (Call 02/15/33)	120	121,640
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	190	153,837
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,600
4.88%, 11/15/41 (Call 05/15/41)	5	4,376
5.45%, 11/15/33 (Call 05/15/33)	65	64,176
5.63%, 11/15/43 (Call 05/15/43)	125	118,717
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	227	201,795
4.90%, 03/27/28 (Call 02/27/28)	160	158,163
4.90%, 06/01/43 (Call 12/01/42)	120	106,661
5.00%, 04/01/49 (Call 10/01/48)	58	51,354
5.25%, 01/15/45 (Call 07/15/44)	103	94,956
5.63%, 12/01/40	158	152,920
5.80%, 03/27/53 (Call 09/27/52)	185	183,837
5.88%, 12/01/36	200	204,294
5.95%, 11/07/25	100	100,563
6.13%, 01/15/41 (Call 07/15/40)	55	56,298
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	179	159,492
3.75%, 03/15/28 (Call 12/15/27)	525	501,084
Rohm & Haas Co., 7.85%, 07/15/29	148	162,856
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	60	49,396
5.25%, 06/01/45 (Call 12/01/44)	45	41,262
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	96,880
3.30%, 05/15/50 (Call 11/15/49)	60	41,151
3.80%, 08/15/49 (Call 02/15/49)	140	105,342
4.00%, 12/15/42 (Call 06/15/42)	48	38,476
4.50%, 06/01/47 (Call 12/01/46)	329	278,978
4.55%, 08/01/45 (Call 02/01/45)	70	59,353
Westlake Corp., 3.38%, 08/15/61 (Call 02/15/61)	120	72,548
		24,409,892
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,876	3,912,089
1.70%, 05/15/28 (Call 03/15/28)	4,585	4,072,075
3.38%, 09/15/25 (Call 06/15/25)	1,178	1,153,620
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	482	437,289
5.25%, 10/01/25 (Call 07/01/25)	83	82,325
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	122	91,823
5.95%, 08/15/52 (Call 02/15/52)	95	91,861
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,050	963,727
2.65%, 07/15/31 (Call 04/15/31)	844	677,097
6.25%, 05/06/29 (Call 04/06/29)	25	25,348
6.50%, 05/06/34 (Call 02/06/34)	25	25,399
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	135	82,566
3.25%, 01/15/28 (Call 10/15/27)	355	335,839
3.25%, 05/20/50 (Call 11/20/49)	84	57,235

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
3.75%, 02/25/52 (Call 08/25/51)	$45	$33,630
4.25%, 02/01/29 (Call 11/01/28)	403	390,060
4.25%, 08/08/32 (Call 05/08/32)	270	252,752
4.88%, 12/17/48 (Call 06/17/48)	164	147,542
5.25%, 07/15/44	215	205,168
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	105	99,204
2.85%, 10/01/29 (Call 07/01/29)	70	62,820
3.25%, 06/01/50 (Call 12/01/49)	316	214,817
5.05%, 06/01/52 (Call 12/01/51)	70	64,238
5.25%, 06/01/62 (Call 12/01/61)	35	32,008
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	305	246,440
2.90%, 10/01/30 (Call 07/01/30)	505	440,511
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,650	1,467,473
4.00%, 03/18/29 (Call 12/18/28)	2,493	2,379,071
4.75%, 05/20/32 (Call 02/20/32)	75	72,857
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(b)	200	102,903
2.50%, 12/01/29 (Call 09/01/29)	30	26,318
2.95%, 01/22/27 (Call 10/22/26)	85	80,491
3.25%, 12/01/49 (Call 06/01/49)	293	205,856
3.90%, 03/01/62 (Call 09/01/61)	100	74,364
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32
(Call 12/15/31)	675	546,032
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	5	4,766
5.50%, 06/15/45 (Call 12/15/44)	26	25,019
		19,182,633
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	133	79,549
2.65%, 05/11/50 (Call 11/11/49)	338	213,723
2.65%, 02/08/51 (Call 08/08/50)	135	84,848
2.70%, 08/05/51 (Call 02/05/51)	75	47,351
2.80%, 02/08/61 (Call 08/08/60)	205	124,619
2.85%, 08/05/61 (Call 02/05/61)	140	85,536
2.95%, 09/11/49 (Call 03/11/49)	164	110,933
3.45%, 02/09/45	322	250,144
3.75%, 09/12/47 (Call 03/12/47)	165	130,970
3.75%, 11/13/47 (Call 05/13/47)	196	155,713
3.85%, 05/04/43	462	386,784
3.85%, 08/04/46 (Call 02/04/46)	255	207,229
3.95%, 08/08/52 (Call 02/08/52)	90	72,506
4.10%, 08/08/62 (Call 02/08/62)	200	160,468
4.25%, 02/09/47 (Call 08/09/46)	95	83,436
4.30%, 05/10/33 (Call 02/10/33)(b)	160	156,775
4.38%, 05/13/45	435	386,393
4.45%, 05/06/44	49	45,031
4.65%, 02/23/46 (Call 08/23/45)	532	490,583
4.85%, 05/10/53 (Call 11/10/52)	160	152,970
Dell Inc., 6.50%, 04/15/38	10	10,582
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	82	55,758
5.40%, 04/15/34 (Call 01/15/34)	50	49,283
8.10%, 07/15/36 (Call 01/15/36)	125	149,214
8.35%, 07/15/46 (Call 01/15/46)	103	131,833
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)	15	12,835
	Par
Security	(000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	$836	$782,652
4.90%, 10/15/25 (Call 07/15/25)	2,766	2,746,445
5.25%, 07/01/28 (Call 06/01/28)(b)	290	291,972
6.10%, 04/01/26 (Call 06/11/24)	140	140,007
6.20%, 10/15/35 (Call 04/15/35)	449	474,020
6.35%, 10/15/45 (Call 04/15/45)	120	127,232
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	205	189,389
4.75%, 01/15/28 (Call 12/15/27)	50	49,297
5.50%, 01/15/33 (Call 10/15/32)(b)	385	385,080
6.00%, 09/15/41	367	375,227
IBM International Capital Pte Ltd., 5.30%, 02/05/54
(Call 08/05/53)	10	9,329
International Business Machines Corp.
3.30%, 05/15/26	105	101,317
3.30%, 01/27/27	455	435,612
3.43%, 02/09/52 (Call 08/09/51)	145	99,688
3.45%, 02/19/26	1,072	1,040,774
3.50%, 05/15/29	925	860,712
4.00%, 06/20/42	345	279,990
4.15%, 07/27/27 (Call 06/27/27)	100	97,405
4.15%, 05/15/39	177	151,245
4.25%, 05/15/49	481	388,401
4.40%, 07/27/32 (Call 04/27/32)	135	127,457
4.70%, 02/19/46	165	146,178
4.90%, 07/27/52 (Call 01/27/52)	55	49,014
5.10%, 02/06/53 (Call 08/06/52)	65	59,958
5.60%, 11/30/39	136	137,779
5.88%, 11/29/32	335	350,577
6.22%, 08/01/27	170	175,754
6.50%, 01/15/28	362	380,930
7.00%, 10/30/25	1,166	1,192,333
7.13%, 12/01/96(b)	30	37,054
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	98,344
4.38%, 05/15/30 (Call 02/15/30)	781	734,531
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	250	210,927
Western Digital Corp., 2.85%, 02/01/29
(Call 12/01/28)	345	297,588
		16,859,284
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	226	178,916
4.00%, 08/15/45	353	295,849
4.60%, 03/01/28 (Call 02/01/28)	36	35,879
4.60%, 03/01/33 (Call 12/01/32)	36	35,214
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,368
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	92	61,277
4.38%, 06/15/45 (Call 12/15/44)	62	52,685
6.00%, 05/15/37	25	26,282
Procter & Gamble Co. (The)
2.45%, 11/03/26	321	303,104
2.85%, 08/11/27	825	778,104
3.60%, 03/25/50	125	98,066
4.10%, 01/26/26	150	147,949
5.55%, 03/05/37	256	268,151
5.80%, 08/15/34	65	70,242

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	$405	$326,981
2.00%, 07/28/26	305	286,376
2.90%, 05/05/27 (Call 02/05/27)	405	383,761
3.10%, 07/30/25	175	171,042
3.50%, 03/22/28 (Call 12/22/27)	385	366,252
5.00%, 12/08/33 (Call 09/08/33)	500	498,186
5.90%, 11/15/32	245	259,624
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	325	205,090
		4,896,398
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	360	363,498
6.25%, 06/15/33 (Call 03/15/33)	685	704,072
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	96	74,561
4.20%, 05/15/47 (Call 11/15/46)	174	144,675
4.60%, 06/15/45 (Call 12/15/44)	217	194,060
		1,480,866
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	480	446,590
3.00%, 10/29/28 (Call 08/29/28)	452	408,321
3.30%, 01/30/32 (Call 10/30/31)	877	747,013
3.40%, 10/29/33 (Call 07/29/33)	570	474,487
3.65%, 07/21/27 (Call 04/21/27)	505	477,394
3.88%, 01/23/28 (Call 10/23/27)	510	480,802
4.45%, 10/01/25 (Call 08/01/25)	525	516,973
4.45%, 04/03/26 (Call 02/03/26)	445	436,186
4.63%, 10/15/27 (Call 08/15/27)	350	340,110
5.30%, 01/19/34 (Call 10/19/33)	5	4,863
5.75%, 06/06/28 (Call 05/06/28)	150	151,215
6.50%, 07/15/25 (Call 06/15/25)	810	816,162
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	205	181,412
3.50%, 08/01/25	65	63,429
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	215	179,427
3.00%, 02/01/30 (Call 11/01/29)	212	186,754
3.25%, 10/01/29 (Call 07/01/29)	152	136,678
3.63%, 04/01/27 (Call 01/01/27)	240	228,762
3.63%, 12/01/27 (Call 09/01/27)	184	173,171
3.75%, 06/01/26 (Call 04/01/26)	40	38,575
4.63%, 10/01/28 (Call 07/01/28)	307	296,962
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	154	149,877
Ally Financial Inc.
7.10%, 11/15/27 (Call 10/15/27)	50	51,975
8.00%, 11/01/31	579	634,513
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	68,802
2.55%, 03/04/27 (Call 02/01/27)	95	88,525
3.13%, 05/20/26 (Call 04/20/26)	1,150	1,103,328
3.30%, 05/03/27 (Call 04/03/27)	85	80,810
3.95%, 08/01/25 (Call 07/01/25)	300	295,020
4.05%, 12/03/42	496	416,813
4.20%, 11/06/25 (Call 10/06/25)	426	419,492
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	260	244,477
4.90%, 02/13/26 (Call 01/13/26)	200	198,615
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	$100	$96,118
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	250	244,373
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(a)	40	39,757
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	225	224,822
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	75	74,909
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(a)	75	75,686
5.63%, 07/28/34 (Call 04/27/33),
(1-day SOFR + 1.930%)(a)	45	44,779
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(a)	75	75,276
5.85%, 11/05/27 (Call 10/05/27)	95	97,177
5.92%, 04/25/35 (Call 01/25/34),
(1-day SOFR +1.630%)(a)	450	455,155
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(a)	50	50,538
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(a)	50	53,235
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	400	382,701
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	55	52,178
4.50%, 05/13/32 (Call 02/13/32)	50	47,820
5.15%, 05/15/33 (Call 02/15/33)	150	149,509
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	325	260,185
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	85	59,125
3.63%, 02/15/52 (Call 08/15/51)	65	45,269
3.90%, 01/25/28 (Call 10/25/27)	330	315,392
4.25%, 06/02/26 (Call 03/02/26)	150	146,807
4.35%, 04/15/30 (Call 01/15/30)	192	181,886
4.70%, 09/20/47 (Call 03/20/47)	265	225,699
4.85%, 03/29/29 (Call 12/29/28)	430	422,745
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	140	95,687
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	20	18,277
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	165	128,565
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	65	52,512
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	5	4,493
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	25	24,593
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	50	49,552
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	5	4,883
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	280	269,418
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	35	34,714

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	$160	$157,829
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	105	107,133
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	100	102,442
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	242	233,597
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	15	11,954
2.90%, 03/03/32 (Call 12/03/31)	380	322,828
3.20%, 03/02/27 (Call 12/02/26)	40	37,945
3.20%, 01/25/28 (Call 10/25/27)	51	47,734
3.25%, 05/22/29 (Call 02/22/29)	155	142,014
4.00%, 02/01/29 (Call 11/01/28)	159	152,342
4.63%, 03/22/30 (Call 12/22/29)(b)	40	39,358
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	100	101,557
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	40	41,385
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	209	163,645
4.10%, 06/15/51 (Call 12/15/50)	134	85,386
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	240	201,820
5.30%, 09/15/43 (Call 03/15/43)	209	209,285
Credit Suisse USA LLC, 7.13%, 07/15/32	296	326,241
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	371	356,295
4.50%, 01/30/26 (Call 11/30/25)	270	264,814
6.70%, 11/29/32 (Call 08/29/32)	150	156,821
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	190	213,667
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	995	950,852
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	120	92,613
3.00%, 06/15/50 (Call 12/15/49)	340	221,640
3.00%, 09/15/60 (Call 03/15/60)	230	138,568
3.10%, 09/15/27 (Call 06/15/27)	180	169,204
3.75%, 09/21/28 (Call 06/21/28)	119	113,017
4.25%, 09/21/48 (Call 03/21/48)	241	198,805
4.60%, 03/15/33 (Call 12/15/32)	240	228,348
4.95%, 06/15/52 (Call 12/15/51)	260	238,113
5.20%, 06/15/62 (Call 12/15/61)	270	253,000
Invesco Finance PLC
3.75%, 01/15/26	80	77,797
5.38%, 11/30/43	173	163,425
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	770	761,504
Jefferies Financial Group Inc.
4.15%, 01/23/30	172	158,639
6.25%, 01/15/36	167	169,296
6.50%, 01/20/43	65	67,517
Legg Mason Inc.
4.75%, 03/15/26	346	342,880
5.63%, 01/15/44	383	372,842
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	102,267
2.95%, 11/21/26 (Call 08/21/26)	400	381,281
2.95%, 06/01/29 (Call 03/01/29)	20	18,273
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.30%, 03/26/27 (Call 01/26/27)	$552	$528,575
3.35%, 03/26/30 (Call 12/26/29)	40	36,749
3.50%, 02/26/28 (Call 11/26/27)	440	419,582
3.65%, 06/01/49 (Call 12/01/48)	125	95,565
3.80%, 11/21/46 (Call 05/21/46)	130	103,426
3.85%, 03/26/50 (Call 09/26/49)	338	266,927
3.95%, 02/26/48 (Call 08/26/47)	142	115,499
4.85%, 03/09/33 (Call 12/09/32)	85	84,241
4.88%, 03/09/28 (Call 02/09/28)	160	160,697
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	215	171,543
3.25%, 04/28/50 (Call 10/28/49)	120	80,078
3.85%, 06/30/26 (Call 03/30/26)	342	331,937
3.95%, 03/07/52 (Call 09/07/51)	204	152,103
5.35%, 06/28/28 (Call 05/28/28)	450	452,289
5.55%, 02/15/34 (Call 11/15/33)	430	429,429
6.10%, 06/28/63 (Call 12/28/62)	50	51,286
Nomura Holdings Inc.
2.17%, 07/14/28	195	171,094
2.33%, 01/22/27	300	276,533
2.61%, 07/14/31	470	385,588
2.68%, 07/16/30	265	224,679
2.71%, 01/22/29	270	238,487
3.00%, 01/22/32	480	400,163
3.10%, 01/16/30	390	342,799
5.39%, 07/06/27	255	254,153
6.07%, 07/12/28	215	219,414
6.09%, 07/12/33	225	233,898
6.18%, 01/18/33	200	208,505
ORIX Corp., 5.20%, 09/13/32	335	334,637
Radian Group Inc., 4.88%, 03/15/27
(Call 09/15/26)	25	24,352
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	60	44,167
4.65%, 04/01/30 (Call 01/01/30)	89	86,720
4.95%, 07/15/46	190	171,111
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	265	212,980
3.70%, 08/04/26 (Call 05/04/26)	530	503,451
3.95%, 12/01/27 (Call 09/01/27)	641	600,056
4.50%, 07/23/25 (Call 04/23/25)	902	885,350
4.88%, 06/13/25 (Call 05/13/25)	155	153,225
5.15%, 03/19/29 (Call 12/19/28)	542	519,748
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	15	13,813
2.00%, 08/15/50 (Call 02/15/50)(b)	25	13,891
2.05%, 04/15/30 (Call 01/15/30)	185	158,120
2.70%, 04/15/40 (Call 10/15/39)	140	101,520
2.75%, 09/15/27 (Call 06/15/27)	40	37,427
3.15%, 12/14/25 (Call 09/14/25)	115	111,699
3.65%, 09/15/47 (Call 03/15/47)	361	280,010
4.15%, 12/14/35 (Call 06/14/35)	284	264,082
4.30%, 12/14/45 (Call 06/14/45)	771	669,432
Voya Financial Inc.
3.65%, 06/15/26	180	173,480
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	205	175,034
5.70%, 07/15/43	116	111,901
Western Union Co. (The), 6.20%, 11/17/36	232	235,058
		36,053,844

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	$870	$571,098
4.70%, 05/15/32 (Call 02/15/32)	320	301,134
5.25%, 05/15/52 (Call 11/15/51)	365	328,046
5.40%, 06/01/33 (Call 03/01/33)	50	48,656
5.45%, 05/15/29 (Call 04/15/29)	100	99,934
5.70%, 05/15/34 (Call 02/15/34)	100	99,047
Series G, 4.15%, 05/01/49 (Call 11/01/48)	140	105,333
Series H, 3.45%, 01/15/50 (Call 07/15/49)	305	202,983
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	2,642	2,438,780
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	370	276,034
4.35%, 06/01/48 (Call 12/01/47)	329	266,941
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	62	38,645
3.20%, 09/15/49 (Call 03/15/49)	237	157,709
3.50%, 08/15/46 (Call 02/15/46)	220	160,893
3.75%, 08/15/47 (Call 02/15/47)	126	94,223
4.25%, 09/15/48 (Call 03/15/48)	135	109,213
5.40%, 06/01/53 (Call 12/01/52)	65	62,298
6.35%, 10/01/36	115	121,781
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	125	95,936
3.60%, 03/01/52 (Call 09/01/51)	70	50,474
3.95%, 03/01/48 (Call 09/01/47)	144	112,648
4.50%, 04/01/44 (Call 10/01/43)	137	119,052
4.95%, 04/01/33 (Call 01/01/33)	30	29,196
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	239	195,410
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	68,165
Series K2, 6.95%, 03/15/33	105	116,385
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/36	160	159,531
CMS Energy Corp., 4.75%, 06/01/50
(Call 03/01/30), (5-year CMT + 4.116%)(a)	300	275,319
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	399	338,321
3.00%, 03/01/50 (Call 09/01/49)	265	169,809
3.65%, 06/15/46 (Call 12/15/45)	326	243,014
3.70%, 08/15/28 (Call 05/15/28)	545	515,333
3.70%, 03/01/45 (Call 09/01/44)	118	90,309
3.80%, 10/01/42 (Call 04/01/42)	45	35,543
4.00%, 03/01/48 (Call 09/01/47)	194	150,857
4.00%, 03/01/49 (Call 09/01/48)	252	194,482
4.35%, 11/15/45 (Call 05/15/45)	71	59,213
4.70%, 01/15/44 (Call 07/15/43)	25	22,224
4.90%, 02/01/33 (Call 11/01/32)	30	29,218
5.30%, 06/01/34 (Call 03/01/34)	70	69,725
5.65%, 06/01/54 (Call 12/01/53)	60	59,615
5.90%, 03/15/36	275	284,586
6.45%, 01/15/38	114	122,208
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	115	107,418
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	185	139,370
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	239	158,787
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	560	335,268
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	560	444,426
4.30%, 04/15/44 (Call 10/15/43)	255	215,375
4.90%, 07/01/33 (Call 04/01/33)	75	72,747
5.25%, 01/15/53 (Call 07/15/52)	200	190,734
Series A, 2.05%, 07/01/31 (Call 04/01/31)	877	712,583
Series A, 3.20%, 03/15/27 (Call 12/15/26)	665	632,642
	Par
Security	(000)	Value

Electric (continued)
Series A, 4.15%, 06/01/45 (Call 12/01/44)	$205	$169,630
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	75	73,703
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	70	48,136
3.70%, 11/15/59 (Call 05/15/59)	165	113,757
3.80%, 05/15/28 (Call 02/15/28)	139	132,506
3.85%, 06/15/46 (Call 12/15/45)	149	114,631
3.95%, 03/01/43 (Call 09/01/42)	139	110,939
4.45%, 03/15/44 (Call 09/15/43)	190	162,326
4.50%, 12/01/45 (Call 06/01/45)	155	131,614
4.50%, 05/15/58 (Call 11/15/57)	175	142,443
4.63%, 12/01/54 (Call 06/01/54)	269	228,132
5.70%, 06/15/40	132	131,707
Series 05-A, 5.30%, 03/01/35	182	180,438
Series 06-A, 5.85%, 03/15/36	69	70,639
Series 06-B, 6.20%, 06/15/36	105	110,622
Series 08-B, 6.75%, 04/01/38	145	160,581
Series 09-C, 5.50%, 12/01/39	115	113,013
Series 12-A, 4.20%, 03/15/42	122	101,444
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	166	128,322
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	345	314,426
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	145,811
Series A, 4.13%, 05/15/49 (Call 11/15/48)	210	165,139
Series C, 3.00%, 12/01/60 (Call 06/01/60)	70	41,324
Series C, 4.00%, 11/15/57 (Call 05/15/57)	109	81,254
Series C, 4.30%, 12/01/56 (Call 06/01/56)	106	83,736
Series D, 4.00%, 12/01/28 (Call 09/01/28)	279	268,059
Series E, 4.65%, 12/01/48 (Call 06/01/48)	160	136,335
Constellation Energy Generation LLC
5.75%, 10/01/41 (Call 04/01/41)	10	9,758
6.25%, 10/01/39	102	105,498
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,620	912,285
2.65%, 08/15/52 (Call 02/15/52)	575	347,791
4.20%, 09/01/52 (Call 03/01/52)	30	24,367
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	80	63,457
Edison International
4.13%, 03/15/28 (Call 12/15/27)	255	243,016
5.25%, 11/15/28 (Call 10/15/28)	60	59,385
5.75%, 06/15/27 (Call 04/15/27)	170	171,053
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	60	50,180
6.00%, 05/15/35	127	126,050
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)	1,305	1,252,098
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	413	249,663
4.20%, 09/01/48 (Call 03/01/48)	292	230,827
4.20%, 04/01/50 (Call 10/01/49)	410	322,343
4.95%, 01/15/45 (Call 01/15/25)	660	580,140
5.70%, 03/15/54 (Call 09/15/53)	120	118,265
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	770	658,097
3.45%, 01/15/50 (Call 07/15/49)	410	279,845
4.60%, 07/01/27 (Call 06/01/27)	120	117,166
4.75%, 05/15/26	70	68,998
5.00%, 01/01/27	75	74,185
5.13%, 05/15/33 (Call 02/15/33)	105	100,613
5.45%, 03/01/28 (Call 02/01/28)	155	155,061

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.50%, 01/01/34 (Call 10/01/33)	$200	$195,839
5.85%, 04/15/31 (Call 02/15/31)	475	479,383
5.95%, 02/01/29 (Call 01/01/29)	175	178,417
5.95%, 07/15/34 (Call 04/15/34)	205	206,598
Series M, 3.30%, 01/15/28 (Call 10/15/27)	810	751,247
Series O, 4.25%, 04/01/29 (Call 01/01/29)	680	645,467
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,255	1,001,863
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	2,275	2,200,428
4.05%, 04/15/30 (Call 01/15/30)	165	154,720
4.10%, 03/15/52 (Call 09/15/51)	475	365,164
4.45%, 04/15/46 (Call 10/15/45)	291	242,626
4.70%, 04/15/50 (Call 10/15/49)	375	319,646
4.95%, 06/15/35 (Call 12/15/34)	457	424,567
5.10%, 06/15/45 (Call 12/15/44)	235	214,143
5.15%, 03/15/28 (Call 02/15/28)	70	69,675
5.30%, 03/15/33 (Call 12/15/32)	105	104,016
5.45%, 03/15/34 (Call 12/15/33)	80	79,318
5.60%, 03/15/53 (Call 09/15/52)	200	193,519
5.63%, 06/15/35	345	342,739
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	341	231,347
3.70%, 12/01/47 (Call 06/01/47)	128	97,210
3.95%, 03/01/48 (Call 09/01/47)	304	239,912
3.99%, 03/01/49 (Call 09/01/48)	253	199,742
4.05%, 06/01/42 (Call 12/01/41)	167	139,672
4.05%, 10/01/44 (Call 04/01/44)	195	160,075
4.13%, 02/01/42 (Call 08/01/41)	250	211,022
4.13%, 06/01/48 (Call 12/01/47)	175	141,363
4.40%, 05/15/28 (Call 03/15/28)	80	78,193
4.45%, 05/15/26 (Call 04/15/26)	55	54,295
4.63%, 05/15/30 (Call 03/15/30)	85	83,166
4.80%, 05/15/33 (Call 02/15/33)	55	53,398
4.95%, 06/01/35	120	116,611
5.25%, 02/01/41 (Call 08/01/40)	250	243,818
5.63%, 04/01/34	495	509,451
5.65%, 02/01/37	117	118,524
5.69%, 03/01/40	235	239,300
5.95%, 02/01/38	180	188,414
5.96%, 04/01/39	85	89,657
Iberdrola International BV, 6.75%, 07/15/36	1,434	1,597,895
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	780	745,581
3.35%, 11/15/27 (Call 08/15/27)	574	538,126
5.30%, 07/01/43 (Call 01/01/43)	384	353,841
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	565	550,788
5.60%, 06/12/28 (Call 05/12/28)	530	533,086
5.81%, 06/12/33 (Call 03/12/33)	1,760	1,766,247
National Grid USA, 5.80%, 04/01/35	1,325	1,300,844
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	184	157,649
4.02%, 11/01/32 (Call 05/01/32)	55	50,033
4.30%, 03/15/49 (Call 09/15/48)	87	71,602
4.40%, 11/01/48 (Call 05/01/48)	100	82,630
Series C, 8.00%, 03/01/32	120	138,524
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,554	1,312,540
2.75%, 11/01/29 (Call 08/01/29)	1,112	983,615
3.50%, 04/01/29 (Call 01/01/29)	510	471,539
3.55%, 05/01/27 (Call 02/01/27)	1,639	1,562,789
	Par
Security	(000)	Value

Electric (continued)
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	$55	$50,203
4.63%, 07/15/27 (Call 06/15/27)	465	456,476
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	245	225,097
4.90%, 02/28/28 (Call 01/28/28)	145	143,286
4.90%, 03/15/29 (Call 02/15/29)	75	73,955
4.95%, 01/29/26	75	74,554
5.00%, 02/28/30 (Call 12/28/29)	150	148,306
5.00%, 07/15/32 (Call 04/15/32)	215	209,622
5.05%, 02/28/33 (Call 11/28/32)	150	146,017
5.25%, 03/15/34 (Call 12/15/33)	375	367,406
5.25%, 02/28/53 (Call 08/28/52)	60	55,741
5.55%, 03/15/54 (Call 09/15/53)	225	217,511
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	315,041
3.10%, 06/01/51 (Call 12/01/50)	205	134,244
3.20%, 05/15/27 (Call 02/15/27)	755	718,083
3.25%, 05/15/29 (Call 02/15/29)	40	36,804
3.95%, 04/01/30 (Call 01/01/30)	510	475,805
4.40%, 03/01/44 (Call 09/01/43)	429	364,246
5.40%, 06/01/34 (Call 03/01/34)	100	99,863
5.50%, 03/15/40	265	259,900
Ohio Edison Co., 6.88%, 07/15/36	150	165,103
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	260	197,517
4.15%, 04/01/48 (Call 10/01/47)	215	166,849
5.00%, 06/01/33 (Call 03/01/33)	30	28,950
5.65%, 06/01/34 (Call 03/01/34)	25	25,054
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	900	716,078
Series R, 2.90%, 10/01/51 (Call 04/01/51)	510	314,144
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	470	281,417
3.10%, 09/15/49 (Call 03/15/49)	175	116,479
3.75%, 04/01/45 (Call 10/01/44)	229	178,023
3.80%, 09/30/47 (Call 03/30/47)	108	82,182
3.80%, 06/01/49 (Call 12/01/48)	165	125,431
4.10%, 11/15/48 (Call 05/15/48)	165	132,781
4.55%, 12/01/41 (Call 06/01/41)	40	35,514
4.60%, 06/01/52 (Call 12/01/51)	105	89,792
5.25%, 09/30/40	100	96,496
5.30%, 06/01/42 (Call 12/01/41)	95	92,161
5.65%, 11/15/33 (Call 08/15/33)	35	35,780
7.00%, 05/01/32	76	83,888
7.25%, 01/15/33	82	92,059
7.50%, 09/01/38	70	82,907
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	320	211,105
3.95%, 12/01/47 (Call 06/01/47)	130	93,967
4.20%, 06/01/41 (Call 12/01/40)	185	145,873
4.25%, 03/15/46 (Call 09/15/45)	40	30,327
4.30%, 03/15/45 (Call 09/15/44)	145	111,543
4.45%, 04/15/42 (Call 10/15/41)	95	76,343
4.50%, 07/01/40 (Call 01/01/40)	210	174,161
4.55%, 07/01/30 (Call 01/01/30)	115	108,563
4.60%, 06/15/43 (Call 12/15/42)	50	40,797
4.75%, 02/15/44 (Call 08/15/43)	30	24,893
4.95%, 07/01/50 (Call 01/01/50)	745	621,136
5.25%, 03/01/52 (Call 09/01/51)	265	228,381
5.90%, 06/15/32 (Call 03/15/32)	240	241,663
6.70%, 04/01/53 (Call 10/01/52)	110	115,892

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
6.75%, 01/15/53 (Call 07/15/52)	$325	$343,592
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	124	77,853
2.85%, 09/15/51 (Call 03/15/51)	170	105,548
3.00%, 09/15/49 (Call 03/15/49)	225	148,424
3.70%, 09/15/47 (Call 03/15/47)	431	326,950
3.90%, 03/01/48 (Call 09/01/47)	259	203,362
4.15%, 10/01/44 (Call 04/01/44)	282	233,271
4.38%, 08/15/52 (Call 02/15/52)	100	82,901
4.60%, 05/15/52 (Call 11/15/51)	100	86,352
4.90%, 06/15/33 (Call 03/15/33)	120	117,198
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	315	260,720
5.20%, 03/15/34 (Call 12/15/33)	25	24,873
5.50%, 03/15/54 (Call 09/15/53)	50	49,163
6.50%, 11/15/37	435	475,172
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	195	129,326
3.95%, 06/01/47 (Call 12/01/46)	64	50,507
4.15%, 10/01/45 (Call 04/01/45)	15	12,368
4.15%, 06/15/48 (Call 12/15/47)	200	162,547
5.00%, 05/15/33 (Call 02/15/33)	125	122,586
5.25%, 05/15/53 (Call 11/15/52)	785	749,085
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	575	421,643
5.15%, 01/15/53 (Call 07/15/52)	275	256,487
5.35%, 10/01/33 (Call 07/01/33)	125	125,257
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	131,791
Public Service Electric & Gas Co.
2.70%, 05/01/50 (Call 11/01/49)	72	44,859
3.15%, 01/01/50 (Call 07/01/49)	180	122,223
3.20%, 08/01/49 (Call 02/01/49)	265	182,367
3.60%, 12/01/47 (Call 06/01/47)	280	208,611
3.65%, 09/01/28 (Call 06/01/28)	340	322,187
3.65%, 09/01/42 (Call 03/01/42)	105	81,810
3.70%, 05/01/28 (Call 02/01/28)	377	359,020
3.80%, 01/01/43 (Call 07/01/42)	65	51,938
3.80%, 03/01/46 (Call 09/01/45)	415	323,672
3.85%, 05/01/49 (Call 11/01/48)	205	158,468
3.95%, 05/01/42 (Call 11/01/41)	30	24,498
4.05%, 05/01/48 (Call 11/01/47)	75	60,404
4.65%, 03/15/33 (Call 12/15/32)	70	67,134
4.90%, 12/15/32 (Call 09/15/32)	100	97,592
5.13%, 03/15/53 (Call 09/15/52)	370	348,105
5.20%, 03/01/34 (Call 12/01/33)	50	49,728
5.45%, 03/01/54 (Call 09/01/53)	75	73,672
5.50%, 03/01/40	70	69,792
5.80%, 05/01/37	150	154,523
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,727	1,384,785
2.45%, 11/15/31 (Call 08/15/31)	1,020	835,482
5.20%, 04/01/29 (Call 03/01/29)	125	124,165
5.45%, 04/01/34 (Call 01/01/34)	535	528,290
6.13%, 10/15/33 (Call 07/15/33)	260	269,324
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	200	160,321
4.50%, 08/15/40	92	81,493
4.95%, 08/15/28 (Call 07/15/28)	200	199,606
6.00%, 06/01/39	55	56,197
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	174	130,590
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	284	222,441
	Par
Security	(000)	Value

Electric (continued)
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	$157	$106,315
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	685	555,499
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	100	64,489
Sempra
3.25%, 06/15/27 (Call 03/15/27)	312	293,437
3.40%, 02/01/28 (Call 11/01/27)	303	284,449
3.80%, 02/01/38 (Call 08/01/37)	414	338,343
4.00%, 02/01/48 (Call 08/01/47)	369	280,726
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	350	324,066
5.50%, 08/01/33 (Call 05/01/33)	100	99,617
6.00%, 10/15/39	214	216,267
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	105	88,324
2.85%, 08/01/29 (Call 05/01/29)	167	148,807
3.45%, 02/01/52 (Call 08/01/51)	80	54,495
3.65%, 02/01/50 (Call 08/01/49)	323	230,325
4.00%, 04/01/47 (Call 10/01/46)	342	262,396
4.05%, 03/15/42 (Call 09/15/41)	164	130,149
4.50%, 09/01/40 (Call 03/01/40)	30	25,801
4.65%, 10/01/43 (Call 04/01/43)	131	112,975
4.90%, 06/01/26 (Call 05/01/26)	65	64,468
5.15%, 06/01/29 (Call 05/01/29)	50	49,821
5.35%, 03/01/26	50	50,000
5.45%, 06/01/31 (Call 04/01/31)	45	45,148
5.50%, 03/15/40	99	95,845
5.63%, 02/01/36	137	135,850
5.75%, 04/15/54 (Call 10/15/53)	275	270,698
5.88%, 12/01/53 (Call 06/01/53)	100	99,916
6.00%, 01/15/34	280	289,070
6.05%, 03/15/39	126	128,320
6.65%, 04/01/29	180	188,955
Series 04-G, 5.75%, 04/01/35	55	55,609
Series 05-E, 5.35%, 07/15/35	75	73,433
Series 06-E, 5.55%, 01/15/37	215	211,479
Series 08-A, 5.95%, 02/01/38	82	82,965
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	130	100,682
Series A, 4.20%, 03/01/29 (Call 12/01/28)	5	4,777
Series B, 4.88%, 03/01/49 (Call 09/01/48)	129	112,057
Series C, 3.60%, 02/01/45 (Call 08/01/44)	294	214,898
Series C, 4.13%, 03/01/48 (Call 09/01/47)	316	246,791
Toledo Edison Co. (The), 6.15%, 05/15/37	15	15,648
		73,239,945
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	725	595,930
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	104	65,559
2.80%, 12/21/51 (Call 06/21/51)	15	9,390
5.25%, 11/15/39	50	49,402
		720,281
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	665	608,802
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	215	203,190
5.41%, 07/01/32 (Call 04/01/32)	445	440,565
5.60%, 05/29/34 (Call 02/28/34)	100	99,815
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	81	78,270
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	170	139,995

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.63%, 04/15/26 (Call 01/15/26)	$662	$649,074
5.50%, 06/01/32 (Call 03/01/32)	100	95,555
6.25%, 03/15/28 (Call 02/15/28)	95	97,230
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	295	292,042
4.88%, 06/15/29 (Call 03/15/29)	745	720,798
4.88%, 05/12/30 (Call 02/12/30)	630	606,798
6.00%, 01/15/28 (Call 12/15/27)	100	101,185
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	478	456,552
4.30%, 06/15/46 (Call 12/15/45)	60	49,637
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	675	570,875
2.50%, 11/01/26 (Call 08/01/26)	1,016	958,820
2.70%, 08/15/29 (Call 05/15/29)	95	85,364
3.81%, 11/21/47 (Call 05/21/47)	242	189,210
4.25%, 01/15/29 (Call 12/15/28)	80	78,000
4.50%, 01/15/34 (Call 10/15/33)	110	104,949
4.88%, 09/01/29 (Call 08/01/29)	50	49,905
4.95%, 02/15/28 (Call 01/15/28)	95	95,449
4.95%, 09/01/31 (Call 07/01/31)	50	49,802
5.00%, 02/15/33 (Call 11/15/32)	100	99,837
5.00%, 03/01/35 (Call 12/01/34)	100	98,589
5.25%, 03/01/54 (Call 09/01/53)	115	111,438
5.35%, 03/01/64 (Call 09/01/63)	105	101,916
5.38%, 03/01/41	50	50,217
5.70%, 03/15/36	215	225,131
5.70%, 03/15/37	107	110,619
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	96	90,134
3.35%, 03/01/26 (Call 12/01/25)	95	91,791
3.50%, 02/15/28 (Call 11/15/27)	65	61,361
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	127	119,980
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	733	651,704
4.60%, 04/06/27 (Call 01/06/27)	783	767,296
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	639	627,161
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	320	301,354
3.70%, 02/15/26 (Call 11/15/25)	160	155,884
4.50%, 02/13/26	50	49,376
7.13%, 10/01/37	125	142,454
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	355	312,214
2.95%, 04/01/31 (Call 01/01/31)	120	98,938
		11,089,276
Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	165	144,426
5.05%, 03/15/42 (Call 09/15/41)	140	115,714
5.14%, 03/15/52 (Call 09/15/51)	935	737,811
5.39%, 03/15/62 (Call 09/15/61)	755	593,987
		1,591,938
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	50,043
5.70%, 05/15/41 (Call 11/15/40)	10	10,061
6.20%, 03/01/40	38	40,521
Security	Par (000)	Value

Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(e)	$10	$10,017
5.45%, 09/18/33 (Call 06/18/33)(e)	675	668,613
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	20	12,762
3.05%, 04/01/50 (Call 10/01/49)	72	47,369
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,191
4.15%, 07/15/49 (Call 01/15/49)	122	100,186
4.63%, 02/15/30 (Call 12/15/29)	100	97,956
4.63%, 02/15/33 (Call 11/15/32)	55	52,917
4.88%, 02/15/34 (Call 11/15/33)	85	82,924
		1,177,560
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	180	188,682

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	185	197,573
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	458	390,343
3.13%, 04/24/50 (Call 10/24/49)	61	39,340
4.15%, 03/15/28 (Call 12/15/27)	628	605,214
4.80%, 03/15/48 (Call 09/15/47)	291	253,185
5.20%, 03/19/27	125	125,079
5.20%, 03/21/29 (Call 02/21/29)	125	124,315
5.30%, 03/20/26	105	104,779
5.40%, 03/21/34 (Call 12/21/33)	125	123,690
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	462	456,038
4.85%, 11/01/28 (Call 08/01/28)	409	399,990
5.30%, 10/01/26	100	99,919
5.30%, 11/01/38 (Call 05/01/38)	240	224,127
5.40%, 11/01/48 (Call 05/01/48)	211	193,385
7.00%, 10/01/28	55	58,390
8.25%, 09/15/30	345	393,994
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	750	614,966
2.88%, 04/15/30 (Call 01/15/30)	486	429,972
3.00%, 02/01/51 (Call 08/01/50)	150	95,022
3.20%, 02/10/27 (Call 11/10/26)	553	525,316
4.15%, 02/15/43 (Call 08/15/42)	150	125,498
4.20%, 04/17/28 (Call 01/17/28)	878	848,614
4.70%, 01/30/27 (Call 12/20/26)	125	123,329
4.70%, 04/17/48 (Call 10/17/47)	70	61,440
4.95%, 03/29/33 (Call 12/29/32)	155	150,550
5.24%, 11/18/25 (Call 06/17/24)	105	104,602
5.40%, 06/15/40	165	160,856
5.50%, 10/17/28 (Call 09/17/28)	245	248,009
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	35	24,107
3.38%, 08/15/46 (Call 02/15/46)	100	73,567
Hormel Foods Corp.
3.05%, 06/03/51 (Call 12/03/50)	55	35,868
4.80%, 03/30/27 (Call 02/28/27)	110	109,400
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	235	205,207
3.20%, 10/01/26 (Call 07/01/26)	500	475,364
3.90%, 06/01/50 (Call 12/01/49)	184	134,575
J.M. Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	78	53,331

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.25%, 03/15/35	$282	$250,751
4.38%, 03/15/45	40	33,344
6.50%, 11/15/43 (Call 05/15/43)	30	31,691
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	835	701,808
3.25%, 04/01/26	1,457	1,403,247
3.40%, 11/15/27 (Call 08/15/27)	768	724,065
4.30%, 05/15/28 (Call 02/15/28)	609	591,830
4.50%, 04/01/46	259	218,160
5.25%, 03/01/33 (Call 12/01/32)	260	258,066
5.75%, 05/16/54 (Call 11/16/53)	75	74,514
Series B, 7.45%, 04/01/31	889	992,927
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	166	164,396
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	185	151,784
4.88%, 10/01/49 (Call 04/01/49)	305	266,517
5.20%, 07/15/45 (Call 01/15/45)	455	419,839
5.50%, 06/01/50 (Call 12/01/49)	350	335,367
6.50%, 02/09/40	120	128,507
6.88%, 01/26/39	255	282,529
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	559	526,760
3.50%, 02/01/26 (Call 11/01/25)	500	485,458
3.70%, 08/01/27 (Call 05/01/27)	299	287,008
3.88%, 10/15/46 (Call 04/15/46)	118	88,311
3.95%, 01/15/50 (Call 07/15/49)	80	61,493
4.45%, 02/01/47 (Call 08/01/46)	235	194,767
4.50%, 01/15/29 (Call 10/15/28)	340	332,578
4.65%, 01/15/48 (Call 07/15/47)	125	106,065
5.00%, 04/15/42 (Call 10/15/41)	70	64,655
5.15%, 08/01/43 (Call 02/01/43)	180	165,266
5.40%, 07/15/40 (Call 01/15/40)	82	79,609
5.40%, 01/15/49 (Call 07/15/48)	153	145,035
6.90%, 04/15/38	67	74,340
7.50%, 04/01/31	200	223,953
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	255	205,838
3.40%, 08/15/27 (Call 05/15/27)	570	540,068
4.20%, 08/15/47 (Call 02/15/47)	229	187,139
4.95%, 04/15/33 (Call 01/15/33)	50	48,486
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	85	51,216
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	125	107,360
3.25%, 07/15/27 (Call 04/15/27)	79	74,614
3.30%, 07/15/26 (Call 04/15/26)	185	177,573
3.30%, 02/15/50 (Call 08/15/49)	118	80,596
4.45%, 03/15/48 (Call 09/15/47)	112	92,600
4.50%, 04/01/46 (Call 10/01/45)	99	83,193
4.85%, 10/01/45 (Call 04/01/45)	50	44,087
5.38%, 09/21/35	57	56,839
5.95%, 04/01/30 (Call 01/01/30)	155	160,773
6.60%, 04/01/40 (Call 10/01/39)	80	86,928
6.60%, 04/01/50 (Call 10/01/49)	155	172,717
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	35	28,213
5.10%, 09/28/48 (Call 03/28/48)	214	186,648
5.15%, 08/15/44 (Call 02/15/44)	187	165,156
		20,803,638
Security	Par (000)	Value

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	$127	$118,627
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	155	125,452
4.40%, 08/15/47 (Call 02/15/47)	251	203,727
4.80%, 06/15/44 (Call 12/15/43)	116	101,021
5.00%, 09/15/35 (Call 03/15/35)	235	222,441
5.15%, 05/15/46 (Call 11/15/45)	30	26,907
6.00%, 11/15/41 (Call 05/15/41)	225	221,755
7.30%, 11/15/39	10	11,223
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	300	282,205
6.00%, 01/15/29 (Call 10/15/28)	175	173,423
		1,486,781
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	135	83,759
3.38%, 09/15/49 (Call 03/15/49)	167	116,642
4.13%, 10/15/44 (Call 04/15/44)	134	111,312
4.13%, 03/15/49 (Call 09/15/48)	140	111,261
4.15%, 01/15/43 (Call 07/15/42)	20	16,808
4.30%, 10/01/48 (Call 04/01/48)	115	95,158
5.50%, 06/15/41 (Call 12/15/40)	15	14,985
5.75%, 10/15/52 (Call 04/15/52)	20	20,372
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	147	122,738
3.95%, 09/15/27 (Call 06/15/27)	50	47,546
4.75%, 09/01/28 (Call 06/01/28)	145	140,462
5.50%, 10/01/26	60	59,782
ONE Gas Inc.
4.25%, 09/01/32 (Call 06/01/32)(b)	150	140,470
4.50%, 11/01/48 (Call 05/01/48)	265	222,913
4.66%, 02/01/44 (Call 08/01/43)	115	101,086
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	290	188,697
5.05%, 05/15/52 (Call 11/15/51)	292	255,901
5.40%, 06/15/33 (Call 03/15/33)	80	79,689
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	170	131,855
5.13%, 11/15/40	100	94,008
5.20%, 06/01/33 (Call 03/01/33)	100	99,025
5.75%, 06/01/53 (Call 12/01/52)	100	99,017
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	121,282
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	145	116,103
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	257	193,726
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	61,345
3.80%, 09/29/46 (Call 03/29/46)	135	99,674
4.15%, 06/01/49 (Call 12/01/48)	191	144,382
5.45%, 03/23/28 (Call 02/23/28)	35	35,111
5.80%, 12/01/27 (Call 11/01/27)	100	101,078
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	144	104,100
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	85,882
		3,416,169
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	20,381
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	72	49,236
3.25%, 03/01/27 (Call 12/01/26)	75	71,821

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.10%, 03/01/48 (Call 09/01/47)	$57	$46,560
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	175	168,159
4.85%, 11/15/48 (Call 05/15/48)	50	42,594
		398,751
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	90	86,785
4.75%, 04/15/43 (Call 10/15/42)	167	156,324
4.90%, 11/30/46 (Call 05/30/46)	425	399,395
5.30%, 05/27/40	25	25,258
6.00%, 04/01/39	190	205,421
6.15%, 11/30/37	275	298,260
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	477	423,705
3.05%, 09/22/26 (Call 06/22/26)	320	303,968
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(b)	135	109,594
3.13%, 12/01/51 (Call 06/01/51)	352	220,076
3.50%, 08/15/46 (Call 02/15/46)	153	106,881
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	79	70,052
6.50%, 11/15/35	2	2,198
7.38%, 01/15/40	115	134,610
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	405	245,079
2.80%, 12/10/51 (Call 06/10/51)	560	350,778
4.38%, 09/15/45 (Call 03/15/45)	126	109,879
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	325	283,336
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	220	173,023
3.40%, 11/15/49 (Call 05/15/49)	477	343,412
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,049	1,010,900
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	10	10,851
Medtronic Inc., 4.63%, 03/15/45	203	183,130
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	70	56,834
3.30%, 09/15/29 (Call 06/15/29)	258	233,888
3.63%, 03/15/51 (Call 09/15/50)	105	72,204
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	135	110,592
Solventum Corp., 6.00%, 05/15/64 (Call 11/15/63)(e)	200	190,901
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	455	384,039
3.75%, 03/15/51 (Call 09/15/50)	450	326,040
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	145	94,330
4.10%, 04/01/43 (Call 10/01/42)	30	24,784
4.38%, 05/15/44 (Call 11/15/43)	124	106,764
4.63%, 03/15/46 (Call 09/15/45)	124	109,100
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	78	64,043
4.98%, 08/10/30 (Call 06/10/30)	65	64,629
5.09%, 08/10/33 (Call 05/10/33)	80	79,361
5.30%, 02/01/44 (Call 08/01/43)	178	174,116
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	540	446,901
Security	Par (000)	Value

Health Care - Products (continued)
4.45%, 08/15/45 (Call 02/15/45)	$139	$117,561
5.35%, 12/01/28 (Call 11/01/28)	125	125,659
5.75%, 11/30/39	75	74,604
		8,109,265
Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	160	116,893
4.13%, 11/15/42 (Call 05/15/42)	185	146,492
4.50%, 05/15/42 (Call 11/15/41)	100	83,807
4.75%, 03/15/44 (Call 09/15/43)	124	105,363
6.63%, 06/15/36	201	214,228
6.75%, 12/15/37	149	160,891
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	30	26,481
2.50%, 03/01/31 (Call 12/01/30)	465	379,272
2.63%, 08/01/31 (Call 05/01/31)	580	471,654
3.00%, 10/15/30 (Call 07/15/30)	95	80,756
3.38%, 02/15/30 (Call 02/15/25)	905	797,259
4.63%, 12/15/29 (Call 12/15/24)	55	51,773
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	165	139,425
2.88%, 09/15/29 (Call 06/15/29)	166	148,055
3.13%, 05/15/50 (Call 11/15/49)	103	68,752
3.60%, 03/15/51 (Call 09/15/50)	210	150,584
3.65%, 12/01/27 (Call 09/01/27)	90	85,635
3.70%, 09/15/49 (Call 03/15/49)	205	150,957
4.10%, 03/01/28 (Call 12/01/27)	235	226,474
4.10%, 05/15/32 (Call 02/15/32)	225	207,075
4.38%, 12/01/47 (Call 06/01/47)	251	209,003
4.55%, 03/01/48 (Call 09/01/47)	327	276,187
4.55%, 05/15/52 (Call 11/15/51)	175	146,372
4.63%, 05/15/42	202	178,442
4.65%, 01/15/43	295	260,817
4.65%, 08/15/44 (Call 02/15/44)	87	75,933
4.75%, 02/15/33 (Call 11/15/32)	260	249,420
5.10%, 01/15/44	171	158,680
5.13%, 02/15/53 (Call 08/15/52)	170	156,116
5.15%, 06/15/29 (Call 05/15/29)	160	159,737
5.35%, 10/15/25 (Call 09/15/25)	40	39,908
5.38%, 06/15/34 (Call 03/15/34)	175	174,421
5.50%, 10/15/32 (Call 07/15/32)	355	358,321
5.65%, 06/15/54 (Call 12/15/53)	160	157,871
5.85%, 01/15/36	60	61,331
5.95%, 12/15/34	105	109,051
6.38%, 06/15/37	49	52,059
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	20	16,316
3.13%, 03/15/27 (Call 02/15/27)	75	70,639
3.50%, 09/01/30 (Call 03/01/30)	440	393,791
3.50%, 07/15/51 (Call 01/15/51)	324	216,258
3.63%, 03/15/32 (Call 12/15/31)	327	285,741
4.13%, 06/15/29 (Call 03/15/29)	218	205,380
4.50%, 02/15/27 (Call 08/15/26)	599	584,479
4.63%, 03/15/52 (Call 09/15/51)	267	215,362
5.13%, 06/15/39 (Call 12/15/38)	194	179,853
5.20%, 06/01/28 (Call 05/01/28)	100	99,241
5.25%, 06/15/26 (Call 12/15/25)	631	627,201
5.25%, 06/15/49 (Call 12/15/48)	459	407,706
5.50%, 06/01/33 (Call 03/01/33)	565	557,839
5.50%, 06/15/47 (Call 12/15/46)	309	286,270
5.88%, 02/01/29 (Call 08/01/28)	335	339,784

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.90%, 06/01/53 (Call 12/01/52)	$150	$145,401
6.00%, 04/01/54 (Call 10/01/53)	275	269,811
6.10%, 04/01/64 (Call 10/01/63)	155	151,392
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	130	116,896
3.95%, 08/15/49 (Call 02/15/49)	146	109,242
4.63%, 12/01/42 (Call 06/01/42)	237	200,175
4.80%, 03/15/47 (Call 09/15/46)	230	194,943
4.88%, 04/01/30 (Call 01/01/30)	169	164,876
4.95%, 10/01/44 (Call 04/01/44)	285	249,151
5.75%, 03/01/28 (Call 02/01/28)	60	60,745
5.75%, 12/01/28 (Call 11/01/28)	25	25,412
5.75%, 04/15/54 (Call 10/15/53)	35	33,696
5.88%, 03/01/33 (Call 12/01/32)	80	81,065
5.95%, 03/15/34 (Call 12/15/33)	90	91,710
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	295	249,591
2.95%, 12/01/29 (Call 09/01/29)	592	527,001
4.70%, 02/01/45 (Call 08/01/44)	304	266,665
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	105	80,263
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	555	473,201
2.95%, 06/30/30 (Call 03/30/30)	506	445,882
3.45%, 06/01/26 (Call 03/01/26)	935	901,401
4.20%, 06/30/29 (Call 03/30/29)	331	318,122
4.70%, 03/30/45 (Call 09/30/44)	250	221,226
6.40%, 11/30/33 (Call 08/30/33)	80	85,354
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	40	28,702
2.88%, 08/15/29	50	45,060
2.90%, 05/15/50 (Call 11/15/49)	110	71,000
2.95%, 10/15/27	75	70,190
3.13%, 05/15/60 (Call 11/15/59)	177	111,493
3.25%, 05/15/51 (Call 11/15/50)	235	160,799
3.50%, 08/15/39 (Call 02/15/39)	145	116,733
3.70%, 08/15/49 (Call 02/15/49)	186	139,764
3.75%, 10/15/47 (Call 04/15/47)	195	149,033
3.85%, 06/15/28	175	167,568
3.88%, 12/15/28	105	100,233
3.88%, 08/15/59 (Call 02/15/59)	233	172,544
3.95%, 10/15/42 (Call 04/15/42)	90	74,515
4.00%, 05/15/29 (Call 03/15/29)	70	66,901
4.20%, 05/15/32 (Call 02/15/32)	745	697,146
4.20%, 01/15/47 (Call 07/15/46)	204	168,600
4.25%, 01/15/29 (Call 12/15/28)	300	290,411
4.25%, 03/15/43 (Call 09/15/42)	115	99,392
4.25%, 04/15/47 (Call 10/15/46)	192	160,655
4.25%, 06/15/48 (Call 12/15/47)	230	189,962
4.38%, 03/15/42 (Call 09/15/41)	130	113,902
4.45%, 12/15/48 (Call 06/15/48)	229	194,841
4.50%, 04/15/33 (Call 01/15/33)	425	403,348
4.60%, 04/15/27 (Call 03/15/27)	135	133,532
4.63%, 07/15/35	236	224,549
4.63%, 11/15/41 (Call 05/15/41)	116	105,057
4.70%, 04/15/29 (Call 03/15/29)	125	123,252
4.75%, 07/15/45	347	315,880
4.75%, 05/15/52 (Call 11/15/51)	345	305,331
4.90%, 04/15/31 (Call 02/15/31)	200	196,948
4.95%, 05/15/62 (Call 11/15/61)	190	168,935
5.00%, 04/15/34 (Call 01/15/34)	300	294,391
Security	Par (000)	Value

Health Care - Services (continued)
5.05%, 04/15/53 (Call 10/15/52)	$210	$193,948
5.20%, 04/15/63 (Call 10/15/62)	215	199,262
5.25%, 02/15/28 (Call 01/15/28)	35	35,316
5.30%, 02/15/30 (Call 12/15/29)	40	40,474
5.35%, 02/15/33 (Call 11/15/32)	320	323,193
5.38%, 04/15/54 (Call 10/15/53)	200	193,906
5.50%, 04/15/64 (Call 10/15/63)	200	193,821
5.70%, 10/15/40 (Call 04/15/40)	169	173,094
5.80%, 03/15/36	170	177,056
5.88%, 02/15/53 (Call 08/15/52)	220	228,246
5.95%, 02/15/41 (Call 08/15/40)	120	125,632
6.05%, 02/15/63 (Call 08/15/62)	175	183,980
6.50%, 06/15/37	274	301,312
6.63%, 11/15/37	225	249,172
6.88%, 02/15/38	285	325,195
		25,188,850
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	65	57,336
3.97%, 08/06/61 (Call 02/06/61)	125	105,971
6.00%, 01/15/43 (Call 10/15/42)	185	185,588
PulteGroup Inc., 6.00%, 02/15/35	50	51,253
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	50	48,023
		448,171
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	217	197,085
3.50%, 11/15/51 (Call 05/15/51)	105	67,498
4.40%, 03/15/29 (Call 12/15/28)	325	293,323
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	122	95,986
4.60%, 05/15/50 (Call 11/15/49)(b)	78	61,077
5.50%, 03/01/33 (Call 12/01/32)(b)	300	293,172
5.75%, 03/01/34 (Call 12/01/33)	285	279,269
		1,287,410
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	250	202,097
5.75%, 03/15/33 (Call 12/15/32)	225	229,506
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	35	27,497
5.00%, 06/15/52 (Call 12/15/51)	85	78,518
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	525	434,133
3.10%, 10/01/27 (Call 07/01/27)	876	822,319
3.90%, 05/15/28 (Call 02/15/28)	369	354,059
4.60%, 05/01/32 (Call 02/01/32)	5	4,826
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	82,401
2.75%, 02/15/26	289	278,198
2.88%, 02/07/50 (Call 08/07/49)	185	123,460
3.05%, 08/15/25	170	165,813
3.10%, 03/26/30 (Call 12/26/29)	668	606,441
3.20%, 04/25/29 (Call 01/25/29)	325	301,372
3.20%, 07/30/46 (Call 01/30/46)	225	160,337
3.90%, 05/04/47 (Call 11/04/46)	225	178,188
3.95%, 11/01/28 (Call 08/01/28)	235	226,009
4.50%, 02/16/33 (Call 11/16/32)	130	125,425
5.30%, 03/01/41	130	127,897

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
6.63%, 08/01/37	$275	$311,410
		4,839,906
Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	85,360
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	335	323,080
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	119	109,729
4.00%, 10/15/46 (Call 04/15/46)	30	23,597
4.75%, 01/15/49 (Call 07/15/48)	62	54,691
Allstate Corp. (The)
5.35%, 06/01/33	38	37,924
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	205	205,734
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	30,157
5.25%, 04/02/30 (Call 01/02/30)	65	63,957
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	35	30,968
4.20%, 04/01/28 (Call 01/01/28)	140	134,782
4.50%, 07/16/44 (Call 01/16/44)	130	113,796
4.75%, 04/01/48 (Call 10/01/47)	306	273,515
4.80%, 07/10/45 (Call 01/10/45)	235	212,862
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	100	97,996
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	90	84,254
4.50%, 12/15/28 (Call 09/15/28)	59	57,173
6.25%, 09/30/40	50	52,719
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	92	79,879
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	106	95,605
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	95	68,836
7.35%, 05/01/34	52	58,913
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	70	64,389
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	30	18,432
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	124	111,073
4.90%, 03/27/28 (Call 12/27/27)	119	115,994
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	25	24,053
6.15%, 04/03/30 (Call 01/03/30)	86	88,715
AXA SA, 8.60%, 12/15/30	860	1,002,666
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	70	65,902
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	50	45,479
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	145	111,551
4.20%, 08/15/48 (Call 02/15/48)	257	216,686
4.25%, 01/15/49 (Call 07/15/48)	289	246,724
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	143	110,993
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	15	14,440
Chubb Corp. (The), 6.00%, 05/11/37	10	10,568
Chubb INA Holdings LLC
3.05%, 12/15/61 (Call 06/15/61)	10	6,347
4.35%, 11/03/45 (Call 05/03/45)	105	90,482
Security	Par (000)	Value

Insurance (continued)
6.70%, 05/15/36	$50	$55,968
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	196	189,751
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	70	68,220
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	31	29,600
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	475	456,085
5.00%, 04/20/48 (Call 10/20/47)	162	144,324
7.00%, 04/01/28	95	100,443
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	65	40,324
4.87%, 06/01/44	35	30,584
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	210	187,701
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	214	155,118
4.30%, 04/15/43	75	63,022
4.40%, 03/15/48 (Call 09/15/47)	81	67,472
5.95%, 10/15/36	83	86,045
6.10%, 10/01/41	157	162,169
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	40	33,168
4.00%, 11/23/51 (Call 05/23/51)	55	37,290
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	44,165
4.35%, 03/01/48 (Call 09/01/47)	124	94,260
6.30%, 10/09/37	52	53,169
7.00%, 06/15/40	165	180,560
Loews Corp., 6.00%, 02/01/35	30	31,522
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	365	349,357
4.15%, 03/04/26	556	544,867
5.38%, 03/04/46	255	245,095
Markel Group Inc.
4.15%, 09/17/50 (Call 03/17/50)	75	57,270
5.00%, 05/20/49 (Call 11/20/48)	70	61,871
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	244	237,859
4.20%, 03/01/48 (Call 09/01/47)	170	138,387
4.35%, 01/30/47 (Call 07/30/46)	217	182,174
4.38%, 03/15/29 (Call 12/15/28)	412	401,284
4.75%, 03/15/39 (Call 09/15/38)	155	143,727
4.90%, 03/15/49 (Call 09/15/48)	472	423,999
5.45%, 03/15/53 (Call 09/15/52)	35	33,897
5.88%, 08/01/33	95	99,237
MetLife Inc.
4.05%, 03/01/45	258	208,189
4.13%, 08/13/42	185	153,266
4.55%, 03/23/30 (Call 12/23/29)	276	269,746
4.60%, 05/13/46 (Call 11/13/45)	85	74,341
4.72%, 12/15/44	137	121,933
4.88%, 11/13/43	97	88,290
5.38%, 07/15/33 (Call 04/15/33)	25	25,149
5.70%, 06/15/35	115	117,508
5.88%, 02/06/41	35	35,795
6.38%, 06/15/34	135	144,734
6.40%, 12/15/66 (Call 12/15/31)	397	400,270
6.50%, 12/15/32	70	76,125

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
10.75%, 08/01/69 (Call 08/01/34)	$115	$152,470
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	78,999
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	18	17,098
3.70%, 05/15/29 (Call 02/15/29)	97	89,822
4.30%, 11/15/46 (Call 05/15/46)	104	85,778
4.35%, 05/15/43	106	90,442
4.63%, 09/15/42	74	65,638
6.05%, 10/15/36	64	66,593
Progressive Corp. (The)
2.45%, 01/15/27	96	89,701
3.20%, 03/26/30 (Call 12/26/29)	225	203,788
3.70%, 01/26/45	89	69,968
3.95%, 03/26/50 (Call 09/26/49)	70	55,276
4.00%, 03/01/29 (Call 12/01/28)	74	70,568
4.13%, 04/15/47 (Call 10/15/46)	96	79,086
4.20%, 03/15/48 (Call 09/15/47)	203	168,877
4.35%, 04/25/44	115	99,148
4.95%, 06/15/33 (Call 03/15/33)	80	79,077
6.25%, 12/01/32	80	85,513
6.63%, 03/01/29	114	121,240
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	239	223,809
2.10%, 03/10/30 (Call 12/10/29)	50	42,510
3.00%, 03/10/40 (Call 09/10/39)	30	22,147
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	80	68,598
3.70%, 03/13/51 (Call 09/13/50)	405	295,258
3.88%, 03/27/28 (Call 12/27/27)	44	42,127
3.91%, 12/07/47 (Call 06/07/47)	289	222,517
3.94%, 12/07/49 (Call 06/07/49)	300	228,259
4.35%, 02/25/50 (Call 08/25/49)	240	196,235
4.42%, 03/27/48 (Call 09/27/47)	158	131,269
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	175	164,347
4.60%, 05/15/44	262	228,293
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	160	148,374
5.70%, 12/14/36	540	553,243
5.75%, 07/15/33	115	119,663
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	65	63,515
6.63%, 12/01/37	60	66,860
6.63%, 06/21/40	202	222,939
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	45	45,923
Prudential Funding Asia PLC
3.13%, 04/14/30	100	89,034
3.63%, 03/24/32 (Call 12/24/31)	255	227,437
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	45	41,350
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	8,308
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,519
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	105	63,685
3.75%, 05/15/46 (Call 11/15/45)	143	111,000
4.00%, 05/30/47 (Call 11/30/46)	257	207,255
4.05%, 03/07/48 (Call 09/07/47)	100	81,332
4.10%, 03/04/49 (Call 09/04/48)	170	139,202
Security	Par (000)	Value

Insurance (continued)
4.30%, 08/25/45 (Call 02/25/45)	$180	$153,038
4.60%, 08/01/43	97	86,874
5.35%, 11/01/40	240	236,953
5.45%, 05/25/53 (Call 11/25/52)	80	80,174
6.25%, 06/15/37	247	265,173
6.75%, 06/20/36	149	167,050
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	189,885
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	27,342
5.75%, 08/15/42	100	96,402
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	143	103,224
4.50%, 09/15/28 (Call 06/15/28)	104	100,537
5.05%, 09/15/48 (Call 03/15/48)	153	134,622
5.35%, 05/15/33 (Call 02/15/33)	80	77,961
5.90%, 03/05/54 (Call 09/05/53)	200	195,127
XL Group Ltd., 5.25%, 12/15/43	524	486,495
		19,822,298
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	235	145,142
4.00%, 12/06/37 (Call 06/06/37)	225	192,395
4.20%, 12/06/47 (Call 06/06/47)	150	119,992
4.40%, 12/06/57 (Call 06/06/57)	370	295,142
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)(b)	129	71,620
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	345	209,403
2.70%, 06/03/60 (Call 12/03/59)	939	549,851
3.10%, 05/12/51 (Call 11/12/50)	440	301,081
3.25%, 05/12/61 (Call 11/12/60)	275	182,377
3.88%, 08/22/37 (Call 02/22/37)	30	26,322
3.95%, 04/13/52 (Call 10/13/51)	165	132,278
4.05%, 08/22/47 (Call 02/22/47)	412	344,010
4.10%, 04/13/62 (Call 10/13/61)	395	316,100
4.25%, 08/22/57 (Call 02/22/57)	381	316,862
4.70%, 12/01/32 (Call 09/01/32)	200	196,798
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	94	89,140
3.60%, 06/01/26 (Call 03/01/26)	77	74,710
4.63%, 04/13/30 (Call 01/13/30)	130	126,925
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	224	214,288
3.65%, 05/10/51 (Call 11/10/50)	220	156,783
4.00%, 07/15/42 (Call 01/15/42)	262	210,147
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	154,666
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	30	25,610
4.65%, 08/15/62 (Call 02/15/62)	10	8,551
5.75%, 05/15/63 (Call 11/15/62)	30	30,649
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	130	107,973
		4,598,815
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	350	214,509
4.40%, 05/01/48 (Call 11/01/47)	135	115,042
5.20%, 08/01/43 (Call 02/01/43)	142	136,151
6.40%, 12/01/37	135	145,764

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Steel Dynamics Inc.
3.25%, 10/15/50 (Call 04/15/50)	$60	$39,178
3.45%, 04/15/30 (Call 01/15/30)	335	304,126
		954,770
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	375	365,282
4.63%, 07/28/45 (Call 01/28/45)	235	191,894
		557,176
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	100	89,388
3.70%, 01/15/31 (Call 10/15/30)	117	102,054
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	190	185,291
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	180	173,487
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	180	155,527
Sands China Ltd.
2.85%, 03/08/29 (Call 01/08/29)	300	262,667
3.25%, 08/08/31 (Call 05/08/31)	200	167,933
		1,136,347
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	1,260	1,221,691
AGCO Corp., 5.80%, 03/21/34 (Call 12/21/33)	200	199,654
Caterpillar Financial Services Corp.
2.40%, 08/09/26	320	302,062
4.35%, 05/15/26	200	197,170
4.85%, 02/27/29	50	49,834
5.05%, 02/27/26	50	49,910
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	226	201,667
3.25%, 09/19/49 (Call 03/19/49)	226	160,299
3.25%, 04/09/50 (Call 10/09/49)	177	126,526
4.30%, 05/15/44 (Call 11/15/43)	45	39,527
4.75%, 05/15/64 (Call 11/15/63)	82	73,366
5.20%, 05/27/41	182	177,771
5.30%, 09/15/35	29	30,118
6.05%, 08/15/36	91	99,012
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	890	819,818
1.88%, 01/15/26 (Call 12/15/25)	630	594,417
4.55%, 04/10/28 (Call 03/10/28)	455	443,182
5.10%, 04/20/29 (Call 03/20/29)	140	138,898
5.45%, 10/14/25	130	130,003
5.50%, 01/12/29 (Call 12/12/28)	100	100,760
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,057	1,012,311
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	155	140,432
3.75%, 04/15/50 (Call 10/15/49)	150	118,823
7.13%, 03/03/31	5	5,651
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	30	29,258
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	90	79,869
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	55	45,661
John Deere Capital Corp.
1.75%, 03/09/27	114	104,450
2.25%, 09/14/26	290	272,237
2.65%, 06/10/26	390	371,989
2.80%, 09/08/27	128	119,525
Security	Par (000)	Value

Machinery (continued)
2.80%, 07/18/29	$155	$139,904
3.05%, 01/06/28	129	121,635
3.45%, 03/07/29	20	18,772
4.15%, 09/15/27	50	48,800
4.35%, 09/15/32	110	104,914
4.70%, 06/10/30	95	93,642
4.75%, 06/08/26	120	119,234
4.75%, 01/20/28	30	29,800
4.80%, 01/09/26	35	34,819
4.85%, 10/11/29	50	49,816
4.95%, 07/14/28	25	24,976
5.10%, 04/11/34	50	49,728
5.15%, 09/08/33	110	110,239
nVent Finance SARL, 5.65%, 05/15/33 (Call 02/15/33)	100	99,521
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	477	420,523
4.60%, 05/15/28 (Call 02/15/28)	828	806,681
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	14,226
3.50%, 03/01/29 (Call 12/01/28)	429	403,572
4.20%, 03/01/49 (Call 09/01/48)	82	68,052
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	99	96,846
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	1,008	902,783
2.25%, 01/30/31 (Call 10/30/30)	1,250	1,039,283
3.25%, 11/01/26 (Call 08/01/26)	600	572,001
4.38%, 11/01/46 (Call 05/01/46)	160	133,713
		12,959,371
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	1,496	1,397,453
2.38%, 08/26/29 (Call 05/26/29)	904	785,562
2.88%, 10/15/27 (Call 07/15/27)	1,250	1,160,863
3.00%, 08/07/25	1,315	1,277,588
3.05%, 04/15/30 (Call 01/15/30)(b)	235	208,171
3.38%, 03/01/29 (Call 12/01/28)	174	160,326
3.63%, 09/14/28 (Call 06/14/28)	760	714,801
3.63%, 10/15/47 (Call 04/15/47)	169	122,511
3.70%, 04/15/50 (Call 10/15/49)	15	10,922
4.00%, 09/14/48 (Call 03/14/48)	232	184,383
5.70%, 03/15/37(b)	200	206,549
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	152	132,481
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	147	138,456
3.92%, 09/15/47 (Call 03/15/47)	65	51,709
4.00%, 11/02/32	177	164,272
4.15%, 03/15/33 (Call 12/15/32)	65	60,581
4.15%, 11/02/42	95	81,106
4.35%, 05/18/28 (Call 04/18/28)	40	39,074
4.70%, 08/23/52 (Call 02/23/52)	60	54,204
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	91	75,582
4.88%, 09/15/41 (Call 03/15/41)	40	37,809
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	300	274,456
4.00%, 06/14/49 (Call 12/14/48)	113	88,584
4.10%, 03/01/47 (Call 09/01/46)(e)	76	60,611
4.20%, 11/21/34 (Call 05/21/34)	120	109,871

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.45%, 11/21/44 (Call 05/21/44)	$118	$100,940
6.25%, 05/15/38	40	42,480
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	475	457,688
5.90%, 07/15/32 (Call 04/15/32)	380	387,722
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	1,345	1,137,655
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	62,122
3.38%, 03/01/28 (Call 12/01/27)	95	88,513
3.90%, 09/17/29 (Call 06/17/29)	117	109,142
		9,984,187
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	307	187,855
3.85%, 04/01/61 (Call 10/01/60)	325	191,234
3.90%, 06/01/52 (Call 12/01/51)	254	159,527
3.95%, 06/30/62 (Call 12/30/61)	245	145,645
4.40%, 04/01/33 (Call 01/01/33)(b)	100	87,796
4.40%, 12/01/61 (Call 06/01/61)	305	198,344
4.80%, 03/01/50 (Call 09/01/49)	290	213,622
5.13%, 07/01/49 (Call 01/01/49)	249	191,121
5.25%, 04/01/53 (Call 10/01/52)	139	109,384
5.38%, 04/01/38 (Call 10/01/37)	150	129,503
5.38%, 05/01/47 (Call 11/01/46)	274	219,807
5.50%, 04/01/63 (Call 10/01/62)	210	164,211
5.75%, 04/01/48 (Call 10/01/47)	292	245,272
6.38%, 10/23/35 (Call 04/23/35)	305	297,531
6.48%, 10/23/45 (Call 04/23/45)	425	391,751
6.83%, 10/23/55 (Call 04/23/55)	230	218,232
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	192	107,341
2.65%, 08/15/62 (Call 02/15/62)	169	91,575
2.80%, 01/15/51 (Call 07/15/50)	133	81,345
2.89%, 11/01/51 (Call 05/01/51)	407	253,095
2.94%, 11/01/56 (Call 05/01/56)	787	472,839
2.99%, 11/01/63 (Call 05/01/63)	859	501,319
3.40%, 07/15/46 (Call 01/15/46)	110	79,258
3.45%, 02/01/50 (Call 08/01/49)	305	214,881
3.75%, 04/01/40 (Call 10/01/39)	235	190,734
3.90%, 03/01/38 (Call 09/01/37)	281	237,369
3.97%, 11/01/47 (Call 05/01/47)	388	302,030
4.00%, 08/15/47 (Call 02/15/47)	204	159,774
4.00%, 03/01/48 (Call 09/01/47)	288	226,025
4.00%, 11/01/49 (Call 05/01/49)	286	221,520
4.05%, 11/01/52 (Call 05/01/52)	384	297,494
4.60%, 10/15/38 (Call 04/15/38)	150	136,279
4.60%, 08/15/45 (Call 02/15/45)	141	122,136
4.65%, 02/15/33 (Call 11/15/32)	275	263,854
4.65%, 07/15/42	234	208,716
4.70%, 10/15/48 (Call 04/15/48)	160	141,372
4.75%, 03/01/44	89	80,678
4.80%, 05/15/33 (Call 02/15/33)(b)	50	48,338
4.95%, 10/15/58 (Call 04/15/58)	170	151,094
5.35%, 05/15/53 (Call 11/15/52)	100	95,286
5.50%, 05/15/64 (Call 11/15/63)	80	76,463
5.65%, 06/15/35	53	54,003
6.45%, 03/15/37	30	32,328
6.50%, 11/15/35	358	388,401
6.55%, 07/01/39	45	49,031
Security	Par (000)	Value

Media (continued)
6.95%, 08/15/37	$130	$145,532
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	252	160,057
4.65%, 05/15/50 (Call 11/15/49)	288	212,692
4.88%, 04/01/43	95	76,119
5.00%, 09/20/37 (Call 03/20/37)	212	183,784
5.20%, 09/20/47 (Call 03/20/47)	247	199,886
5.30%, 05/15/49 (Call 11/15/48)	78	63,267
6.35%, 06/01/40	60	58,094
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	220	189,797
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	205	193,606
5.58%, 01/25/49 (Call 07/25/48)	399	364,219
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	260	215,030
6.13%, 01/31/46 (Call 07/31/45)	10	9,651
6.63%, 01/15/40	225	223,814
NBCUniversal Media LLC
4.45%, 01/15/43	241	207,467
6.40%, 04/30/40	45	48,593
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	32	28,763
3.70%, 06/01/28 (Call 03/01/28)	65	58,669
4.20%, 06/01/29 (Call 03/01/29)	120	107,872
4.38%, 03/15/43	202	138,272
4.60%, 01/15/45 (Call 07/15/44)	101	70,061
4.85%, 07/01/42 (Call 01/01/42)	30	22,278
4.90%, 08/15/44 (Call 02/15/44)	172	123,411
4.95%, 01/15/31 (Call 10/15/30)	180	161,156
4.95%, 05/19/50 (Call 11/19/49)	245	176,332
5.25%, 04/01/44 (Call 10/01/43)	128	95,859
5.50%, 05/15/33	62	53,897
5.85%, 09/01/43 (Call 03/01/43)	170	138,153
5.90%, 10/15/40 (Call 04/15/40)	77	63,556
6.88%, 04/30/36	207	197,710
7.88%, 07/30/30	65	67,780
Thomson Reuters Corp.
5.50%, 08/15/35	80	79,908
5.85%, 04/15/40	85	87,701
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	137	151,430
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	182	151,828
5.88%, 11/15/40 (Call 05/15/40)	124	107,055
6.55%, 05/01/37	235	222,511
6.75%, 06/15/39	302	291,567
7.30%, 07/01/38	175	176,714
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	185	125,316
3.70%, 12/01/42	100	79,517
4.13%, 06/01/44	141	117,614
4.38%, 08/16/41	105	91,459
Series E, 4.13%, 12/01/41	135	114,317
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	460	290,817
3.50%, 05/13/40 (Call 11/13/39)	51	40,493
3.60%, 01/13/51 (Call 07/13/50)	590	438,362
3.80%, 05/13/60 (Call 11/13/59)	316	233,857
4.70%, 03/23/50 (Call 09/23/49)(b)	266	239,779
4.75%, 09/15/44 (Call 03/15/44)	65	58,965

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.75%, 11/15/46 (Call 05/15/46)	$255	$228,099
4.95%, 10/15/45 (Call 04/15/45)	42	38,876
5.40%, 10/01/43	152	150,120
6.15%, 03/01/37	70	75,190
6.15%, 02/15/41	49	52,018
6.20%, 12/15/34	90	97,443
6.40%, 12/15/35	79	85,896
6.65%, 11/15/37	325	363,289
7.75%, 12/01/45	250	320,892
		17,001,823
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	61,976
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	91,230
5.25%, 10/01/54 (Call 04/01/54)	115	100,054
		253,260
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	500	434,019
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	200	191,177
5.40%, 11/14/34 (Call 05/14/34)	45	44,042
5.45%, 03/15/43 (Call 09/15/42)	65	61,309
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	834	809,861
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	28,924
2.80%, 10/01/29 (Call 07/01/29)	140	124,182
4.88%, 03/15/42 (Call 09/15/41)	465	425,440
5.45%, 06/09/44 (Call 12/09/43)	105	101,804
6.25%, 10/01/39	223	235,945
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	205	199,483
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (Call 09/22/41)	105	96,885
5.00%, 03/09/33 (Call 12/09/32)(b)	125	123,709
5.13%, 03/09/53 (Call 09/09/52)	225	211,128
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	80	66,429
		3,154,337
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 07/01/24)	210	189,687
3.57%, 12/01/31 (Call 09/01/31)	330	285,523
4.25%, 04/01/28 (Call 07/01/24)	320	304,274
		779,484
Oil & Gas — 0.8%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	105	90,308
5.25%, 02/01/42 (Call 08/01/41)	20	17,153
5.35%, 07/01/49 (Call 01/01/49)	5	4,244
6.00%, 01/15/37	105	103,672
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	352	217,291
2.94%, 06/04/51 (Call 12/04/50)	340	216,558
3.00%, 02/24/50 (Call 08/24/49)	325	211,739
3.00%, 03/17/52 (Call 09/17/51)	160	103,266
3.02%, 01/16/27 (Call 10/16/26)	60	57,022
3.38%, 02/08/61 (Call 08/08/60)	610	401,942
3.41%, 02/11/26 (Call 12/11/25)	10	9,703
3.54%, 04/06/27 (Call 02/06/27)	95	91,091
Security	Par (000)	Value

Oil & Gas (continued)
3.59%, 04/14/27 (Call 01/14/27)	$148	$142,129
3.63%, 04/06/30 (Call 01/06/30)	131	121,600
3.94%, 09/21/28 (Call 06/21/28)	20	19,164
4.23%, 11/06/28 (Call 08/06/28)	218	210,883
4.81%, 02/13/33 (Call 11/13/32)	105	101,553
4.89%, 09/11/33 (Call 06/11/33)	85	82,486
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	145	137,111
3.72%, 11/28/28 (Call 08/28/28)	110	104,049
Burlington Resources LLC
5.95%, 10/15/36	65	67,469
7.20%, 08/15/31	132	147,560
7.40%, 12/01/31	177	200,364
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	74	50,318
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	75	74,999
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	189,708
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,589
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	257	204,726
3.80%, 03/15/52 (Call 09/15/51)	25	18,684
4.03%, 03/15/62 (Call 09/15/61)	650	487,070
4.30%, 11/15/44 (Call 05/15/44)	144	122,245
5.05%, 09/15/33 (Call 06/15/33)	160	157,824
5.30%, 05/15/53 (Call 11/15/52)	120	113,852
5.55%, 03/15/54 (Call 09/15/53)	145	142,853
5.70%, 09/15/63 (Call 03/15/63)	105	104,545
5.90%, 10/15/32	182	191,373
5.90%, 05/15/38	60	62,091
6.50%, 02/01/39	70	77,158
6.95%, 04/15/29	215	232,876
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	109	92,347
5.00%, 06/15/45 (Call 12/15/44)	212	183,019
5.60%, 07/15/41 (Call 01/15/41)	245	230,350
7.88%, 09/30/31	40	45,378
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	333	305,423
4.25%, 03/15/52 (Call 09/15/51)	50	38,950
4.40%, 03/24/51 (Call 09/24/50)	98	78,464
5.90%, 04/18/64 (Call 10/18/63)	250	240,507
6.25%, 03/15/53 (Call 09/15/52)	100	103,237
Eni USA Inc., 7.30%, 11/15/27	285	300,828
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	110	98,168
4.38%, 04/15/30 (Call 01/15/30)	208	201,431
4.95%, 04/15/50 (Call 10/15/49)	172	158,754
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	100	95,268
5.00%, 01/15/29 (Call 07/15/28)	85	82,835
5.75%, 02/01/34 (Call 11/01/33)	135	133,832
7.00%, 02/01/30 (Call 11/01/29)	470	497,243
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	305	264,691
3.00%, 04/06/27 (Call 02/06/27)	255	241,938
3.13%, 04/06/30 (Call 01/06/30)	380	345,241
3.25%, 11/18/49 (Call 05/18/49)	165	115,712
3.63%, 09/10/28 (Call 06/10/28)	594	565,281
3.70%, 04/06/50 (Call 10/06/49)	405	307,495
3.95%, 05/15/43	112	92,791

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 11/23/41	$192	$167,786
4.80%, 11/08/43	150	138,655
5.10%, 08/17/40	300	291,742
7.25%, 09/23/27	225	239,140
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	130	115,703
2.61%, 10/15/30 (Call 07/15/30)	489	427,104
3.10%, 08/16/49 (Call 02/16/49)	151	102,925
3.45%, 04/15/51 (Call 10/15/50)	306	220,659
3.48%, 03/19/30 (Call 12/19/29)	289	268,147
3.57%, 03/06/45 (Call 09/06/44)	127	97,138
4.11%, 03/01/46 (Call 09/01/45)	274	228,351
4.23%, 03/19/40 (Call 09/19/39)	431	380,315
4.33%, 03/19/50 (Call 09/19/49)	372	315,325
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	600	583,989
5.60%, 02/15/41	184	183,118
6.00%, 01/15/40	277	284,968
7.13%, 03/15/33	345	385,671
7.30%, 08/15/31	403	449,077
7.88%, 10/01/29	150	167,306
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	425	415,681
6.60%, 10/01/37	331	357,796
6.80%, 03/15/32	271	294,846
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	160	152,096
4.50%, 04/01/48 (Call 10/01/47)	110	88,516
4.75%, 09/15/44 (Call 03/15/44)	174	149,373
5.00%, 09/15/54 (Call 03/15/54)	126	106,411
6.50%, 03/01/41 (Call 09/01/40)	143	150,793
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	25	19,783
6.20%, 03/15/40	70	70,450
6.45%, 09/15/36	20	20,827
6.60%, 03/15/46 (Call 09/15/45)	240	251,484
6.63%, 09/01/30 (Call 03/01/30)	40	41,793
7.50%, 05/01/31	50	55,061
7.88%, 09/15/31	50	56,036
7.95%, 06/15/39	60	68,881
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,080	1,074,589
5.65%, 05/15/28 (Call 04/15/28)	170	171,677
6.25%, 07/15/33 (Call 04/15/33)	160	164,349
6.50%, 08/15/34	260	270,963
6.50%, 02/01/38	167	171,752
6.63%, 08/15/37	195	201,571
7.10%, 07/15/53 (Call 01/15/53)	100	110,949
7.20%, 11/01/31	390	420,109
7.38%, 11/01/31	547	595,921
8.13%, 09/15/30	130	146,047
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	90	59,328
3.90%, 03/15/28 (Call 12/15/27)	220	210,059
4.65%, 11/15/34 (Call 05/15/34)	244	226,245
4.88%, 11/15/44 (Call 05/15/44)	330	296,602
5.88%, 05/01/42	72	72,952
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	2	1,710
4.90%, 10/01/46 (Call 04/01/46)	25	22,009
5.25%, 06/15/31 (Call 04/15/31)	50	49,545
Security	Par (000)	Value

Oil & Gas (continued)
5.30%, 06/30/33 (Call 03/30/33)	$195	$191,729
5.65%, 06/15/54 (Call 12/15/53)	85	81,971
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	500	325,628
3.13%, 11/07/49 (Call 05/07/49)	95	64,412
3.25%, 04/06/50 (Call 10/06/49)	675	468,738
3.75%, 09/12/46	185	143,654
4.00%, 05/10/46	570	459,085
4.13%, 05/11/35	490	448,123
4.38%, 05/11/45	195	167,695
4.55%, 08/12/43	30	26,804
6.38%, 12/15/38	420	461,059
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	255	227,828
2.99%, 06/29/41 (Call 12/29/40)	225	163,706
3.13%, 05/29/50 (Call 11/29/49)	463	314,339
3.39%, 06/29/60 (Call 12/29/59)	550	369,054
3.46%, 02/19/29 (Call 11/19/28)	330	309,323
3.46%, 07/12/49 (Call 01/12/49)	215	155,869
TotalEnergies Capital SA
3.88%, 10/11/28	330	316,238
5.15%, 04/05/34 (Call 01/05/34)	150	149,613
5.49%, 04/05/54 (Call 10/05/53)	150	148,243
5.64%, 04/05/64 (Call 10/05/63)	155	154,129
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	380	264,145
4.00%, 06/01/52 (Call 12/01/51)	45	33,103
4.35%, 06/01/28 (Call 03/01/28)	188	182,023
4.90%, 03/15/45(b)	71	63,361
6.63%, 06/15/37	365	389,591
7.50%, 04/15/32	136	153,668
		27,759,905
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	481	457,453
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	41,591
3.14%, 11/07/29 (Call 08/07/29)	457	412,833
3.34%, 12/15/27 (Call 09/15/27)	1,041	980,690
4.08%, 12/15/47 (Call 06/15/47)	142	113,331
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	353	314,630
3.80%, 11/15/25 (Call 08/15/25)	104	101,598
4.50%, 11/15/41 (Call 05/15/41)	85	73,644
4.75%, 08/01/43 (Call 02/01/43)	210	185,799
4.85%, 11/15/35 (Call 05/15/35)	425	405,870
5.00%, 11/15/45 (Call 05/15/45)	309	282,858
6.70%, 09/15/38	183	201,321
7.45%, 09/15/39	184	217,569
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(b)	336	307,760
3.95%, 12/01/42 (Call 06/01/42)	125	94,097
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	355	310,869
4.50%, 05/15/28 (Call 04/15/28)	100	98,338
4.85%, 05/15/33 (Call 02/15/33)	85	83,212
		4,683,463
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	532	512,213

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.50%, 05/15/28 (Call 02/15/28)	$181	$174,995
5.63%, 05/26/33 (Call 02/26/33)	190	191,826
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	260	221,077
2.69%, 05/25/31 (Call 02/25/31)	40	33,401
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(e)	225	219,536
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	5	3,265
4.05%, 12/15/49 (Call 06/15/49)	57	44,395
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34 (Call 01/03/34)(e)	335	329,241
WestRock MWV LLC, 8.20%, 01/15/30	55	62,118
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	30	24,990
4.20%, 06/01/32 (Call 03/01/32)	10	9,275
		1,826,332
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	543	467,923
4.25%, 11/14/28 (Call 08/14/28)	235	228,540
4.25%, 11/21/49 (Call 05/21/49)	604	501,589
4.30%, 05/14/36 (Call 11/14/35)	278	254,515
4.40%, 11/06/42	317	277,875
4.45%, 05/14/46 (Call 11/14/45)	445	385,623
4.50%, 05/14/35 (Call 11/14/34)	755	707,769
4.63%, 10/01/42 (Call 04/01/42)	112	100,740
4.70%, 05/14/45 (Call 11/14/44)	308	277,784
4.88%, 11/14/48 (Call 05/14/48)	303	277,809
5.40%, 03/15/54 (Call 09/15/53)	15	14,787
Astrazeneca Finance LLC
4.88%, 03/03/28 (Call 02/03/28)	100	99,525
4.88%, 03/03/33 (Call 12/03/32)	185	182,263
4.90%, 03/03/30 (Call 01/03/30)	100	99,735
5.00%, 02/26/34 (Call 11/26/33)	75	74,080
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	400	378,876
3.38%, 11/16/25	1,067	1,039,683
4.00%, 01/17/29 (Call 10/17/28)	54	51,884
4.00%, 09/18/42	314	263,167
4.38%, 11/16/45	320	276,961
4.38%, 08/17/48 (Call 02/17/48)	124	106,736
6.45%, 09/15/37	645	714,085
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	535	512,093
3.79%, 05/20/50 (Call 11/20/49)	74	55,689
4.67%, 06/06/47 (Call 12/06/46)	242	210,838
4.69%, 12/15/44 (Call 06/15/44)	138	121,479
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	145	84,837
2.95%, 03/15/32 (Call 12/15/31)	10	8,578
3.25%, 02/27/27	80	76,660
3.25%, 08/01/42	153	113,045
3.55%, 03/15/42 (Call 09/15/41)	10	7,770
3.70%, 03/15/52 (Call 09/15/51)	285	208,105
3.90%, 03/15/62 (Call 09/15/61)	325	234,183
4.25%, 10/26/49 (Call 04/26/49)	438	357,563
4.35%, 11/15/47 (Call 05/15/47)	308	256,329
4.50%, 03/01/44 (Call 09/01/43)	20	17,425
4.55%, 02/20/48 (Call 08/20/47)	445	381,482
5.00%, 08/15/45 (Call 02/15/45)	220	203,886
Security	Par (000)	Value

Pharmaceuticals (continued)
5.55%, 02/22/54 (Call 08/22/53)	$530	$522,219
5.65%, 02/22/64 (Call 08/22/63)	330	322,345
6.25%, 11/15/53 (Call 05/15/53)	95	102,329
6.40%, 11/15/63 (Call 05/15/63)	105	114,346
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	125	118,641
3.75%, 09/15/25 (Call 06/15/25)	5	4,890
4.37%, 06/15/47 (Call 12/15/46)	232	187,206
4.50%, 11/15/44 (Call 05/15/44)	96	80,145
4.60%, 03/15/43	70	59,825
4.90%, 09/15/45 (Call 03/15/45)	245	214,848
5.13%, 02/15/29 (Call 01/15/29)	100	99,268
5.45%, 02/15/34 (Call 11/15/33)	75	74,536
Cencora Inc.
3.45%, 12/15/27 (Call 09/15/27)	375	353,720
4.25%, 03/01/45 (Call 09/01/44)	177	149,332
4.30%, 12/15/47 (Call 06/15/47)	284	233,937
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	570	489,183
3.20%, 03/15/40 (Call 09/15/39)	160	118,182
3.40%, 03/15/50 (Call 09/15/49)	354	240,830
3.40%, 03/15/51 (Call 09/15/50)	215	145,790
3.88%, 10/15/47 (Call 04/15/47)	326	246,622
4.13%, 11/15/25 (Call 09/15/25)	55	54,055
4.38%, 10/15/28 (Call 07/15/28)	811	783,641
4.80%, 08/15/38 (Call 02/15/38)	613	559,960
4.80%, 07/15/46 (Call 01/16/46)	295	259,981
4.90%, 12/15/48 (Call 06/15/48)	390	342,630
5.13%, 05/15/31 (Call 03/15/31)	125	123,644
5.25%, 02/15/34 (Call 11/15/33)	185	181,444
5.40%, 03/15/33 (Call 12/15/32)	165	164,727
5.60%, 02/15/54 (Call 08/15/53)	175	168,347
6.13%, 11/15/41	159	165,890
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	20	18,057
3.63%, 04/01/27 (Call 02/01/27)	50	47,777
3.75%, 04/01/30 (Call 01/01/30)	25	22,837
4.13%, 04/01/40 (Call 10/01/39)	85	68,457
4.25%, 04/01/50 (Call 10/01/49)	388	294,341
4.30%, 03/25/28 (Call 12/25/27)	658	633,960
4.78%, 03/25/38 (Call 09/25/37)	1,002	891,224
4.88%, 07/20/35 (Call 01/20/35)	282	261,745
5.05%, 03/25/48 (Call 09/25/47)	1,191	1,026,413
5.13%, 07/20/45 (Call 01/20/45)	430	379,440
5.25%, 02/21/33 (Call 11/21/32)	235	228,307
5.30%, 12/05/43 (Call 06/05/43)	185	168,402
5.63%, 02/21/53 (Call 08/21/52)	330	305,820
5.88%, 06/01/53 (Call 12/01/52)	220	210,899
6.00%, 06/01/63 (Call 12/01/62)	235	225,579
6.13%, 09/15/39	85	84,971
6.25%, 06/01/27	40	40,996
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	55	30,629
3.10%, 05/15/27 (Call 02/15/27)	425	404,887
3.38%, 03/15/29 (Call 12/15/28)	5	4,696
3.70%, 03/01/45 (Call 09/01/44)	230	183,570
3.95%, 03/15/49 (Call 09/15/48)	35	28,258
4.15%, 03/15/59 (Call 09/15/58)	425	344,644
4.70%, 02/27/33 (Call 11/27/32)	95	92,885
4.88%, 02/27/53 (Call 08/27/52)	120	111,373
4.95%, 02/27/63 (Call 08/27/62)	40	36,887

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 02/09/54 (Call 08/09/53)	$15	$14,226
5.10%, 02/09/64 (Call 08/09/63)	325	307,558
5.50%, 03/15/27	155	157,552
5.55%, 03/15/37	170	178,212
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	474	456,705
4.20%, 03/18/43	115	98,949
6.38%, 05/15/38	356	392,762
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	279	260,201
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	645	359,111
3.40%, 01/15/38 (Call 07/15/37)	196	163,348
3.50%, 01/15/48 (Call 07/15/47)	402	305,870
3.55%, 03/01/36 (Call 09/01/35)	25	21,652
3.63%, 03/03/37 (Call 09/03/36)	130	112,314
3.70%, 03/01/46 (Call 09/01/45)	340	271,037
3.75%, 03/03/47 (Call 09/03/46)	205	163,991
4.50%, 12/05/43 (Call 06/05/43)	173	160,282
4.85%, 05/15/41	112	108,873
5.85%, 07/15/38	245	263,602
5.95%, 08/15/37	167	181,070
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	440	437,842
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	720	708,098
4.60%, 06/01/44 (Call 12/01/43)	132	114,653
5.90%, 11/01/39	218	220,284
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	110	100,079
1.90%, 12/10/28 (Call 10/10/28)	75	66,180
2.15%, 12/10/31 (Call 09/10/31)	100	82,440
2.45%, 06/24/50 (Call 12/24/49)	90	53,066
2.75%, 12/10/51 (Call 06/10/51)	295	183,297
2.90%, 12/10/61 (Call 06/10/61)	435	258,892
3.40%, 03/07/29 (Call 12/07/28)	395	370,520
3.60%, 09/15/42 (Call 03/15/42)	205	161,577
3.70%, 02/10/45 (Call 08/10/44)	355	277,397
3.90%, 03/07/39 (Call 09/07/38)	190	162,768
4.00%, 03/07/49 (Call 09/07/48)	261	209,284
4.05%, 05/17/28 (Call 04/17/28)	90	87,686
4.15%, 05/18/43	285	241,949
4.30%, 05/17/30 (Call 03/17/30)	180	174,171
4.50%, 05/17/33 (Call 02/17/33)	255	245,205
4.90%, 05/17/44 (Call 11/17/43)	120	111,955
5.00%, 05/17/53 (Call 11/17/52)	100	93,503
5.15%, 05/17/63 (Call 11/17/62)	195	184,186
6.50%, 12/01/33	236	260,925
6.55%, 09/15/37	32	35,871
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	87	92,214
5.95%, 12/01/28	125	130,341
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	130	83,634
4.00%, 11/20/45 (Call 05/20/45)	45	37,550
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	125	79,784
4.00%, 03/15/49 (Call 09/15/48)	175	140,322
4.10%, 09/15/38 (Call 03/15/38)	135	118,583
4.13%, 12/15/46	35	28,934
4.20%, 09/15/48 (Call 03/15/48)	280	231,711
7.20%, 03/15/39	140	164,724
Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)	$705	$690,026
4.75%, 05/19/33 (Call 02/19/33)	970	938,398
5.30%, 05/19/53 (Call 11/19/52)	990	947,252
5.34%, 05/19/63 (Call 11/19/62)	840	789,025
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	130	124,105
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	285	191,585
3.38%, 07/09/60 (Call 01/09/60)	175	112,585
5.00%, 11/26/28 (Call 08/26/28)	25	24,748
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	40	33,398
3.00%, 09/12/27 (Call 06/12/27)	1,080	1,009,161
3.90%, 08/20/28 (Call 05/20/28)	271	258,009
3.95%, 09/12/47 (Call 03/12/47)	385	302,300
4.45%, 08/20/48 (Call 02/20/48)	161	136,897
4.50%, 11/13/25 (Call 08/13/25)	2,292	2,261,470
4.70%, 02/01/43 (Call 08/01/42)	510	455,147
5.60%, 11/16/32 (Call 08/16/32)	345	352,289
		41,014,813
Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	124	107,863
4.45%, 07/15/27 (Call 04/15/27)	5	4,861
4.80%, 05/03/29 (Call 02/03/29)	165	160,773
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	165	131,771
3.70%, 11/15/29 (Call 05/18/29)	502	461,393
5.13%, 06/30/27 (Call 01/01/27)	437	433,596
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 06/11/24)	1,250	1,206,238
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	115	97,608
4.00%, 03/01/31 (Call 03/01/26)	125	112,920
5.95%, 06/30/33 (Call 12/30/32)	66	66,657
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	100	98,014
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	85	97,447
Series B, 7.50%, 04/15/38	55	62,812
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	535	422,024
3.13%, 11/15/29 (Call 08/15/29)	205	184,583
3.40%, 08/01/51 (Call 02/01/51)	200	135,158
3.70%, 07/15/27 (Call 04/15/27)	99	94,754
4.00%, 11/15/49 (Call 05/15/49)	180	135,787
4.25%, 12/01/26 (Call 09/01/26)	165	160,709
4.50%, 06/10/44 (Call 12/10/43)	115	95,417
5.25%, 04/05/27 (Call 03/05/27)	100	99,786
5.30%, 04/05/29 (Call 03/05/29)	60	59,922
5.50%, 12/01/46 (Call 06/01/46)	110	105,449
5.63%, 04/05/34 (Call 01/05/34)	85	84,474
5.70%, 03/08/33 (Call 12/08/32)	370	371,397
5.90%, 11/15/26 (Call 10/15/26)	205	207,221
5.95%, 04/05/54 (Call 10/05/53)	25	24,873
6.00%, 11/15/28 (Call 10/15/28)	150	154,000
6.20%, 11/15/30 (Call 09/15/30)	90	94,066
6.70%, 11/15/53 (Call 05/15/53)	110	120,474
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	175	164,963

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.40%, 03/15/27 (Call 12/15/26)	$35	$34,098
5.00%, 05/15/44 (Call 11/15/43)	71	61,259
5.00%, 05/15/50 (Call 11/15/49)	360	305,572
5.40%, 10/01/47 (Call 04/01/47)	25	22,452
6.00%, 06/15/48 (Call 12/15/47)	95	91,729
6.25%, 04/15/49 (Call 10/15/48)	140	139,501
6.63%, 10/15/36	175	183,751
7.50%, 07/01/38	205	232,280
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	20	19,493
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	147	130,705
3.13%, 07/31/29 (Call 04/30/29)	120	109,634
3.70%, 01/31/51 (Call 07/31/50)	90	66,266
3.95%, 01/31/60 (Call 07/31/59)	141	103,463
4.15%, 10/16/28 (Call 07/16/28)	105	101,410
4.20%, 01/31/50 (Call 07/31/49)	116	93,645
4.25%, 02/15/48 (Call 08/15/47)	152	124,546
4.45%, 02/15/43 (Call 08/15/42)	88	75,772
4.80%, 02/01/49 (Call 08/01/48)	171	151,389
4.85%, 08/15/42 (Call 02/15/42)	142	129,209
4.85%, 03/15/44 (Call 09/15/43)	65	58,766
4.90%, 05/15/46 (Call 11/15/45)	178	161,052
4.95%, 10/15/54 (Call 04/15/54)	174	155,187
5.10%, 02/15/45 (Call 08/15/44)	249	232,314
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	230	214,412
5.70%, 02/15/42	108	108,434
5.95%, 02/01/41	128	131,690
6.13%, 10/15/39	70	73,167
6.45%, 09/01/40	99	106,734
7.55%, 04/15/38	49	57,698
Series D, 6.88%, 03/01/33	45	49,683
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	40	38,356
Series H, 6.65%, 10/15/34	45	49,295
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	53	44,624
5.00%, 08/15/42 (Call 02/15/42)	105	91,917
5.00%, 03/01/43 (Call 09/01/42)	215	188,174
5.40%, 09/01/44 (Call 03/01/44)	209	191,588
5.50%, 03/01/44 (Call 09/01/43)	196	181,034
5.63%, 09/01/41	95	89,231
5.80%, 03/15/35	125	125,007
6.38%, 03/01/41	134	135,922
6.50%, 02/01/37	122	126,269
6.50%, 09/01/39	103	105,909
6.55%, 09/15/40	69	71,087
6.95%, 01/15/38	275	298,001
7.30%, 08/15/33	82	91,058
7.40%, 03/15/31	45	49,469
7.50%, 11/15/40	31	34,642
7.75%, 03/15/32	90	100,707
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	52	33,221
3.60%, 02/15/51 (Call 08/15/50)	65	44,493
4.30%, 03/01/28 (Call 12/01/27)	137	132,891
4.80%, 02/01/33 (Call 11/01/32)	105	98,811
5.00%, 02/01/29 (Call 01/01/29)	195	192,136
5.05%, 02/15/46 (Call 08/15/45)	55	48,013
5.20%, 06/01/33 (Call 03/01/33)	130	125,532
Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/48 (Call 09/01/47)	$209	$184,881
5.30%, 12/01/34 (Call 06/01/34)	245	237,142
5.40%, 02/01/34 (Call 11/01/33)	250	244,785
5.45%, 08/01/52 (Call 02/01/52)	155	142,163
5.55%, 06/01/45 (Call 12/01/44)	286	268,134
7.75%, 01/15/32	132	148,318
7.80%, 08/01/31	50	56,605
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	124	118,353
4.25%, 12/01/27 (Call 09/01/27)	155	149,748
4.50%, 04/15/38 (Call 10/15/37)	276	239,992
4.70%, 04/15/48 (Call 10/15/47)	398	329,840
4.80%, 02/15/29 (Call 11/15/28)	153	149,762
4.90%, 04/15/58 (Call 10/15/57)	87	71,508
4.95%, 03/14/52 (Call 09/14/51)	115	97,903
5.20%, 03/01/47 (Call 09/01/46)	207	185,860
5.50%, 02/15/49 (Call 08/15/48)	301	278,466
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	26,085
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,629	1,559,423
3.10%, 03/15/30 (Call 12/15/29)	205	181,759
3.40%, 09/01/29 (Call 06/01/29)	105	95,727
3.95%, 03/01/50 (Call 09/01/49)	100	72,663
4.00%, 07/13/27 (Call 04/13/27)	439	422,347
4.20%, 10/03/47 (Call 04/03/47)	125	96,217
4.35%, 03/15/29 (Call 12/15/28)	175	167,772
4.45%, 09/01/49 (Call 03/01/49)	205	161,760
4.50%, 03/15/50 (Call 09/15/49)	128	101,757
4.55%, 07/15/28 (Call 04/15/28)	438	425,114
4.85%, 02/01/49 (Call 08/01/48)	79	66,901
4.95%, 07/13/47 (Call 01/06/47)	122	104,281
5.20%, 07/15/48 (Call 01/15/48)	250	221,369
5.55%, 11/01/26 (Call 10/01/26)	225	225,527
5.65%, 11/01/28 (Call 10/01/28)	225	227,547
5.80%, 11/01/30 (Call 09/01/30)	175	178,224
5.85%, 01/15/26 (Call 12/15/25)	300	301,369
6.00%, 06/15/35	115	115,920
6.05%, 09/01/33 (Call 06/01/33)	220	225,309
6.10%, 11/15/32 (Call 08/15/32)	160	164,803
6.35%, 01/15/31 (Call 10/15/30)	180	187,929
7.15%, 01/15/51 (Call 07/15/50)	132	145,474
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	136	136,416
6.20%, 09/15/43 (Call 03/15/43)	136	137,477
6.65%, 10/01/36	260	273,080
6.85%, 10/15/37	190	203,533
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	97	88,179
4.70%, 06/15/44 (Call 12/15/43)	102	84,549
4.90%, 02/15/45 (Call 08/15/44)	20	17,007
5.15%, 06/01/42 (Call 12/01/41)	145	128,106
6.65%, 01/15/37	52	54,695
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	242	233,176
4.50%, 05/15/30 (Call 11/15/29)	256	244,471
5.00%, 03/15/27 (Call 09/15/26)	257	254,815
5.90%, 09/15/37 (Call 03/15/37)	60	61,315
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	190	181,359
4.50%, 03/15/45 (Call 09/15/44)	149	122,163

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 09/25/43 (Call 03/25/43)	$257	$254,355
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	410	368,081
4.95%, 04/15/52 (Call 10/15/51)	155	131,961
6.13%, 03/15/33 (Call 12/15/32)	15	15,392
6.15%, 03/01/29 (Call 02/01/29)	100	103,100
6.50%, 03/30/34 (Call 12/30/33)	220	232,233
6.50%, 02/15/53 (Call 08/15/52)	265	277,698
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	515	459,936
4.88%, 02/01/31 (Call 02/01/26)	25	23,764
5.50%, 03/01/30 (Call 03/01/25)	15	14,840
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	120	114,726
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,571
7.00%, 10/15/28	20	21,149
7.63%, 04/01/37	10	11,301
Texas Eastern Transmission LP, 7.00%, 07/15/32	212	230,891
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	169	158,568
4.25%, 05/15/28 (Call 02/15/28)	150	144,385
4.63%, 03/01/34 (Call 12/01/33)	212	196,875
4.75%, 05/15/38 (Call 11/15/37)	110	99,711
4.88%, 05/15/48 (Call 11/15/47)	199	173,550
5.10%, 03/15/49 (Call 09/15/48)	229	206,993
5.60%, 03/31/34	32	31,728
5.85%, 03/15/36	95	95,465
6.10%, 06/01/40	85	86,180
6.20%, 10/15/37	249	255,440
7.25%, 08/15/38	99	111,350
7.63%, 01/15/39	140	162,126
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	165	124,702
4.00%, 03/15/28 (Call 12/15/27)	25	23,923
4.45%, 08/01/42 (Call 02/01/42)	27	23,409
4.60%, 03/15/48 (Call 09/15/47)	207	176,492
5.40%, 08/15/41 (Call 02/15/41)	58	56,174
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	195	189,634
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	175	162,385
5.25%, 02/01/50 (Call 08/01/49)	285	248,154
5.30%, 03/01/48 (Call 09/01/47)	55	47,328
5.45%, 04/01/44 (Call 10/01/43)	90	80,838
5.50%, 08/15/48 (Call 02/15/48)	110	95,357
6.15%, 04/01/33 (Call 01/01/33)	500	508,308
6.35%, 01/15/29 (Call 12/15/28)	30	30,904
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	132	126,138
4.85%, 03/01/48 (Call 09/01/47)	200	172,835
4.90%, 01/15/45 (Call 07/15/44)	232	202,981
5.10%, 09/15/45 (Call 03/15/45)	221	200,325
5.40%, 03/04/44 (Call 09/04/43)	108	101,642
5.75%, 06/24/44 (Call 12/24/43)	40	39,107
5.80%, 11/15/43 (Call 05/15/43)	41	40,134
6.30%, 04/15/40	230	238,120
8.75%, 03/15/32	78	92,525
Series A, 7.50%, 01/15/31	52	57,220
		29,651,790
Security	Par (000)	Value

Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)	$50	$49,982

Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	1,135	936,196
4.88%, 03/01/26 (Call 12/01/25)	1,038	1,024,779
5.95%, 08/15/34 (Call 05/15/34)	135	136,119
		2,097,094
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	485	363,565
2.75%, 12/15/29 (Call 09/15/29)	100	87,464
2.95%, 03/15/34 (Call 12/15/33)	185	149,080
3.00%, 05/18/51 (Call 11/18/50)	220	132,848
3.38%, 08/15/31 (Call 05/15/31)	102	89,575
3.55%, 03/15/52 (Call 09/15/51)	75	50,406
3.95%, 01/15/27 (Call 10/15/26)	83	79,888
3.95%, 01/15/28 (Call 10/15/27)	25	23,875
4.00%, 02/01/50 (Call 08/01/49)	200	147,524
4.50%, 07/30/29 (Call 04/30/29)	135	129,570
4.70%, 07/01/30 (Call 04/01/30)	117	112,391
4.85%, 04/15/49 (Call 10/15/48)	117	99,021
4.90%, 12/15/30 (Call 09/15/30)	139	135,387
5.15%, 04/15/53 (Call 10/15/52)	85	74,958
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	22,915
4.90%, 02/15/29 (Call 11/15/28)	53	51,500
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	180	145,303
2.10%, 06/15/30 (Call 03/15/30)	215	178,712
2.30%, 09/15/31 (Call 06/15/31)	75	60,719
2.70%, 04/15/31 (Call 01/15/31)	100	84,102
2.75%, 01/15/27 (Call 11/15/26)(b)	365	342,243
2.90%, 01/15/30 (Call 10/15/29)	210	184,020
2.95%, 01/15/51 (Call 07/15/50)(b)	305	189,143
3.10%, 06/15/50 (Call 12/15/49)	319	204,504
3.13%, 01/15/27 (Call 10/15/26)	310	293,075
3.38%, 10/15/26 (Call 07/15/26)	430	410,284
3.55%, 07/15/27 (Call 04/15/27)	295	279,406
3.60%, 01/15/28 (Call 10/15/27)	510	479,436
3.70%, 10/15/49 (Call 04/15/49)	287	207,304
3.80%, 08/15/29 (Call 05/15/29)	315	291,417
3.95%, 03/15/29 (Call 12/15/28)	181	169,741
4.00%, 06/01/25 (Call 03/01/25)	607	597,383
4.05%, 03/15/32 (Call 12/15/31)	65	58,941
4.40%, 02/15/26 (Call 11/15/25)	570	559,575
5.20%, 02/15/29 (Call 01/15/29)	75	74,454
5.25%, 07/15/28 (Call 06/15/28)	90	89,688
5.45%, 02/15/34 (Call 11/15/33)	75	74,080
5.50%, 03/15/28 (Call 02/15/28)	140	140,563
5.55%, 07/15/33 (Call 04/15/33)	250	248,531
5.65%, 03/15/33 (Call 12/15/32)	140	140,293
5.90%, 11/15/33 (Call 08/15/33)	75	76,645
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	77	66,054
3.20%, 01/15/28 (Call 10/15/27)	30	28,085
3.30%, 06/01/29 (Call 03/01/29)	77	70,468
3.90%, 10/15/46 (Call 04/15/46)	39	30,412
4.35%, 04/15/48 (Call 10/18/47)	117	95,842
5.00%, 02/15/33 (Call 11/15/32)	315	305,715

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	$250	$184,733
2.55%, 04/01/32 (Call 01/01/32)	130	101,283
2.75%, 10/01/26 (Call 07/01/26)	400	372,679
2.90%, 03/15/30 (Call 12/15/29)	285	241,073
3.25%, 01/30/31 (Call 10/30/30)	269	226,679
3.40%, 06/21/29 (Call 03/21/29)	281	248,704
3.65%, 02/01/26 (Call 11/03/25)	612	589,382
4.50%, 12/01/28 (Call 09/01/28)	100	94,114
6.50%, 01/15/34 (Call 10/15/33)(b)	120	121,928
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	65	62,091
4.05%, 07/01/30 (Call 04/01/30)	304	279,899
4.13%, 06/15/26 (Call 03/15/26)	40	38,832
4.13%, 05/15/29 (Call 02/15/29)	30	28,133
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	90	78,905
3.15%, 07/01/29 (Call 04/01/29)	55	49,715
3.35%, 11/01/49 (Call 05/01/49)	30	20,808
4.10%, 10/15/28 (Call 07/15/28)	25	23,958
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	55	46,555
2.25%, 03/15/26 (Call 02/15/26)	60	56,486
2.90%, 12/01/33 (Call 09/01/33)	10	7,802
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	130	118,504
1.35%, 07/15/25 (Call 06/15/25)	40	38,131
2.10%, 04/01/31 (Call 01/01/31)	430	346,017
2.25%, 01/15/31 (Call 10/15/30)	270	221,116
2.50%, 07/15/31 (Call 04/15/31)	225	184,829
2.90%, 03/15/27 (Call 02/15/27)	130	121,550
3.10%, 11/15/29 (Call 08/15/29)	85	75,515
3.25%, 01/15/51 (Call 07/15/50)	333	219,674
3.30%, 07/01/30 (Call 04/01/30)(b)	415	367,142
3.65%, 09/01/27 (Call 06/01/27)	380	360,395
3.70%, 06/15/26 (Call 03/15/26)	585	564,389
3.80%, 02/15/28 (Call 11/15/27)	617	582,349
4.00%, 03/01/27 (Call 12/01/26)	220	211,840
4.00%, 11/15/49 (Call 05/15/49)	215	162,895
4.15%, 07/01/50 (Call 01/01/50)	175	135,780
4.30%, 02/15/29 (Call 11/15/28)	345	328,335
4.45%, 02/15/26 (Call 11/15/25)	884	868,077
4.75%, 05/15/47 (Call 11/15/46)	214	181,247
4.80%, 09/01/28 (Call 08/01/28)	110	107,381
5.00%, 01/11/28 (Call 12/11/27)	85	83,662
5.10%, 05/01/33 (Call 02/01/33)	340	326,470
5.20%, 02/15/49 (Call 08/15/48)(b)	206	186,456
5.60%, 06/01/29 (Call 05/01/29)	200	201,268
5.80%, 03/01/34 (Call 12/01/33)	180	181,223
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	26,289
4.38%, 02/15/29 (Call 11/15/28)	5	4,764
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	654	602,149
3.70%, 08/15/27 (Call 05/15/27)	144	137,094
4.45%, 07/15/28 (Call 04/15/28)	402	388,393
5.55%, 01/15/28 (Call 12/15/27)	210	211,113
DOC DR LLC, 3.95%, 01/15/28 (Call 10/15/27)	15	14,309
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	875	725,578
2.50%, 05/15/31 (Call 02/15/31)	165	136,920
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 11/18/26 (Call 09/18/26)	$440	$413,813
2.95%, 09/15/51 (Call 03/15/51)	160	98,462
3.00%, 07/15/50 (Call 01/15/50)	407	256,735
3.20%, 11/18/29 (Call 08/18/29)	703	629,688
3.40%, 02/15/52 (Call 08/15/51)	95	64,405
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	129	111,663
2.85%, 11/01/26 (Call 08/01/26)	22	20,797
3.00%, 07/01/29 (Call 04/01/29)	62	56,019
3.25%, 08/01/27 (Call 05/01/27)	25	23,561
3.50%, 03/01/28 (Call 12/01/27)	44	41,530
4.00%, 08/01/47 (Call 02/01/47)	10	7,675
4.15%, 12/01/28 (Call 09/01/28)	10	9,620
4.50%, 07/01/44 (Call 01/01/44)	60	50,457
4.50%, 06/01/45 (Call 12/01/44)	36	30,150
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	26,394
4.00%, 03/01/29 (Call 12/01/28)	60	56,332
4.50%, 03/15/48 (Call 09/15/47)	30	24,737
Federal Realty OP LP
3.20%, 06/15/29 (Call 03/15/29)	124	111,807
3.25%, 07/15/27 (Call 04/15/27)	575	539,737
3.50%, 06/01/30 (Call 03/01/30)	800	721,024
4.50%, 12/01/44 (Call 06/01/44)	85	69,343
5.38%, 05/01/28 (Call 04/01/28)	880	877,290
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	10	8,305
4.00%, 01/15/30 (Call 10/15/29)	29	26,291
5.30%, 01/15/29 (Call 10/15/28)	72	70,542
Healthcare Realty Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	13,030
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	379	334,515
3.25%, 07/15/26 (Call 05/15/26)	320	305,560
3.50%, 07/15/29 (Call 04/15/29)	371	340,629
4.00%, 06/01/25 (Call 03/01/25)	77	75,660
5.25%, 12/15/32 (Call 09/15/32)	110	107,688
6.75%, 02/01/41 (Call 08/01/40)(b)	155	169,276
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	165	138,856
4.20%, 04/15/29 (Call 01/15/29)	40	36,547
7.65%, 02/01/34 (Call 11/01/33)	50	53,662
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	155	151,768
Series H, 3.38%, 12/15/29 (Call 09/15/29)	190	168,788
Series I, 3.50%, 09/15/30 (Call 06/15/30)	375	330,768
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	45,645
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	270	201,114
3.05%, 02/15/30 (Call 11/15/29)	340	285,819
4.25%, 08/15/29 (Call 05/15/29)	245	220,966
4.75%, 12/15/28 (Call 09/15/28)	230	217,084
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	75	70,824
3.70%, 10/01/49 (Call 04/01/49)	52	37,023
3.80%, 04/01/27 (Call 01/01/27)	25	24,020
4.13%, 12/01/46 (Call 06/01/46)	122	92,321
4.25%, 04/01/45 (Call 10/01/44)	80	63,475
4.45%, 09/01/47 (Call 03/01/47)	100	78,906
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,560

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$22	$20,954
4.20%, 06/15/28 (Call 03/15/28)	2	1,932
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	15	12,747
3.10%, 04/15/50 (Call 10/15/49)	25	15,774
4.30%, 10/15/28 (Call 07/15/28)	45	43,232
4.80%, 10/15/48 (Call 04/15/48)	30	25,324
5.60%, 10/15/33 (Call 07/15/33)	50	49,739
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	265	212,291
3.38%, 02/01/31 (Call 11/01/30)	95	80,749
3.63%, 10/01/29 (Call 07/01/29)	152	135,206
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	160	126,408
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	105	56,140
2.25%, 04/15/30 (Call 01/15/30)	254	216,623
2.25%, 01/15/32 (Call 10/15/31)	30	24,352
2.88%, 11/15/29 (Call 08/15/29)	30	26,862
3.00%, 04/15/50 (Call 10/15/49)	111	72,166
3.05%, 03/01/50 (Call 09/01/49)	66	43,145
3.25%, 06/30/26 (Call 03/30/26)	27	25,944
3.25%, 10/01/26 (Call 07/01/26)	32	30,582
3.38%, 12/15/27 (Call 09/15/27)	10	9,469
3.88%, 09/15/28 (Call 06/15/28)	415	395,979
4.00%, 09/15/28 (Call 06/15/28)	20	19,195
4.38%, 02/01/29 (Call 11/01/28)(b)	70	68,057
4.38%, 09/15/48 (Call 03/15/48)	130	108,253
4.63%, 01/15/33 (Call 10/15/32)	225	214,455
4.75%, 06/15/33 (Call 03/15/33)	260	249,417
4.88%, 06/15/28 (Call 05/15/28)	85	84,341
5.13%, 01/15/34 (Call 10/15/33)	100	98,365
5.25%, 06/15/53 (Call 12/15/52)	50	47,147
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	40	29,911
3.25%, 06/15/29 (Call 03/15/29)	30	27,473
3.40%, 01/15/30 (Call 10/15/29)	60	54,302
3.65%, 01/15/28 (Call 10/15/27)	102	96,726
4.65%, 03/15/47 (Call 09/15/46)	93	80,323
4.90%, 07/15/33 (Call 04/15/33)	140	133,461
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	150	133,864
3.60%, 02/01/27 (Call 11/01/26)	80	76,727
4.13%, 03/15/28 (Call 12/15/27)	62	59,466
4.40%, 02/01/47 (Call 08/01/46)	70	56,935
4.65%, 03/15/49 (Call 09/15/48)	70	58,270
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	110	90,552
3.90%, 10/15/29 (Call 07/15/29)	130	116,188
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	210	183,040
3.25%, 09/13/49 (Call 03/13/49)	235	157,862
3.38%, 06/15/27 (Call 03/15/27)	35	33,298
3.38%, 12/01/27 (Call 09/01/27)	175	165,315
3.80%, 07/15/50 (Call 01/15/50)	144	106,156
4.25%, 10/01/44 (Call 04/01/44)	50	40,571
4.25%, 11/30/46 (Call 05/30/46)	32	26,003
5.50%, 03/08/33 (Call 12/08/32)	170	170,292
6.75%, 02/01/40 (Call 11/01/39)	44	47,973
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	135,634
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Store Capital LLC, 4.63%, 03/15/29 (Call 12/15/28)	$59	$55,608
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	100	85,586
3.20%, 01/15/30 (Call 10/15/29)	45	40,293
3.50%, 01/15/28 (Call 10/15/27)	30	28,140
4.40%, 01/26/29 (Call 10/26/28)	45	43,140
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	80	70,055
3.25%, 10/15/26 (Call 07/15/26)	65	61,431
3.85%, 04/01/27 (Call 01/01/27)	110	105,436
4.00%, 03/01/28 (Call 12/01/27)	45	42,784
4.13%, 01/15/26 (Call 10/15/25)	160	156,221
4.38%, 02/01/45 (Call 08/01/44)	76	60,319
4.40%, 01/15/29 (Call 10/15/28)	257	245,883
4.75%, 11/15/30 (Call 08/15/30)	65	61,987
4.88%, 04/15/49 (Call 10/15/48)	139	118,097
5.70%, 09/30/43 (Call 03/30/43)	128	122,040
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	20	19,184
5.13%, 05/15/32 (Call 02/15/32)	215	203,732
5.63%, 05/15/52 (Call 11/15/51)	205	183,870
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	240	225,283
2.75%, 01/15/31 (Call 10/15/30)	185	158,236
2.75%, 01/15/32 (Call 10/15/31)	620	517,619
2.80%, 06/01/31 (Call 03/01/31)	115	97,689
3.10%, 01/15/30 (Call 10/15/29)	240	213,988
3.85%, 06/15/32 (Call 03/15/32)	315	282,824
4.00%, 06/01/25 (Call 03/01/25)	450	443,832
4.13%, 03/15/29 (Call 12/15/28)	205	194,643
4.25%, 04/01/26 (Call 01/01/26)	546	534,311
4.25%, 04/15/28 (Call 01/15/28)	269	258,857
4.95%, 09/01/48 (Call 03/01/48)	158	141,846
6.50%, 03/15/41 (Call 09/15/40)	210	226,259
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	479	447,944
4.00%, 04/15/30 (Call 01/15/30)	522	485,573
4.75%, 05/15/26	35	34,560
6.95%, 10/01/27	210	220,615
7.38%, 03/15/32	270	302,096
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	60	55,633
		38,282,403
Retail — 0.6%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	197	184,759
3.85%, 03/01/32 (Call 12/01/31)	45	39,626
4.75%, 06/01/30 (Call 03/01/30)	296	282,012
AutoZone Inc., 4.75%, 02/01/33 (Call 11/01/32)	5	4,760
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,930	1,589,199
4.45%, 10/01/28 (Call 07/01/28)	1,651	1,601,878
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	98	78,487
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	144	109,096
5.20%, 07/05/28 (Call 06/05/28)	65	64,676
5.45%, 07/05/33 (Call 04/05/33)	80	79,210
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	65	42,130
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	235	220,346

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/27 (Call 02/15/27)	$382	$357,348
2.70%, 04/15/30 (Call 01/15/30)	338	298,271
2.80%, 09/14/27 (Call 06/14/27)	140	130,916
2.95%, 06/15/29 (Call 03/15/29)	1,335	1,216,455
3.00%, 04/01/26 (Call 01/01/26)	35	33,734
3.13%, 12/15/49 (Call 06/15/49)	210	141,819
3.25%, 04/15/32 (Call 01/15/32)	165	145,325
3.30%, 04/15/40 (Call 10/15/39)	121	93,886
3.35%, 09/15/25 (Call 06/15/25)	570	556,901
3.35%, 04/15/50 (Call 10/15/49)	167	117,498
3.50%, 09/15/56 (Call 03/15/56)	195	136,999
3.63%, 04/15/52 (Call 10/15/51)	220	161,357
3.90%, 12/06/28 (Call 09/06/28)	675	649,228
3.90%, 06/15/47 (Call 12/15/46)	255	200,344
4.00%, 09/15/25 (Call 08/15/25)	65	64,000
4.20%, 04/01/43 (Call 10/01/42)	175	147,978
4.25%, 04/01/46 (Call 10/01/45)	289	242,071
4.40%, 03/15/45 (Call 09/15/44)	215	184,823
4.50%, 09/15/32 (Call 06/15/32)	330	319,250
4.50%, 12/06/48 (Call 06/06/48)	305	261,905
4.88%, 02/15/44 (Call 08/15/43)	175	161,057
4.90%, 04/15/29 (Call 03/15/29)	125	124,745
4.95%, 09/30/26 (Call 08/30/26)	125	124,753
4.95%, 09/15/52 (Call 03/15/52)	40	36,691
5.40%, 09/15/40 (Call 03/15/40)	155	154,828
5.88%, 12/16/36	630	663,104
5.95%, 04/01/41 (Call 10/01/40)	326	343,916
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	25	20,252
2.50%, 04/15/26 (Call 01/15/26)	374	355,830
2.63%, 04/01/31 (Call 01/01/31)	245	208,230
3.00%, 10/15/50 (Call 04/15/50)	153	95,470
3.10%, 05/03/27 (Call 02/03/27)	185	175,315
3.38%, 09/15/25 (Call 06/15/25)	490	477,688
3.65%, 04/05/29 (Call 01/05/29)	390	365,501
3.70%, 04/15/46 (Call 10/15/45)	300	221,292
3.75%, 04/01/32 (Call 01/01/32)	145	131,091
4.05%, 05/03/47 (Call 11/03/46)	280	216,716
4.25%, 04/01/52 (Call 10/01/51)	170	133,437
4.38%, 09/15/45 (Call 03/15/45)	204	167,933
4.40%, 09/08/25	60	59,252
4.45%, 04/01/62 (Call 10/01/61)	350	271,091
4.50%, 04/15/30 (Call 01/15/30)	370	357,955
4.55%, 04/05/49 (Call 10/05/48)	235	194,690
4.65%, 04/15/42 (Call 10/15/41)	105	92,042
4.80%, 04/01/26 (Call 03/01/26)	130	128,894
5.00%, 04/15/33 (Call 01/15/33)	270	264,750
5.00%, 04/15/40 (Call 10/15/39)	129	119,657
5.13%, 04/15/50 (Call 10/15/49)	141	126,988
5.15%, 07/01/33 (Call 04/01/33)(b)	175	173,439
5.50%, 10/15/35	73	74,192
5.63%, 04/15/53 (Call 10/15/52)	90	87,034
5.80%, 09/15/62 (Call 03/15/62)	170	165,008
5.85%, 04/01/63 (Call 10/01/62)	90	88,017
6.50%, 03/15/29	190	202,302
McDonald’s Corp.
3.63%, 05/01/43	98	75,235
3.63%, 09/01/49 (Call 03/01/49)	87	63,258
3.70%, 02/15/42	70	54,957
3.80%, 04/01/28 (Call 01/01/28)	65	62,201
4.20%, 04/01/50 (Call 10/01/49)	167	133,675
Security	Par (000)	Value

Retail (continued)
4.45%, 03/01/47 (Call 09/01/46)	$367	$308,561
4.45%, 09/01/48 (Call 03/01/48)	176	148,082
4.60%, 05/26/45 (Call 11/26/44)	105	91,215
4.70%, 12/09/35 (Call 06/09/35)	134	126,339
4.88%, 07/15/40	85	78,739
4.88%, 12/09/45 (Call 06/09/45)	215	193,699
4.95%, 08/14/33 (Call 05/14/33)	45	44,098
5.45%, 08/14/53 (Call 02/14/53)	75	72,651
5.70%, 02/01/39	141	143,651
6.30%, 10/15/37	62	66,208
6.30%, 03/01/38	35	37,433
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	87,161
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	205	188,473
3.35%, 03/12/50 (Call 09/12/49)	190	129,194
3.50%, 03/01/28 (Call 12/01/27)	171	161,770
3.50%, 11/15/50 (Call 05/15/50)	315	221,463
3.75%, 12/01/47 (Call 06/01/47)	218	162,447
4.00%, 11/15/28 (Call 08/15/28)	127	121,745
4.30%, 06/15/45 (Call 12/15/44)	82	67,812
4.45%, 08/15/49 (Call 02/15/49)	216	177,973
4.50%, 11/15/48 (Call 05/15/48)	245	203,936
4.75%, 02/15/26 (Call 01/15/26)	50	49,576
4.80%, 02/15/33 (Call 11/15/32)(b)	100	97,037
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	226	196,919
2.65%, 09/15/30 (Call 06/15/30)	210	184,681
2.95%, 01/15/52 (Call 07/15/51)	105	67,710
3.38%, 04/15/29 (Call 01/15/29)	520	486,823
3.63%, 04/15/46	226	172,637
3.90%, 11/15/47 (Call 05/15/47)	175	138,563
4.00%, 07/01/42	186	157,054
4.40%, 01/15/33 (Call 10/15/32)	185	177,732
4.80%, 01/15/53 (Call 07/15/52)	180	163,590
6.50%, 10/15/37	185	204,780
7.00%, 01/15/38	185	215,524
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	157	148,057
4.50%, 04/15/50 (Call 10/15/49)	71	62,420
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	349	281,022
5.25%, 05/15/33 (Call 02/15/33)	340	336,489
		22,702,037
Semiconductors — 0.9%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	25	24,231
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	615	513,700
2.75%, 06/01/50 (Call 12/01/49)	135	88,031
3.30%, 04/01/27 (Call 01/01/27)	1,056	1,012,709
3.90%, 10/01/25 (Call 07/01/25)	172	169,204
4.35%, 04/01/47 (Call 10/01/46)	266	232,484
5.10%, 10/01/35 (Call 04/01/35)	540	544,135
5.85%, 06/15/41	210	221,505
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	300	238,197
3.19%, 11/15/36 (Call 08/15/36)(e)	114	89,376
3.42%, 04/15/33 (Call 01/15/33)(e)	544	464,772
3.47%, 04/15/34 (Call 01/15/34)(e)	674	568,436
3.50%, 02/15/41 (Call 08/15/40)(e)	268	204,051

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 02/15/51 (Call 08/15/50)(e)	$654	$481,042
4.15%, 04/15/32 (Call 01/15/32)(e)	170	155,398
4.93%, 05/15/37 (Call 02/15/37)(e)	432	401,983
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,140	992,249
2.00%, 08/12/31 (Call 05/12/31)	10	8,081
2.45%, 11/15/29 (Call 08/15/29)	640	558,762
2.60%, 05/19/26 (Call 02/19/26)	471	448,393
3.05%, 08/12/51 (Call 02/12/51)	80	50,435
3.10%, 02/15/60 (Call 08/15/59)	202	121,662
3.15%, 05/11/27 (Call 02/11/27)	345	327,207
3.20%, 08/12/61 (Call 02/12/61)	110	67,209
3.25%, 11/15/49 (Call 05/15/49)	305	202,780
3.70%, 07/29/25 (Call 04/29/25)	1,804	1,769,910
3.73%, 12/08/47 (Call 06/08/47)	489	360,884
3.75%, 03/25/27 (Call 01/25/27)	553	533,561
3.90%, 03/25/30 (Call 12/25/29)	267	249,414
4.00%, 12/15/32	246	224,671
4.10%, 05/19/46 (Call 11/19/45)	144	115,735
4.10%, 05/11/47 (Call 11/11/46)	255	203,378
4.15%, 08/05/32 (Call 05/05/32)	205	190,263
4.25%, 12/15/42(b)	185	153,575
4.60%, 03/25/40 (Call 09/25/39)	200	180,362
4.75%, 03/25/50 (Call 09/25/49)	283	242,760
4.80%, 10/01/41	190	172,237
4.88%, 02/10/26	310	308,084
4.88%, 02/10/28 (Call 01/10/28)	325	322,708
4.90%, 07/29/45 (Call 01/29/45)	127	116,587
4.90%, 08/05/52 (Call 02/05/52)	130	114,351
4.95%, 03/25/60 (Call 09/25/59)	165	143,931
5.00%, 02/21/31 (Call 12/21/30)	105	103,668
5.05%, 08/05/62 (Call 02/05/62)	80	70,506
5.13%, 02/10/30 (Call 12/10/29)	315	314,544
5.15%, 02/21/34 (Call 11/21/33)	135	132,221
5.20%, 02/10/33 (Call 11/10/32)(b)	555	550,207
5.60%, 02/21/54 (Call 08/21/53)	70	67,572
5.63%, 02/10/43 (Call 08/10/42)	105	104,368
5.70%, 02/10/53 (Call 08/10/52)	250	244,573
5.90%, 02/10/63 (Call 08/10/62)	230	228,738
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	14,024
5.00%, 03/15/49 (Call 09/15/48)	45	41,811
5.25%, 07/15/62 (Call 01/15/62)	70	66,687
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	675	565,597
2.88%, 06/15/50 (Call 12/15/49)	216	141,067
3.13%, 06/15/60 (Call 12/15/59)	175	110,997
3.75%, 03/15/26 (Call 01/15/26)	1,144	1,115,234
4.00%, 03/15/29 (Call 12/15/28)	361	345,716
4.88%, 03/15/49 (Call 09/15/48)	210	192,291
Marvell Technology Inc., 5.95%, 09/15/33 (Call 06/15/33)	5	5,121
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	85	70,087
3.48%, 11/01/51 (Call 05/01/51)	210	144,538
4.19%, 02/15/27 (Call 12/15/26)	95	92,212
4.98%, 02/06/26 (Call 12/06/25)	10	9,916
5.33%, 02/06/29 (Call 11/06/28)	5	5,007
5.88%, 02/09/33 (Call 11/09/32)	130	132,972
5.88%, 09/15/33 (Call 06/15/33)	45	46,043
Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	$870	$725,972
2.85%, 04/01/30 (Call 01/01/30)	810	730,213
3.20%, 09/16/26 (Call 06/16/26)	2,015	1,945,296
3.50%, 04/01/40 (Call 10/01/39)	290	239,593
3.50%, 04/01/50 (Call 10/01/49)	307	234,689
3.70%, 04/01/60 (Call 10/01/59)	210	158,009
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	720	717,776
5.55%, 12/01/28 (Call 09/01/28)	500	503,991
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	445	371,296
2.65%, 02/15/32 (Call 11/15/31)	490	404,903
3.13%, 02/15/42 (Call 08/15/41)	30	21,142
3.15%, 05/01/27 (Call 03/01/27)	140	131,992
3.25%, 05/11/41 (Call 11/11/40)	180	131,290
3.25%, 11/30/51 (Call 05/30/51)	214	140,797
3.40%, 05/01/30 (Call 02/01/30)	220	198,305
3.88%, 06/18/26 (Call 04/18/26)	170	164,980
4.30%, 06/18/29 (Call 03/18/29)	665	635,765
4.40%, 06/01/27 (Call 05/01/27)	610	594,846
5.00%, 01/15/33 (Call 10/15/32)	340	330,154
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	275	257,403
Qualcomm Inc.
4.30%, 05/20/47 (Call 11/20/46)	275	235,200
4.50%, 05/20/52 (Call 11/20/51)	85	73,172
4.65%, 05/20/35 (Call 11/20/34)	65	62,943
6.00%, 05/20/53 (Call 11/20/52)	10	10,759
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	10	8,358
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	490	449,469
1.75%, 05/04/30 (Call 02/04/30)	490	410,229
1.90%, 09/15/31 (Call 06/15/31)	230	189,137
2.25%, 09/04/29 (Call 06/04/29)	579	509,017
2.70%, 09/15/51 (Call 03/15/51)	220	136,922
2.90%, 11/03/27 (Call 08/03/27)	670	628,822
3.65%, 08/16/32 (Call 05/16/32)	510	463,542
3.88%, 03/15/39 (Call 09/15/38)	263	229,386
4.10%, 08/16/52 (Call 02/16/52)	50	40,872
4.15%, 05/15/48 (Call 11/15/47)	300	248,108
4.60%, 02/08/27 (Call 01/08/27)	75	74,504
4.60%, 02/15/28 (Call 01/15/28)	35	34,672
4.60%, 02/08/29 (Call 01/08/29)	170	168,255
4.85%, 02/08/34 (Call 11/08/33)	80	78,710
4.90%, 03/14/33 (Call 12/14/32)	465	461,378
5.00%, 03/14/53 (Call 09/14/52)	60	56,008
5.05%, 05/18/63 (Call 11/18/62)	115	107,141
5.15%, 02/08/54 (Call 08/08/53)	75	71,523
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	165	152,032
2.50%, 10/25/31 (Call 07/25/31)	1,305	1,101,509
3.25%, 10/25/51 (Call 04/25/51)	215	157,635
4.25%, 04/22/32 (Call 01/22/32)	360	345,382
4.50%, 04/22/52 (Call 10/22/51)	235	218,963
		33,866,220
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	75	65,504
3.48%, 12/01/27 (Call 09/01/27)	505	472,706

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding (continued)
4.20%, 05/01/30 (Call 02/01/30)	$299	$279,271
		817,481
Software — 1.0%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	864	804,049
2.30%, 02/01/30 (Call 11/01/29)	2,700	2,346,757
4.80%, 04/04/29 (Call 03/04/29)	125	124,747
4.85%, 04/04/27 (Call 03/04/27)	85	84,863
4.95%, 04/04/34 (Call 01/04/34)	125	123,640
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	780	639,179
2.85%, 01/15/30 (Call 10/15/29)	490	432,167
3.50%, 06/15/27 (Call 03/15/27)	833	794,846
4.38%, 06/15/25 (Call 03/15/25)	540	533,838
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10	8,365
3.40%, 06/27/26 (Call 03/27/26)	1,550	1,491,489
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)(b)	30	29,375
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	765	490,393
4.80%, 03/01/26 (Call 12/01/25)	524	519,688
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	182	149,439
5.10%, 07/15/32 (Call 04/15/32)	250	246,426
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	10	9,225
4.40%, 07/01/49 (Call 01/01/49)	233	189,752
5.38%, 08/21/28 (Call 07/21/28)	50	50,096
5.63%, 08/21/33 (Call 05/21/33)	125	125,629
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)	75	67,162
5.20%, 09/15/33 (Call 06/15/33)	600	598,958
5.50%, 09/15/53 (Call 03/15/53)	5	4,986
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,709	3,515,128
2.53%, 06/01/50 (Call 12/01/49)	615	385,958
2.92%, 03/17/52 (Call 09/17/51)	720	484,991
3.13%, 11/03/25 (Call 08/03/25)	3,767	3,666,979
3.30%, 02/06/27 (Call 11/06/26)	2,809	2,703,267
3.40%, 06/15/27 (Call 03/15/27)(e)	5	4,788
3.45%, 08/08/36 (Call 02/08/36)	620	537,036
3.50%, 02/12/35 (Call 08/12/34)	750	673,491
3.50%, 11/15/42	50	41,010
3.70%, 08/08/46 (Call 02/08/46)	235	191,535
3.75%, 02/12/45 (Call 08/12/44)	10	8,395
3.95%, 08/08/56 (Call 02/08/56)	25	20,287
4.00%, 02/12/55 (Call 08/12/54)	105	87,539
4.10%, 02/06/37 (Call 08/06/36)	270	250,673
4.20%, 11/03/35 (Call 05/03/35)	165	157,022
4.25%, 02/06/47 (Call 08/06/46)	70	63,200
4.45%, 11/03/45 (Call 05/03/45)	180	167,076
4.50%, 06/15/47 (Call 12/15/46)(e)	64	58,707
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	272	209,508
3.60%, 04/01/50 (Call 10/01/49)	652	453,798
3.80%, 11/15/37 (Call 05/15/37)	387	317,866
3.85%, 07/15/36 (Call 01/15/36)	109	91,604
3.85%, 04/01/60 (Call 10/01/59)	533	365,412
3.90%, 05/15/35 (Call 11/15/34)	327	283,035
3.95%, 03/25/51 (Call 09/25/50)	451	332,025
Security	Par (000)	Value

Software (continued)
4.00%, 07/15/46 (Call 01/15/46)	$392	$299,697
4.00%, 11/15/47 (Call 05/15/47)	409	310,261
4.10%, 03/25/61 (Call 09/25/60)	309	221,840
4.13%, 05/15/45 (Call 11/15/44)	307	240,994
4.30%, 07/08/34 (Call 01/08/34)	395	357,844
4.38%, 05/15/55 (Call 11/15/54)	291	225,659
4.50%, 05/06/28 (Call 04/06/28)	25	24,453
4.50%, 07/08/44 (Call 01/08/44)	215	179,313
4.65%, 05/06/30 (Call 03/06/30)	25	24,328
4.90%, 02/06/33 (Call 11/06/32)	145	140,103
5.38%, 07/15/40	307	291,698
5.55%, 02/06/53 (Call 08/06/52)	275	259,572
6.13%, 07/08/39	219	225,825
6.25%, 11/09/32 (Call 08/09/32)	245	258,301
6.50%, 04/15/38	221	235,810
6.90%, 11/09/52 (Call 05/09/52)	495	553,115
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	130	116,035
Salesforce Inc.
2.90%, 07/15/51 (Call 01/15/51)	425	272,235
3.70%, 04/11/28 (Call 01/11/28)	4,660	4,473,215
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	210	168,987
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	970	926,850
4.65%, 05/15/27 (Call 03/15/27)	455	446,199
4.70%, 05/15/30 (Call 02/15/30)	718	689,722
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	340	324,923
3.70%, 04/01/29 (Call 02/01/29)	440	411,791
3.80%, 04/01/32 (Call 01/01/32)	700	627,924
		37,242,093
Telecommunications — 0.9%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	135	113,611
6.13%, 11/15/37	57	60,283
6.13%, 03/30/40	327	338,928
6.38%, 03/01/35	160	170,958
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	130	86,414
3.50%, 06/01/41 (Call 12/01/40)	305	232,818
3.50%, 09/15/53 (Call 03/15/53)	884	597,529
3.50%, 02/01/61 (Call 08/01/60)	185	121,729
3.55%, 09/15/55 (Call 03/15/55)	1,121	753,053
3.65%, 06/01/51 (Call 12/01/50)	494	348,031
3.65%, 09/15/59 (Call 03/15/59)	723	481,908
3.80%, 12/01/57 (Call 06/01/57)	700	487,065
3.85%, 06/01/60 (Call 12/01/59)	285	198,660
4.30%, 02/15/30 (Call 11/15/29)	60	57,173
4.30%, 12/15/42 (Call 06/15/42)	70	58,376
4.35%, 06/15/45 (Call 12/15/44)	115	95,619
4.50%, 05/15/35 (Call 11/15/34)	549	502,093
4.50%, 03/09/48 (Call 09/09/47)	337	278,156
4.55%, 03/09/49 (Call 09/09/48)	286	236,618
4.65%, 06/01/44 (Call 12/01/43)	85	72,430
4.75%, 05/15/46 (Call 11/15/45)	280	243,942
4.85%, 03/01/39 (Call 09/01/38)	170	155,054
4.85%, 07/15/45 (Call 01/15/45)	55	48,643
4.90%, 08/15/37 (Call 02/14/37)	168	155,560
5.15%, 03/15/42	172	158,825
5.15%, 11/15/46 (Call 05/15/46)	5	4,605
5.15%, 02/15/50 (Call 08/14/49)	311	277,687

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$282	$272,773
5.35%, 09/01/40	14	13,372
5.40%, 02/15/34 (Call 11/15/33)	290	287,679
5.45%, 03/01/47 (Call 09/01/46)	105	100,998
5.55%, 08/15/41	40	39,074
5.65%, 02/15/47 (Call 08/15/46)	50	50,042
5.70%, 03/01/57 (Call 09/01/56)	76	73,588
6.00%, 08/15/40 (Call 05/15/40)	150	152,813
6.30%, 01/15/38	30	31,537
6.38%, 03/01/41	175	184,516
6.55%, 02/15/39	73	77,689
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52 (Call 02/15/52)	40	28,726
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	670	665,098
9.63%, 12/15/30	1,227	1,491,198
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	782	741,158
2.95%, 02/28/26	535	515,713
3.50%, 06/15/25	235	231,010
4.80%, 02/26/27 (Call 01/26/27)	100	99,713
4.85%, 02/26/29 (Call 01/26/29)	100	99,698
4.90%, 02/26/26	65	64,828
4.95%, 02/26/31 (Call 12/26/30)	75	74,574
5.05%, 02/26/34 (Call 11/26/33)	130	129,146
5.30%, 02/26/54 (Call 08/26/53)	135	132,392
5.35%, 02/26/64 (Call 08/26/63)	135	131,175
5.50%, 01/15/40	415	421,250
5.90%, 02/15/39	507	537,746
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	27	20,358
4.38%, 11/15/57 (Call 05/15/57)	116	90,317
5.35%, 11/15/48 (Call 05/15/48)	89	83,084
5.75%, 08/15/40	78	76,901
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	253	295,091
Juniper Networks Inc., 5.95%, 03/15/41	144	144,227
Koninklijke KPN NV, 8.38%, 10/01/30	1,520	1,744,390
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	105	87,421
4.60%, 02/23/28 (Call 11/23/27)	188	184,224
4.60%, 05/23/29 (Call 02/23/29)	292	283,628
5.50%, 09/01/44	60	58,057
5.60%, 06/01/32 (Call 03/01/32)	170	170,956
Nokia OYJ, 4.38%, 06/12/27	1,355	1,317,908
Orange SA
5.38%, 01/13/42	80	77,072
5.50%, 02/06/44 (Call 08/06/43)	125	122,135
9.00%, 03/01/31	965	1,154,528
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	114	107,248
3.20%, 03/15/27 (Call 02/15/27)	40	37,836
3.63%, 12/15/25 (Call 09/15/25)	55	53,359
3.70%, 11/15/49 (Call 05/15/49)	175	123,649
3.80%, 03/15/32 (Call 12/15/31)	45	39,930
4.30%, 02/15/48 (Call 08/15/47)	210	165,545
4.35%, 05/01/49 (Call 11/01/48)	265	210,003
4.50%, 03/15/42 (Call 09/15/41)	45	37,975
4.50%, 03/15/43 (Call 09/15/42)	87	73,000
4.55%, 03/15/52 (Call 09/15/51)	80	65,120
5.00%, 03/15/44 (Call 09/15/43)	210	187,929
Security	Par (000)	Value

Telecommunications (continued)
5.45%, 10/01/43 (Call 04/01/43)	$105	$99,020
7.50%, 08/15/38	87	99,835
Sprint Capital Corp., 8.75%, 03/15/32	20	23,937
Telefonica Emisiones SA
4.10%, 03/08/27	45	43,634
4.67%, 03/06/38	195	171,723
5.21%, 03/08/47	250	222,745
7.05%, 06/20/36	403	437,588
Telefonica Europe BV, 8.25%, 09/15/30	295	333,406
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	490	458,280
3.70%, 09/15/27 (Call 06/15/27)	595	566,196
4.30%, 06/15/49 (Call 12/15/48)	211	166,290
4.60%, 11/16/48 (Call 05/16/48)	251	209,485
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	140	100,375
3.30%, 02/15/51 (Call 08/15/50)	295	198,542
3.40%, 10/15/52 (Call 04/15/52)	350	238,052
3.60%, 11/15/60 (Call 05/15/60)	430	288,765
3.88%, 04/15/30 (Call 01/15/30)	40	37,177
4.38%, 04/15/40 (Call 10/15/39)	249	216,596
4.50%, 04/15/50 (Call 10/15/49)	575	478,776
5.65%, 01/15/53 (Call 07/15/52)	340	334,677
5.75%, 01/15/54 (Call 07/15/53)	300	298,196
5.80%, 09/15/62 (Call 03/15/62)	220	219,046
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	15	12,175
2.55%, 03/21/31 (Call 12/21/30)	81	68,287
2.88%, 11/20/50 (Call 05/20/50)	470	295,813
2.99%, 10/30/56 (Call 04/30/56)	701	427,017
3.00%, 11/20/60 (Call 05/20/60)(b)	671	401,097
3.55%, 03/22/51 (Call 09/22/50)	595	425,631
3.70%, 03/22/61 (Call 09/22/60)	667	469,040
3.85%, 11/01/42 (Call 05/01/42)	346	276,186
4.13%, 08/15/46	439	355,794
4.40%, 11/01/34 (Call 05/01/34)	646	595,634
4.50%, 08/10/33	489	458,557
4.52%, 09/15/48	205	175,245
4.67%, 03/15/55	610	526,127
4.75%, 11/01/41	299	273,991
4.81%, 03/15/39	332	306,717
4.86%, 08/21/46	643	586,198
5.01%, 04/15/49	125	118,722
5.01%, 08/21/54	405	367,696
5.05%, 05/09/33 (Call 02/09/33)	110	108,157
5.25%, 03/16/37	430	422,336
5.50%, 03/16/47	82	82,182
5.85%, 09/15/35	105	108,561
6.55%, 09/15/43	80	88,289
7.75%, 12/01/30	155	175,848
Vodafone Group PLC
4.25%, 09/17/50	250	195,778
4.38%, 05/30/28	65	63,447
4.38%, 02/19/43	247	209,110
4.88%, 06/19/49	470	408,761
5.00%, 05/30/38	175	167,450
5.75%, 02/10/63 (Call 08/10/62)	85	82,708
6.15%, 02/27/37	495	516,607
6.25%, 11/30/32	90	95,107
7.88%, 02/15/30	285	321,620
		34,423,394

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	$249	$233,678
3.55%, 11/19/26 (Call 09/19/26)	749	713,010
3.90%, 11/19/29 (Call 08/19/29)	716	655,783
6.05%, 05/14/34 (Call 02/14/34)	75	74,736
6.35%, 03/15/40	65	66,357
		1,743,564
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	15	9,418
3.05%, 02/15/51 (Call 08/15/50)	142	93,464
3.30%, 09/15/51 (Call 03/15/51)	15	10,365
3.55%, 02/15/50 (Call 08/15/49)	53	38,610
3.90%, 08/01/46 (Call 02/01/46)	82	64,855
4.05%, 06/15/48 (Call 12/15/47)	162	130,146
4.13%, 06/15/47 (Call 12/15/46)	82	66,910
4.15%, 04/01/45 (Call 10/01/44)	92	76,201
4.15%, 12/15/48 (Call 06/15/48)	143	116,251
4.55%, 09/01/44 (Call 03/01/44)	40	35,150
4.70%, 09/01/45 (Call 03/01/45)	30	26,752
4.90%, 04/01/44 (Call 10/01/43)	105	96,807
5.15%, 09/01/43 (Call 03/01/43)	92	87,904
5.20%, 04/15/54 (Call 10/15/53)	195	185,261
5.40%, 06/01/41 (Call 12/01/40)	75	74,270
5.75%, 05/01/40 (Call 11/01/39)	55	56,395
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	585	348,740
3.20%, 08/02/46 (Call 02/02/46)	169	121,260
3.65%, 02/03/48 (Call 08/03/47)	117	90,319
3.85%, 08/05/32 (Call 05/05/32)	50	45,707
4.40%, 08/05/52 (Call 02/05/52)	105	89,855
4.45%, 01/20/49 (Call 07/20/48)	145	126,292
5.85%, 11/01/33 (Call 08/01/33)	40	42,041
6.20%, 06/01/36	150	161,599
6.25%, 08/01/34	40	43,341
6.38%, 11/15/37	51	55,559
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	63,244
3.10%, 12/02/51 (Call 06/02/51)	360	238,302
3.50%, 05/01/50 (Call 11/01/49)	100	71,953
4.20%, 11/15/69 (Call 05/15/69)	210	159,458
4.30%, 05/15/43 (Call 11/15/42)	157	132,500
4.80%, 09/15/35 (Call 03/15/35)	70	66,440
4.80%, 08/01/45 (Call 02/01/45)	110	98,511
5.95%, 05/15/37	85	87,322
6.13%, 09/15/2115 (Call 03/15/15)	400	404,978
7.13%, 10/15/31	110	122,377
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,750	1,688,547
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	103,249
2.50%, 05/15/51 (Call 11/15/50)	40	23,510
3.35%, 09/15/49 (Call 03/15/49)	180	126,089
3.80%, 11/01/46 (Call 05/01/46)	189	146,694
3.80%, 04/15/50 (Call 10/15/49)	95	72,179
3.95%, 05/01/50 (Call 11/01/49)	138	107,961
4.10%, 11/15/32 (Call 08/15/32)	50	46,451
4.10%, 03/15/44 (Call 09/15/43)	69	56,947
4.25%, 11/01/66 (Call 05/01/66)	60	46,501
4.30%, 03/01/48 (Call 09/01/47)	220	183,707
4.40%, 03/01/43 (Call 09/01/42)	78	67,955
Security	Par (000)	Value

Transportation (continued)
4.50%, 03/15/49 (Call 09/15/48)	$133	$113,975
4.50%, 11/15/52 (Call 05/15/52)	25	21,333
4.50%, 08/01/54 (Call 02/01/54)	160	135,327
4.65%, 03/01/68 (Call 09/01/67)	88	73,640
4.75%, 05/30/42 (Call 11/30/41)	225	204,116
4.75%, 11/15/48 (Call 05/15/48)	103	91,825
5.50%, 04/15/41 (Call 10/15/40)	165	163,600
6.00%, 10/01/36	117	123,218
6.15%, 05/01/37	79	84,539
6.22%, 04/30/40	110	117,694
FedEx Corp.
3.88%, 08/01/42	40	31,080
3.90%, 02/01/35	79	69,526
4.05%, 02/15/48 (Call 08/15/47)	210	160,625
4.10%, 04/15/43	58	46,302
4.10%, 02/01/45	170	132,974
4.40%, 01/15/47 (Call 07/15/46)	160	129,067
4.55%, 04/01/46 (Call 10/01/45)	298	246,938
4.75%, 11/15/45 (Call 05/15/45)	243	208,334
4.90%, 01/15/34	77	74,492
4.95%, 10/17/48 (Call 04/17/48)	101	88,407
5.10%, 01/15/44	160	145,204
5.25%, 05/15/50 (Call 11/15/49)	301	276,524
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	115,622
2.90%, 08/25/51 (Call 02/25/51)	311	192,883
3.16%, 05/15/55 (Call 11/15/54)	260	164,117
3.40%, 11/01/49 (Call 05/01/49)	101	70,573
3.94%, 11/01/47 (Call 05/01/47)	200	154,726
3.95%, 10/01/42 (Call 04/01/42)	137	110,268
4.05%, 08/15/52 (Call 02/15/52)	224	172,145
4.10%, 05/15/49 (Call 11/15/48)	85	66,776
4.10%, 05/15/2121 (Call 11/15/20)	10	7,053
4.15%, 02/28/48 (Call 08/28/47)	249	198,693
4.45%, 03/01/33 (Call 12/01/32)	50	47,108
4.45%, 06/15/45 (Call 12/15/44)	121	102,939
4.55%, 06/01/53 (Call 12/01/52)	40	33,536
4.65%, 01/15/46 (Call 07/15/45)	150	130,618
4.84%, 10/01/41	240	219,233
5.05%, 08/01/30 (Call 06/01/30)	175	174,029
5.35%, 08/01/54 (Call 02/01/54)	140	133,155
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	124,376
2.85%, 03/01/27 (Call 02/01/27)	45	42,224
2.90%, 12/01/26 (Call 10/01/26)	40	37,677
4.30%, 06/15/27 (Call 05/15/27)	85	82,499
4.63%, 06/01/25 (Call 05/01/25)	533	527,329
5.25%, 06/01/28 (Call 05/01/28)	1,115	1,116,634
5.30%, 03/15/27 (Call 02/15/27)	75	75,080
5.38%, 03/15/29 (Call 02/15/29)	190	190,551
5.50%, 06/01/29 (Call 05/01/29)	30	30,120
5.65%, 03/01/28 (Call 02/01/28)	125	126,426
6.30%, 12/01/28 (Call 11/01/28)	130	134,964
6.60%, 12/01/33 (Call 09/01/33)	575	612,605
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	75	44,483
3.25%, 02/05/50 (Call 08/05/49)	280	195,009
3.35%, 08/15/46 (Call 02/15/46)	59	42,370
3.38%, 02/01/35 (Call 08/01/34)	60	51,147
3.50%, 02/14/53 (Call 08/14/52)	30	21,524
3.55%, 08/15/39 (Call 02/15/39)	145	117,564

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.55%, 05/20/61 (Call 11/20/60)	$110	$75,226
3.60%, 09/15/37 (Call 03/15/37)	75	62,838
3.75%, 02/05/70 (Call 08/05/69)	147	103,038
3.80%, 10/01/51 (Call 04/01/51)	214	163,562
3.80%, 04/06/71 (Call 10/06/70)	175	123,476
3.84%, 03/20/60 (Call 09/20/59)	342	250,617
3.85%, 02/14/72 (Call 08/14/71)	120	85,847
3.88%, 02/01/55 (Call 08/01/54)	180	136,426
3.95%, 08/15/59 (Call 02/15/59)	105	78,928
4.00%, 04/15/47 (Call 10/15/46)	95	75,807
4.05%, 11/15/45 (Call 05/15/45)	64	51,952
4.05%, 03/01/46 (Call 09/01/45)	197	158,765
4.10%, 09/15/67 (Call 03/15/67)	125	94,188
4.30%, 03/01/49 (Call 09/01/48)	100	82,816
4.50%, 09/10/48 (Call 03/10/48)	320	274,930
4.95%, 05/15/53 (Call 11/15/52)	80	74,388
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	161	119,829
3.40%, 09/01/49 (Call 03/01/49)	190	136,129
3.63%, 10/01/42	185	146,147
3.75%, 11/15/47 (Call 05/15/47)	235	180,311
4.25%, 03/15/49 (Call 09/15/48)	115	95,099
4.88%, 03/03/33 (Call 12/03/32)	200	196,308
4.88%, 11/15/40 (Call 05/15/40)	295	276,337
5.05%, 03/03/53 (Call 09/03/52)	100	93,286
5.20%, 04/01/40 (Call 10/01/39)	155	151,779
5.30%, 04/01/50 (Call 10/01/49)	188	181,946
5.50%, 05/22/54 (Call 11/22/53)	125	123,837
5.60%, 05/22/64 (Call 11/22/63)	125	123,751
6.20%, 01/15/38	411	445,794
		18,976,500
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	185	115,656
3.25%, 09/15/26 (Call 06/15/26)	165	157,190
3.50%, 03/15/28 (Call 12/15/27)	100	93,526
3.50%, 06/01/32 (Call 03/01/32)	155	133,865
3.85%, 03/30/27 (Call 12/30/26)	155	148,610
4.55%, 11/07/28 (Call 08/07/28)(b)	164	159,615
4.70%, 04/01/29 (Call 01/01/29)	85	82,966
4.90%, 03/15/33 (Call 12/15/32)	25	23,880
5.20%, 03/15/44 (Call 09/15/43)	87	79,573
5.40%, 03/15/27 (Call 02/15/27)	25	24,998
5.45%, 09/15/33 (Call 06/15/33)	310	304,082
6.05%, 03/15/34 (Call 12/15/33)	310	315,122
6.90%, 05/01/34 (Call 02/01/34)	225	243,319
		1,882,402
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,606

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	139	121,668
3.25%, 06/01/51 (Call 12/01/50)	20	13,722
3.45%, 06/01/29 (Call 03/01/29)	217	200,897
3.45%, 05/01/50 (Call 11/01/49)	250	176,384
3.75%, 09/01/47 (Call 03/01/47)	312	236,427
4.00%, 12/01/46 (Call 06/01/46)	86	68,391
4.15%, 06/01/49 (Call 12/01/48)	208	167,246
4.20%, 09/01/48 (Call 03/01/48)	131	106,757
Security	Par (000)	Value

Water (continued)
4.30%, 12/01/42 (Call 06/01/42)	$50	$42,639
4.30%, 09/01/45 (Call 03/01/45)	30	25,310
5.45%, 03/01/54 (Call 09/01/53)	80	77,206
6.59%, 10/15/37	80	88,034
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	157	134,777
3.35%, 04/15/50 (Call 10/15/49)	253	169,439
3.57%, 05/01/29 (Call 02/01/29)	160	147,381
4.28%, 05/01/49 (Call 11/01/48)	258	202,408
5.30%, 05/01/52 (Call 11/01/51)	140	127,755
5.38%, 01/15/34 (Call 10/15/33)	25	24,398
United Utilities PLC, 6.88%, 08/15/28	40	42,066
		2,172,905
Total Corporate Bonds & Notes — 25.3%
(Cost: $996,588,931)		924,377,720

Foreign Government Obligations(f)

Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	196,693
Series HK, 9.38%, 04/15/30	1,835	2,216,374
Series HQ, 9.50%, 11/15/30	1,170	1,434,778
Province of Alberta Canada
1.30%, 07/22/30	411	335,557
3.30%, 03/15/28	889	841,815
4.50%, 01/24/34	700	679,577
Province of British Columbia Canada
4.20%, 07/06/33	3,125	2,972,834
4.80%, 11/15/28	1,225	1,226,467
7.25%, 09/01/36	240	287,251
Province of Manitoba Canada
1.50%, 10/25/28	105	91,421
4.30%, 07/27/33	980	938,258
4.90%, 05/31/34	500	499,573
Province of Ontario Canada
1.13%, 10/07/30	1,175	941,860
1.60%, 02/25/31	340	278,372
1.80%, 10/14/31	1,860	1,518,417
2.13%, 01/21/32	2,255	1,874,436
5.05%, 04/24/34	600	607,946
Province of Quebec Canada
1.35%, 05/28/30	1,160	954,290
1.90%, 04/21/31	2,140	1,778,905
2.75%, 04/12/27	95	89,727
3.63%, 04/13/28	30	28,768
4.50%, 09/08/33	1,035	1,006,425
Series PD, 7.50%, 09/15/29	379	425,821
		21,225,565
Chile — 0.0%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	210	168,890
3.10%, 05/07/41 (Call 11/07/40)	325	235,941
3.10%, 01/22/61 (Call 07/22/60)	420	257,038
3.25%, 09/21/71 (Call 03/21/71)	225	137,494
3.50%, 01/31/34 (Call 10/31/33)	205	176,792
3.50%, 01/25/50 (Call 07/25/49)	372	264,892
3.86%, 06/21/47	290	223,692
4.95%, 01/05/36 (Call 10/05/35)	250	238,225

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
5.33%, 01/05/54 (Call 07/05/53)	$20	$18,796
		1,721,760
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	257	290,368

Indonesia — 0.1%
Indonesia Government International Bond
3.05%, 03/12/51	65	43,627
3.20%, 09/23/61 (Call 03/23/61)	270	170,503
3.35%, 03/12/71	110	69,436
3.50%, 01/11/28	102	95,919
3.50%, 02/14/50	125	91,032
3.70%, 10/30/49	80	60,004
4.10%, 04/24/28	400	383,632
4.20%, 10/15/50	85	69,181
4.30%, 03/31/52 (Call 09/30/51)	30	24,788
4.35%, 01/11/48	80	67,379
4.45%, 04/15/70	552	444,513
5.10%, 02/10/54 (Call 08/10/53)	10	9,319
5.35%, 02/11/49	145	141,856
5.45%, 09/20/52 (Call 03/20/52)	60	58,491
5.65%, 01/11/53 (Call 07/11/52)	520	521,758
		2,251,438
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	455	318,036
4.13%, 01/17/48	320	235,317
4.50%, 01/17/33	255	229,442
4.50%, 01/30/43	105	85,190
4.50%,	185	130,971
5.75%, 03/12/54	640	579,001
State of Israel, 3.38%, 01/15/50	160	101,981
		1,679,938
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	1,070	940,005
3.88%, 05/06/51	745	512,262
4.00%, 10/17/49	527	377,166
5.38%, 06/15/33	951	927,988
		2,757,421
Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	285	237,044

Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	35	28,628
3.77%, 05/24/61 (Call 11/24/60)	370	230,398
4.28%, 08/14/41 (Call 02/14/41)	460	360,535
4.35%, 01/15/47	222	167,885
4.40%, 02/12/52 (Call 08/12/51)	235	173,666
4.50%, 04/22/29	545	521,266
4.50%, 01/31/50 (Call 07/31/49)	402	306,778
4.60%, 01/23/46	412	321,473
4.60%, 02/10/48	337	261,022
4.75%, 03/08/44	576	466,703
4.88%, 05/19/33 (Call 02/19/33)	5	4,648
5.00%, 04/27/51 (Call 10/27/50)	425	345,566
5.55%, 01/21/45(b)	360	325,372
5.75%,	474	396,325
Security	Par (000)	Value

Mexico (continued)
6.00%, 05/07/36 (Call 02/07/36)	$50	$49,165
6.05%, 01/11/40	423	411,363
6.34%, 05/04/53 (Call 11/04/52)	475	453,940
6.35%, 02/09/35 (Call 11/09/34)	320	323,724
6.40%, 05/07/54 (Call 11/07/53)	205	197,676
6.75%, 09/27/34	416	437,397
7.50%, 04/08/33	540	601,462
8.30%, 08/15/31	365	430,742
		6,815,734
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	610	435,153
3.87%, 07/23/60 (Call 01/23/60)	500	280,370
4.30%, 04/29/53	220	139,092
4.50%, 05/15/47 (Call 11/15/46)	60	41,083
4.50%, 04/16/50 (Call 10/16/49)	305	202,512
4.50%, 04/01/56 (Call 10/01/55)	517	329,782
4.50%, 01/19/63 (Call 07/19/62)	340	213,693
6.40%, 02/14/35 (Call 11/14/34)	120	112,838
6.70%, 01/26/36	572	549,361
6.85%, 03/28/54 (Call 09/28/53)	5	4,518
6.88%, 01/31/36 (Call 10/31/35)	5	4,848
8.00%, 03/01/38 (Call 12/01/37)	5	5,237
9.38%, 04/01/29	117	129,977
		2,448,464
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	445	245,106
3.00%, 01/15/34 (Call 10/15/33)	250	200,392
3.23%, (Call 01/28/21)	260	143,364
3.30%, 03/11/41 (Call 09/11/40)	65	47,302
3.55%, 03/10/51 (Call 09/10/50)	150	104,305
3.60%, 01/15/72 (Call 07/15/71)	120	75,824
5.63%, 11/18/50	377	363,054
6.55%, 03/14/37	541	570,012
8.75%, 11/21/33	517	620,599
		2,369,958
Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	195	131,688
3.20%, 07/06/46	170	117,987
3.70%, 03/01/41	337	267,250
3.70%, 02/02/42	247	193,761
3.95%, 01/20/40	157	130,263
5.00%, 01/13/37	257	247,912
5.50%, 01/17/48	165	163,539
5.95%, 10/13/47	30	31,225
6.38%, 01/15/32	160	170,591
6.38%, 10/23/34	317	343,223
7.75%, 01/14/31	225	256,083
9.50%, 02/02/30	167	201,809
		2,255,331
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	375	362,344
5.13%, 09/18/34 (Call 06/18/34)	65	63,380
5.50%, 04/04/53 (Call 10/04/52)	345	334,307
5.50%, 03/18/54 (Call 09/18/53)	650	625,252
5.75%, 11/16/32 (Call 08/16/32)	175	180,495
		1,565,778

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	$283	$232,606
4.13%, 06/10/44	555	487,493
		720,099
Supranational — 2.3%
African Development Bank, 5.75%, (Call 05/07/34), (5-year CMT + 1.575%)(a)(b)(g)	435	415,239
Asian Development Bank
6.22%, 08/15/27	927	959,599
6.38%, 10/01/28	41	43,180
Council of Europe Development Bank
0.88%, 09/22/26(b)	2,385	2,178,260
3.63%, 01/26/28	980	944,462
4.13%, 01/24/29	2,185	2,139,631
European Investment Bank
2.38%, 05/24/27	1,375	1,286,996
4.13%, 02/13/34	525	505,199
4.88%, 02/15/36	1,393	1,417,055
Inter-American Development Bank
0.63%, 07/15/25	1,220	1,159,977
0.63%, 09/16/27	1,279	1,120,853
0.88%, 04/20/26	3,065	2,842,159
1.13%, 07/20/28	2,028	1,763,416
1.13%, 01/13/31	2,050	1,645,940
1.50%, 01/13/27	1,350	1,241,924
2.00%, 06/02/26	485	458,026
2.00%, 07/23/26	710	668,650
2.25%, 06/18/29	1,295	1,158,671
2.38%, 07/07/27	1,702	1,586,365
3.13%, 09/18/28	1,190	1,119,987
3.20%, 08/07/42	895	708,124
3.50%, 09/14/29	965	914,984
3.50%, 04/12/33	110	101,020
3.88%, 10/28/41	810	705,884
4.38%, 01/24/44	640	592,439
4.50%, 09/13/33	430	425,640
7.00%, 06/15/25	95	96,451
International Bank for Reconstruction & Development
0.38%, 07/28/25	1,055	998,992
0.50%, 10/28/25	2,065	1,937,672
0.65%, 02/10/26 (Call 08/10/24)(b)	345	318,286
0.75%, 11/24/27	3,670	3,210,008
0.75%, 08/26/30	3,500	2,776,888
0.85%, 02/10/27 (Call 08/10/24)	155	136,793
0.88%, 05/14/30	2,345	1,893,899
1.13%, 09/13/28	1,145	990,840
1.25%, 02/10/31	965	780,084
1.38%, 04/20/28	3,650	3,227,980
1.63%, 11/03/31	2,695	2,195,352
1.75%, 10/23/29	2,882	2,492,558
1.88%, 10/27/26	2,999	2,800,017
2.50%, 07/29/25	3,461	3,358,570
2.50%, 11/22/27	4,540	4,224,982
2.50%, 03/29/32	1,325	1,145,052
3.13%, 11/20/25	960	933,655
3.13%, 06/15/27	500	477,580
3.50%, 07/12/28	855	819,119
3.63%, 09/21/29	400	381,589
3.88%, 02/14/30	745	718,024
4.75%, 11/14/33	2,490	2,518,415
Security	Par (000)	Value

Supranational (continued)
4.75%, 02/15/35	$3,394	$3,393,238
Series GDIF, 5.75%, 05/02/34 (Call 05/02/26)	1,500	1,500,386
International Finance Corp.
0.38%, 07/16/25	2,270	2,152,503
0.75%, 10/08/26	1,370	1,247,429
0.75%, 08/27/30	1,300	1,031,903
2.13%, 04/07/26	785	746,468
3.63%, 09/15/25	2,810	2,757,182
Nordic Investment Bank
0.38%, 09/11/25	3,590	3,381,040
3.38%, 09/08/27	990	948,822
4.25%, 02/28/29	800	787,356
5.00%, 10/15/25	1,000	998,409
		85,481,222
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	225	193,540
4.98%, 04/20/55	699	633,316
5.10%, 06/18/50	857	801,538
5.75%, 10/28/34 (Call 07/28/34)	100	103,535
7.63%, 03/21/36	468	554,657
		2,286,586

Total Foreign Government Obligations — 3.7%
(Cost: $143,545,229)		134,106,706

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	41,813

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	93,024

Total Municipal Debt Obligations — 0.0%
(Cost: $139,321)		134,837

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	79	73,224
3.00%, 05/01/29	2,573	2,486,593
3.00%, 03/01/46	332	287,766
3.00%, 09/01/46	310	273,043
3.00%, 12/01/46	404	349,628
3.50%, 05/01/33	17	16,374
3.50%, 06/01/34	12	11,271
3.50%, 03/01/38	26	24,424
3.50%, 10/01/42	9	8,218
3.50%, 10/01/44	10	9,179
3.50%, 07/01/47	13	11,534
3.50%, 09/01/47	12	10,994
3.50%, 02/01/48	6	5,724
3.50%, 03/01/48	5	4,384
4.00%, 09/01/45	5	4,681
4.00%, 01/01/48	332	306,477
4.00%, 02/01/48	4	3,673
4.00%, 01/01/49	7	6,410
4.50%, 10/01/48	13	12,922
4.50%, 01/01/49	2	2,379

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.58%, 05/25/32 (Call 06/25/32)	$5,000	$4,230,702
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	199	195,564
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25), (1-day SOFR + 2.127%)(a)	5,314	5,205,344
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	95,959
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,918,806
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	897,220
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	266,813
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,920	1,569,862
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	3,000	2,443,631
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	2,000	1,639,037
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	2,920	2,800,018
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	807,786
Federal National Mortgage Association
Series 2017-M11, Class A2, 2.98%, 08/25/29	143	131,325
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,519	1,440,592
Series 2021-M13, Class A2, 1.60%, 04/25/31, (1-day SOFR + 2.127%)(a)	600	484,246
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	1,000	809,754
Government National Mortgage Association
1.50%, 10/20/51	228	173,881
2.00%, 07/20/50	71	56,959
2.00%, 08/20/50	3,239	2,606,753
2.00%, 09/20/50	3,893	3,131,767
2.00%, 11/20/50	1,613	1,296,940
2.00%, 12/20/50	1,666	1,339,197
2.00%, 01/20/51	2,841	2,283,518
2.00%, 02/20/51	3,817	3,063,306
2.00%, 08/20/51	4,023	3,229,990
2.00%, 10/20/51	3,071	2,464,855
2.00%, 11/20/51	846	679,038
2.00%, 12/20/51	3,137	2,516,277
2.00%, 01/20/52	10,109	8,108,043
2.00%, 03/20/52	1,346	1,079,161
2.00%, 04/20/52	3,917	3,140,351
2.00%, 06/15/54(h)	4,919	3,942,436
2.50%, 12/20/46	103	87,413
2.50%, 06/20/50	3,707	3,100,011
2.50%, 08/20/50	310	255,089
2.50%, 09/20/50	434	356,616
2.50%, 01/20/51	1,152	961,307
2.50%, 02/20/51	6,844	5,717,520
2.50%, 05/20/51	817	681,959
2.50%, 07/20/51	2,752	2,296,068
2.50%, 08/20/51	7,174	5,978,599
2.50%, 11/20/51	2,901	2,418,450
2.50%, 12/20/51	2,694	2,245,712
2.50%, 02/20/52	2,136	1,780,281
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/20/52	$3,680	$3,065,689
2.50%, 04/20/52	3,163	2,634,786
2.50%, 05/20/52	1,969	1,640,563
2.50%, 07/20/52	646	537,994
2.50%, 08/20/52	1,544	1,285,919
2.50%, 06/15/54(h)	6,585	5,488,219
3.00%, 07/20/45	51	44,976
3.00%, 11/20/45	239	209,773
3.00%, 12/20/45	41	36,271
3.00%, 01/20/46	22	18,943
3.00%, 03/20/46	378	331,361
3.00%, 04/20/46	10	8,799
3.00%, 05/20/46	26	22,440
3.00%, 08/20/46	312	274,022
3.00%, 09/20/46	750	657,426
3.00%, 11/20/46	19	16,948
3.00%, 02/15/47	23	20,282
3.00%, 03/20/47	8	6,834
3.00%, 06/20/47	25	21,454
3.00%, 10/20/47	443	387,531
3.00%, 02/20/48	17	14,739
3.00%, 04/20/49	793	693,606
3.00%, 10/15/49	135	117,256
3.00%, 01/20/50	816	709,235
3.00%, 02/20/50	171	148,436
3.00%, 07/20/50	1,457	1,264,152
3.00%, 08/20/50	254	220,650
3.00%, 12/20/50	1,109	961,932
3.00%, 08/20/51	2,122	1,835,765
3.00%, 09/20/51	1,575	1,361,358
3.00%, 10/20/51	2,994	2,588,611
3.00%, 11/20/51	1,346	1,163,952
3.00%, 12/20/51	1,691	1,461,443
3.00%, 02/20/52	2,439	2,106,404
3.00%, 03/20/52	2,608	2,225,207
3.00%, 05/20/52	889	766,925
3.00%, 07/20/52	869	749,927
3.00%, 09/20/52	554	478,565
3.00%, 06/15/54(h)	12,238	10,570,454
3.50%, 09/20/42	32	29,133
3.50%, 12/20/42	29	26,265
3.50%, 09/20/45	2,446	2,213,761
3.50%, 11/20/46	8	6,788
3.50%, 01/20/47	7	6,478
3.50%, 06/20/47	6	5,739
3.50%, 08/20/47	111	100,466
3.50%, 09/20/47	4,327	3,897,044
3.50%, 11/20/47	28	24,938
3.50%, 02/20/48	15	13,304
3.50%, 08/20/48	27	24,605
3.50%, 01/20/49	12	10,684
3.50%, 03/20/49	1,225	1,103,248
3.50%, 09/20/49	822	738,438
3.50%, 10/20/49	584	523,971
3.50%, 12/20/49	235	210,717
3.50%, 01/20/50	540	484,803
3.50%, 03/20/50	369	331,079
3.50%, 08/20/50	180	161,007
3.50%, 01/20/52	2,452	2,187,770
3.50%, 02/20/52	535	477,015
3.50%, 10/20/52	1,373	1,223,480

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/20/53	$1,503	$1,349,725
3.50%, 06/15/54(h)	11,024	9,837,432
4.00%, 04/20/47	55	51,524
4.00%, 07/20/47	62	58,162
4.00%, 11/20/47	13	12,047
4.00%, 04/20/48	3	2,331
4.00%, 05/15/48	4	3,587
4.00%, 05/20/48	10	8,863
4.00%, 08/20/48	21	19,303
4.00%, 09/20/48	54	50,187
4.00%, 11/20/48	606	563,974
4.00%, 12/20/48	1,074	998,809
4.00%, 02/20/49	743	690,845
4.00%, 01/20/50	2,219	2,062,140
4.00%, 02/20/50	1,825	1,695,779
4.00%, 07/20/52	254	233,889
4.00%, 09/20/52	2,771	2,545,683
4.00%, 12/20/52	680	625,066
4.00%, 06/15/54(h)	7,581	6,968,238
4.50%, 07/20/41	855	831,597
4.50%, 06/20/48	19	17,965
4.50%, 08/20/48	3	2,995
4.50%, 09/20/48	229	219,592
4.50%, 10/20/48	114	109,069
4.50%, 12/20/48	45	42,781
4.50%, 01/20/49	168	160,532
4.50%, 03/20/49	1,300	1,244,127
4.50%, 06/20/49	32	30,366
4.50%, 07/20/49	13	12,612
4.50%, 08/20/49	3	3,177
4.50%, 07/20/52	908	859,146
4.50%, 08/20/52	4,058	3,842,257
4.50%, 04/20/53	3,320	3,136,489
4.50%, 06/20/53	1,713	1,618,389
4.50%, 06/15/54(h)	3,549	3,355,386
5.00%, 04/20/48	6	5,753
5.00%, 05/20/48	3	2,553
5.00%, 11/20/48	2	1,887
5.00%, 12/20/48	4	4,053
5.00%, 01/20/49	21	20,496
5.00%, 06/20/49	309	304,152
5.00%, 07/20/52	230	223,018
5.00%, 09/20/52	1,673	1,624,504
5.00%, 04/20/53	2,464	2,390,092
5.00%, 07/20/53	4,146	4,021,877
5.00%, 06/15/54(h)	7,627	7,402,173
5.50%, 12/20/52	2,640	2,618,409
5.50%, 01/20/53	113	111,866
5.50%, 03/20/53	2,368	2,348,867
5.50%, 04/20/53	2,572	2,551,087
5.50%, 06/20/53	573	568,420
5.50%, 07/20/53	661	659,502
5.50%, 06/15/54(h)	8,850	8,778,542
6.00%, 09/20/53	1,545	1,555,997
6.00%, 10/20/53	2,338	2,354,845
6.00%, 01/20/54	662	666,413
6.00%, 06/15/54(h)	8,200	8,250,205
6.50%, 12/20/53	1,715	1,740,435
6.50%, 01/20/54	1,987	2,016,296
6.50%, 02/20/54	695	704,931
6.50%, 06/15/54(h)	4,166	4,228,564
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	$443	$377,954
1.50%, 10/01/36	372	317,316
1.50%, 11/01/36	246	210,131
1.50%, 02/01/37	2,449	2,081,423
1.50%, 03/01/37	2,138	1,816,271
1.50%, 03/01/37(e)	1,358	1,153,038
1.50%, 04/01/37	583	495,492
1.50%, 08/01/37	329	279,301
1.50%, 06/15/39(h)	4,631	3,926,808
1.50%, 11/01/50	429	316,181
1.50%, 02/01/51	3,256	2,392,197
1.50%, 04/01/51	1,146	843,123
1.50%, 05/01/51	2,185	1,608,147
1.50%, 07/01/51	4,372	3,216,991
1.50%, 11/01/51	1,474	1,083,710
1.50%, 04/01/52	451	332,053
1.50%, 06/15/54(h)	1,000	735,690
2.00%, 12/01/35	1,497	1,317,888
2.00%, 02/01/36	4,330	3,815,114
2.00%, 03/01/36	662	581,563
2.00%, 05/01/36	1,423	1,251,046
2.00%, 06/01/36	1,292	1,132,761
2.00%, 08/01/36	1,127	989,166
2.00%, 09/01/36	1,909	1,672,715
2.00%, 10/01/36	539	472,540
2.00%, 11/01/36	1,127	987,311
2.00%, 12/01/36	1,518	1,329,010
2.00%, 01/01/37	3,204	2,806,349
2.00%, 02/01/37	5,693	4,981,393
2.00%, 03/01/37	2,759	2,411,119
2.00%, 04/01/37	7,760	6,777,750
2.00%, 05/01/37	2,996	2,615,946
2.00%, 06/01/37	2,178	1,902,675
2.00%, 06/15/39(h)	11,936	10,424,558
2.00%, 06/01/50	1,852	1,444,472
2.00%, 07/01/50	1,237	964,268
2.00%, 08/01/50	794	622,420
2.00%, 09/01/50	3,755	2,928,243
2.00%, 10/01/50	2,613	2,037,534
2.00%, 11/01/50	4,064	3,162,392
2.00%, 12/01/50	7,916	6,208,731
2.00%, 01/01/51	3,685	2,875,250
2.00%, 02/01/51	2,976	2,318,471
2.00%, 03/01/51	4,388	3,416,786
2.00%, 04/01/51	8,235	6,405,902
2.00%, 05/01/51	12,084	9,393,883
2.00%, 06/01/51	3,949	3,080,001
2.00%, 07/01/51	2,798	2,177,029
2.00%, 08/01/51	5,488	4,254,413
2.00%, 09/01/51	1,752	1,357,302
2.00%, 10/01/51	13,856	10,781,739
2.00%, 11/01/51	20,535	15,925,003
2.00%, 12/01/51	7,864	6,106,042
2.00%, 01/01/52	12,552	9,733,165
2.00%, 02/01/52	16,104	12,445,428
2.00%, 03/01/52	379	292,687
2.00%, 03/01/52(i)	28,585	22,066,694
2.00%, 05/01/52	22,307	17,237,271
2.00%, 06/15/54(h)	10,160	7,836,567
2.50%, 01/01/32	65	60,271

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/32	$293	$272,984
2.50%, 06/01/32	115	106,297
2.50%, 01/01/33	54	51,131
2.50%, 11/01/34	360	325,402
2.50%, 07/01/35	493	448,027
2.50%, 10/01/35	2,038	1,845,195
2.50%, 03/01/36	830	751,463
2.50%, 05/01/36	1,712	1,539,619
2.50%, 06/01/36	437	392,711
2.50%, 07/01/36	1,653	1,487,703
2.50%, 08/01/36	306	276,181
2.50%, 03/01/37	989	890,475
2.50%, 04/01/37	1,141	1,027,761
2.50%, 05/01/37	1,991	1,790,208
2.50%, 06/01/37	836	751,543
2.50%, 06/15/39(h)	15,788	14,180,394
2.50%, 04/01/47	12	10,401
2.50%, 05/01/50	2,227	1,817,047
2.50%, 06/01/50	81	65,697
2.50%, 07/01/50	220	182,077
2.50%, 08/01/50	236	194,275
2.50%, 09/01/50	1,478	1,211,288
2.50%, 10/01/50	577	472,936
2.50%, 11/01/50	7,096	5,815,538
2.50%, 12/01/50	6,422	5,199,565
2.50%, 01/01/51	998	812,079
2.50%, 02/01/51	1,599	1,301,752
2.50%, 03/01/51	1,799	1,467,399
2.50%, 04/01/51	281	227,288
2.50%, 07/01/51	1,192	968,624
2.50%, 08/01/51	9,028	7,372,262
2.50%, 09/01/51	11,902	9,659,385
2.50%, 10/01/51	14,264	11,622,508
2.50%, 11/01/51	5,962	4,838,904
2.50%, 12/01/51	18,376	14,919,310
2.50%, 01/01/52	17,283	14,030,022
2.50%, 02/01/52	15,137	12,269,765
2.50%, 03/01/52	8,491	6,880,650
2.50%, 04/01/52	8,363	6,778,092
2.50%, 05/01/52	2,007	1,624,538
2.50%, 07/01/52	3,624	2,930,458
2.50%, 06/15/54(h)	9,204	7,430,838
3.00%, 03/01/30	773	739,435
3.00%, 01/01/31	35	33,387
3.00%, 08/01/32	69	64,481
3.00%, 10/01/33	29	26,932
3.00%, 07/01/34	7	6,678
3.00%, 09/01/34	47	43,323
3.00%, 11/01/34	23	21,253
3.00%, 12/01/34	56	51,539
3.00%, 03/01/35	175	162,156
3.00%, 07/01/35	141	131,039
3.00%, 10/01/35	447	414,584
3.00%, 07/01/37	729	672,873
3.00%, 06/15/39(h)	11,168	10,269,689
3.00%, 07/01/46	397	343,914
3.00%, 11/01/46	830	718,685
3.00%, 12/01/46	395	341,544
3.00%, 12/01/47	165	143,085
3.00%, 01/01/48	62	53,480
3.00%, 03/01/48	1,110	959,935
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/48	$119	$102,741
3.00%, 02/01/49	4,078	3,533,643
3.00%, 09/01/49	10	8,272
3.00%, 11/01/49	7	6,234
3.00%, 12/01/49	89	76,479
3.00%, 02/01/50	1,705	1,453,361
3.00%, 03/01/50	147	125,793
3.00%, 04/01/50	70	59,726
3.00%, 06/01/50	3,376	2,857,156
3.00%, 07/01/50	2,317	1,974,557
3.00%, 08/01/50	1,817	1,557,179
3.00%, 09/01/50	522	444,787
3.00%, 10/01/50	4,021	3,403,069
3.00%, 11/01/50	936	797,671
3.00%, 12/01/50	439	374,163
3.00%, 01/01/51	1,175	1,001,573
3.00%, 04/01/51	7,243	6,093,058
3.00%, 05/01/51	3,220	2,749,240
3.00%, 06/01/51	10,266	8,714,184
3.00%, 07/01/51	4,521	3,849,445
3.00%, 08/01/51	941	804,925
3.00%, 11/01/51	534	451,282
3.00%, 01/01/52	3,544	2,980,993
3.00%, 02/01/52	2,231	1,900,865
3.00%, 03/01/52	7,283	6,166,444
3.00%, 04/01/52	9,103	7,709,558
3.00%, 05/01/52	2,802	2,369,240
3.00%, 07/01/52	2,460	2,070,290
3.00%, 06/15/54(h)	7,315	6,150,244
3.50%, 06/01/33	17	16,574
3.50%, 11/01/33	14	13,391
3.50%, 02/01/34	354	338,181
3.50%, 07/01/34	15	15,072
3.50%, 08/01/34	10	9,414
3.50%, 01/01/35	14	13,636
3.50%, 06/15/39(h)	6,447	6,059,676
3.50%, 09/01/42	2,406	2,185,190
3.50%, 07/01/45	4,006	3,597,134
3.50%, 08/01/45	40	35,662
3.50%, 01/01/46	91	82,354
3.50%, 09/01/46	375	337,585
3.50%, 01/01/47	53	47,256
3.50%, 07/01/47	1,779	1,610,464
3.50%, 08/01/47	11	9,851
3.50%, 09/01/47	1	946
3.50%, 10/01/47	1,061	948,476
3.50%, 11/01/47	264	235,824
3.50%, 01/01/48	1,926	1,722,482
3.50%, 02/01/48	783	700,161
3.50%, 04/01/48	61	54,141
3.50%, 07/01/48	164	146,828
3.50%, 11/01/48	10	8,752
3.50%, 01/01/49	108	96,491
3.50%, 02/01/49	281	253,155
3.50%, 03/01/49	772	689,881
3.50%, 06/01/49	2,554	2,282,678
3.50%, 08/01/49	952	851,145
3.50%, 09/01/49	2,111	1,874,954
3.50%, 04/01/50	151	135,113
3.50%, 05/01/50	5,192	4,606,720
3.50%, 06/01/50	297	263,767

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/50	$477	$422,878
3.50%, 02/01/51	4,297	3,816,578
3.50%, 10/01/51	806	719,900
3.50%, 04/01/52	4,809	4,240,477
3.50%, 05/01/52	11,969	10,524,692
3.50%, 06/01/52	5,556	4,915,230
3.50%, 07/01/52	1,883	1,653,712
3.50%, 06/15/54(h)	4,353	3,816,273
3.50%, 07/15/54(h)	875	767,420
4.00%, 07/01/33	10	9,630
4.00%, 08/01/37	212	203,977
4.00%, 09/01/37	295	282,585
4.00%, 11/01/37	418	400,840
4.00%, 02/01/38	221	211,901
4.00%, 05/01/38	190	182,605
4.00%, 11/01/38	119	114,351
4.00%, 06/15/39(h)	3,600	3,451,486
4.00%, 01/01/46	256	237,402
4.00%, 10/01/46	8	7,209
4.00%, 07/01/47	1,685	1,554,461
4.00%, 08/01/47	318	295,131
4.00%, 09/01/47	375	345,861
4.00%, 05/01/48	2,242	2,066,693
4.00%, 09/01/48	2,477	2,283,209
4.00%, 10/01/48	5	4,533
4.00%, 12/01/48	3	2,309
4.00%, 01/01/49	1,338	1,232,789
4.00%, 03/01/49	1,525	1,405,975
4.00%, 05/01/49	14	13,231
4.00%, 06/01/49	15	13,719
4.00%, 07/01/49	2,047	1,886,121
4.00%, 11/01/49	269	246,706
4.00%, 12/01/49	9	8,358
4.00%, 01/01/50	83	76,798
4.00%, 04/01/50	1,839	1,689,851
4.00%, 05/01/50	1,067	980,752
4.00%, 05/01/51	263	242,427
4.00%, 04/01/52	614	557,735
4.00%, 05/01/52	1,430	1,301,744
4.00%, 06/01/52	1,647	1,497,187
4.00%, 07/01/52	3,636	3,308,601
4.00%, 08/01/52	3,767	3,425,408
4.00%, 09/01/52	554	503,078
4.00%, 10/01/52	686	628,539
4.00%, 12/01/52	5,170	4,692,132
4.00%, 02/01/53	4,232	3,889,454
4.00%, 06/15/54(h)	10,300	9,346,762
4.50%, 06/15/39(h)	25	24,384
4.50%, 10/01/47	9	8,236
4.50%, 08/01/48	21	20,415
4.50%, 10/01/48	402	383,079
4.50%, 11/01/48	17	16,689
4.50%, 12/01/48	22	20,609
4.50%, 01/01/49	61	57,847
4.50%, 02/01/49	84	79,755
4.50%, 04/01/49	155	147,661
4.50%, 05/01/49	11	10,214
4.50%, 09/01/50	1,241	1,180,075
4.50%, 05/01/52	446	422,968
4.50%, 06/01/52	2,053	1,924,187
4.50%, 07/01/52	222	208,342
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/52	$1,821	$1,708,777
4.50%, 09/01/52	3,979	3,743,986
4.50%, 10/01/52	8,684	8,170,449
4.50%, 11/01/52	1,070	1,002,153
4.50%, 12/01/52	4,436	4,191,216
4.50%, 08/01/53	960	901,015
4.50%, 06/15/54(h)	7,470	6,994,474
5.00%, 06/01/48	125	122,340
5.00%, 04/01/49	10	10,083
5.00%, 12/01/49	365	356,862
5.00%, 08/01/52	405	392,110
5.00%, 09/01/52	843	818,755
5.00%, 10/01/52	851	822,836
5.00%, 11/01/52	1,970	1,904,920
5.00%, 12/01/52	1,140	1,105,680
5.00%, 01/01/53	7,859	7,587,099
5.00%, 03/01/53	590	573,207
5.00%, 04/01/53	2,162	2,079,631
5.00%, 05/01/53	637	613,186
5.00%, 06/01/53	1,367	1,320,990
5.00%, 08/01/53	5,077	4,884,965
5.00%, 06/15/54(h)	8,900	8,565,047
5.50%, 09/01/52	468	468,503
5.50%, 11/01/52	617	611,165
5.50%, 12/01/52	2,385	2,368,978
5.50%, 01/01/53	2,358	2,344,553
5.50%, 02/01/53	2,956	2,919,188
5.50%, 03/01/53	1,560	1,547,552
5.50%, 04/01/53	6,339	6,264,881
5.50%, 05/01/53	3,583	3,526,540
5.50%, 06/01/53	529	525,692
5.50%, 07/01/53	1,992	1,969,957
5.50%, 08/01/53	638	628,022
5.50%, 03/01/54	1,004	990,153
5.50%, 06/15/54(h)	8,076	7,944,998
6.00%, 01/01/53	496	503,363
6.00%, 06/01/53	286	288,145
6.00%, 07/01/53	1,257	1,258,163
6.00%, 08/01/53	6,720	6,790,933
6.00%, 09/01/53	4,038	4,060,459
6.00%, 11/01/53	3,213	3,230,417
6.00%, 12/01/53	655	659,312
6.00%, 02/01/54	403	405,435
6.00%, 04/01/54	902	904,445
6.00%, 05/01/54	687	693,904
6.00%, 06/15/54(h)	8,050	8,061,056
6.50%, 09/01/53	971	987,626
6.50%, 10/01/53	4,484	4,594,828
6.50%, 11/01/53	3,509	3,570,225
6.50%, 12/01/53	5,061	5,192,922
6.50%, 01/01/54	775	790,586
6.50%, 02/01/54	717	738,968
6.50%, 06/15/54(h)	8,725	8,867,843
		960,021,023
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.25%, 11/16/28	510	483,011
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	9,532
Federal National Mortgage Association
1.63%, 01/07/25	300	293,579
5.63%, 07/15/37	2,142	2,316,814

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.21%, 08/06/38	$110	$125,756
6.25%, 05/15/29	378	406,194
6.63%, 11/15/30	440	488,281
7.13%, 01/15/30	750	842,212
		4,965,379
U.S. Government Obligations — 41.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	5,830	5,553,075
0.25%, 06/30/25	4,120	3,911,425
0.25%, 07/31/25	3,850	3,641,408
0.25%, 08/31/25	5,100	4,804,559
0.25%, 09/30/25	3,300	3,098,004
0.25%, 10/31/25	8,390	7,846,944
0.38%, 04/30/25	3,400	3,255,234
0.38%, 11/30/25	7,650	7,144,084
0.38%, 12/31/25	7,300	6,792,422
0.38%, 01/31/26	10,250	9,504,473
0.38%, 09/30/27	5,400	4,699,266
0.50%, 03/31/25	3,400	3,271,836
0.50%, 02/28/26	6,250	5,790,527
0.50%, 04/30/27	2,350	2,086,176
0.50%, 05/31/27	1,100	973,156
0.50%, 06/30/27	1,900	1,676,602
0.50%, 08/31/27	6,300	5,522,836
0.50%, 10/31/27	9,250	8,059,785
0.63%, 07/31/26	3,000	2,744,531
0.63%, 03/31/27	1,000	893,750
0.63%, 11/30/27	7,450	6,501,289
0.63%, 12/31/27	10,300	8,961,000
0.63%, 05/15/30	1,800	1,439,438
0.63%, 08/15/30	7,300	5,783,539
0.75%, 04/30/26	3,240	2,998,266
0.75%, 05/31/26	1,350	1,245,480
0.75%, 08/31/26	7,000	6,401,172
0.75%, 01/31/28	6,300	5,491,336
0.88%, 06/30/26	7,590	7,002,961
0.88%, 09/30/26	5,700	5,215,500
0.88%, 11/15/30	7,090	5,668,677
1.00%, 07/31/28	5,000	4,332,422
1.13%, 10/31/26	1,500	1,376,484
1.13%, 02/28/27	2,850	2,590,605
1.13%, 02/29/28	4,000	3,527,500
1.13%, 08/31/28	8,750	7,604,297
1.13%, 02/15/31	14,700	11,886,328
1.13%, 05/15/40	7,900	4,785,672
1.13%, 08/15/40	9,500	5,700,000
1.25%, 11/30/26	7,200	6,612,188
1.25%, 12/31/26	8,600	7,883,109
1.25%, 03/31/28	7,100	6,275,734
1.25%, 04/30/28	5,100	4,498,359
1.25%, 05/31/28	4,700	4,135,266
1.25%, 06/30/28	7,770	6,820,603
1.25%, 09/30/28	12,200	10,637,828
1.25%, 08/15/31	12,400	9,951,000
1.25%, 05/15/50	8,550	4,164,117
1.38%, 08/31/26	375	347,842
1.38%, 10/31/28	5,000	4,373,047
1.38%, 12/31/28	5,750	5,008,340
1.38%, 11/15/31	11,500	9,246,719
1.38%, 11/15/40	10,250	6,380,625
1.38%, 08/15/50	4,720	2,374,013
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 08/15/26	$3,550	$3,305,938
1.50%, 01/31/27	13,900	12,791,258
1.50%, 11/30/28	5,300	4,651,992
1.50%, 02/15/30	4,200	3,571,313
1.63%, 02/15/26	3,975	3,760,257
1.63%, 05/15/26	6,500	6,108,730
1.63%, 10/31/26	3,500	3,251,719
1.63%, 11/30/26	2,800	2,596,344
1.63%, 08/15/29	665	577,615
1.63%, 05/15/31	8,500	7,058,984
1.63%, 11/15/50	6,100	3,281,609
1.75%, 12/31/26	4,750	4,410,078
1.75%, 01/31/29	7,200	6,368,063
1.75%, 11/15/29	550	478,715
1.75%, 08/15/41	8,400	5,478,375
1.88%, 06/30/26	1,175	1,106,703
1.88%, 02/28/27	5,800	5,381,313
1.88%, 02/28/29	4,400	3,908,094
1.88%, 02/15/32	10,600	8,804,625
1.88%, 02/15/41	7,700	5,201,109
1.88%, 02/15/51	7,800	4,477,688
1.88%, 11/15/51	7,750	4,419,922
2.00%, 08/15/25	5,520	5,321,409
2.00%, 11/15/26	4,150	3,888,031
2.00%, 11/15/41	6,900	4,676,906
2.00%, 02/15/50	4,450	2,660,266
2.00%, 08/15/51	7,000	4,133,281
2.13%, 05/15/25	480	466,406
2.13%, 05/31/26	800	758,625
2.25%, 11/15/25	8,600	8,265,742
2.25%, 03/31/26	275	262,324
2.25%, 02/15/27	5,900	5,536,320
2.25%, 08/15/27	2,100	1,951,359
2.25%, 11/15/27	5,070	4,691,730
2.25%, 05/15/41	6,300	4,502,531
2.25%, 08/15/46	6,855	4,514,660
2.25%, 08/15/49	3,400	2,165,375
2.25%, 02/15/52	7,850	4,916,063
2.38%, 05/15/27	4,650	4,358,648
2.38%, 03/31/29	6,200	5,628,438
2.38%, 05/15/29	6,090	5,518,111
2.38%, 02/15/42	7,250	5,215,613
2.38%, 11/15/49	3,690	2,414,067
2.38%, 05/15/51	6,000	3,889,688
2.50%, 02/28/26	5,400	5,180,625
2.50%, 03/31/27	3,400	3,205,297
2.50%, 02/15/45	2,250	1,585,195
2.50%, 02/15/46	6,050	4,213,258
2.50%, 05/15/46	4,950	3,437,930
2.63%, 03/31/25	600	587,531
2.63%, 04/15/25	3,130	3,061,409
2.63%, 12/31/25	4,800	4,627,500
2.63%, 01/31/26	350	336,902
2.63%, 05/31/27	5,800	5,471,938
2.63%, 02/15/29	5,215	4,799,430
2.63%, 07/31/29	2,000	1,827,969
2.75%, 05/15/25	3,500	3,421,113
2.75%, 06/30/25	3,900	3,802,805
2.75%, 08/31/25	3,900	3,789,703
2.75%, 04/30/27	4,000	3,792,188
2.75%, 07/31/27	7,000	6,612,266

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 02/15/28	$4,225	$3,960,277
2.75%, 05/31/29	6,700	6,176,562
2.75%, 08/15/32	11,000	9,690,312
2.75%, 08/15/42	1,475	1,119,848
2.75%, 11/15/42	3,425	2,591,762
2.75%, 08/15/47	4,300	3,093,984
2.75%, 11/15/47	5,500	3,948,828
2.88%, 04/30/25	2,160	2,115,366
2.88%, 05/31/25	3,975	3,886,028
2.88%, 06/15/25	7,000	6,838,125
2.88%, 07/31/25	1,500	1,462,090
2.88%, 11/30/25	3,100	3,004,215
2.88%, 05/15/28	7,057	6,629,733
2.88%, 08/15/28	6,900	6,460,664
2.88%, 04/30/29	5,440	5,050,275
2.88%, 05/15/32	10,100	9,009,516
2.88%, 05/15/43	1,600	1,228,250
2.88%, 08/15/45	3,395	2,547,311
2.88%, 11/15/46	3,800	2,819,125
2.88%, 05/15/49	1,435	1,045,532
2.88%, 05/15/52	7,610	5,491,091
3.00%, 07/15/25	5,250	5,129,004
3.00%, 09/30/25	3,300	3,212,859
3.00%, 10/31/25	1,200	1,166,531
3.00%, 05/15/42	170	134,672
3.00%, 11/15/44	1,600	1,235,000
3.00%, 05/15/45	1,285	987,442
3.00%, 11/15/45	4,400	3,370,125
3.00%, 02/15/47	4,475	3,389,113
3.00%, 05/15/47	3,900	2,948,766
3.00%, 02/15/48	13,400	10,068,844
3.00%, 08/15/48	3,855	2,888,841
3.00%, 02/15/49	2,225	1,663,535
3.00%, 08/15/52	8,700	6,444,797
3.13%, 08/15/25	4,100	4,005,668
3.13%, 08/31/27	3,000	2,864,297
3.13%, 11/15/28	275	259,445
3.13%, 08/31/29	6,900	6,456,891
3.13%, 11/15/41	825	671,215
3.13%, 02/15/42	1,000	810,469
3.13%, 02/15/43	2,500	2,001,563
3.13%, 08/15/44	1,600	1,264,500
3.13%, 05/15/48	10,450	8,026,906
3.25%, 06/30/27	4,700	4,513,102
3.25%, 06/30/29	5,500	5,185,898
3.25%, 05/15/42	6,629	5,453,059
3.38%, 05/15/33	12,940	11,878,516
3.38%, 08/15/42	3,100	2,589,953
3.38%, 05/15/44	1,020	840,066
3.38%, 11/15/48	15,400	12,348,875
3.50%, 09/15/25	3,000	2,940,820
3.50%, 01/31/28	7,000	6,742,422
3.50%, 04/30/28	5,400	5,193,703
3.50%, 01/31/30	8,400	7,977,375
3.50%, 04/30/30	9,000	8,531,719
3.50%, 02/15/33	19,000	17,643,281
3.50%, 02/15/39	1,350	1,201,078
3.63%, 05/15/26	23,700	23,149,160
3.63%, 03/31/28	8,500	8,216,445
3.63%, 05/31/28	9,000	8,693,437
3.63%, 03/31/30	5,180	4,946,495
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.63%, 08/15/43	$1,225	$1,052,734
3.63%, 02/15/44	720	617,063
3.63%, 02/15/53	15,000	12,564,844
3.63%, 05/15/53	12,200	10,221,312
3.75%, 04/15/26	25,500	24,977,051
3.75%, 12/31/28	4,000	3,872,188
3.75%, 05/31/30	10,000	9,603,906
3.75%, 06/30/30	12,000	11,517,188
3.75%, 12/31/30	6,000	5,745,000
3.75%, 11/15/43	300	262,266
3.88%, 01/15/26	5,900	5,797,672
3.88%, 11/30/27	4,000	3,905,000
3.88%, 12/31/27	3,800	3,709,453
3.88%, 09/30/29	5,000	4,849,219
3.88%, 11/30/29	3,800	3,682,734
3.88%, 12/31/29	8,000	7,748,750
3.88%, 08/15/33	15,700	14,964,062
3.88%, 08/15/40	300	274,406
3.88%, 02/15/43	8,000	7,155,000
3.88%, 05/15/43	9,900	8,837,297
4.00%, 12/15/25	5,900	5,811,730
4.00%, 02/15/26	8,600	8,465,289
4.00%, 01/15/27	7,400	7,268,766
4.00%, 02/29/28	8,000	7,838,125
4.00%, 06/30/28	15,500	15,177,891
4.00%, 01/31/29	8,000	7,825,625
4.00%, 10/31/29	4,900	4,779,031
4.00%, 02/28/30	15,400	15,004,172
4.00%, 07/31/30	13,500	13,132,969
4.00%, 01/31/31	6,500	6,313,125
4.00%, 02/15/34	13,821	13,291,915
4.00%, 11/15/42	5,300	4,832,109
4.00%, 11/15/52	6,800	6,107,250
4.13%, 06/15/26	24,273	23,927,868
4.13%, 02/15/27	7,506	7,395,756
4.13%, 09/30/27	3,000	2,953,594
4.13%, 10/31/27	4,800	4,724,625
4.13%, 07/31/28	14,400	14,166,000
4.13%, 03/31/29	3,477	3,418,597
4.13%, 08/31/30	10,200	9,986,437
4.13%, 03/31/31	3,773	3,691,055
4.13%, 11/15/32	12,200	11,881,656
4.13%, 08/15/53	11,300	10,365,984
4.25%, 05/31/25	4,100	4,062,203
4.25%, 10/15/25	5,140	5,084,785
4.25%, 12/31/25	3,000	2,965,430
4.25%, 01/31/26	2,800	2,767,844
4.25%, 03/15/27	7,600	7,513,312
4.25%, 02/28/29	10,000	9,889,844
4.25%, 02/28/31	5,200	5,125,250
4.25%, 05/15/39	1,200	1,159,688
4.25%, 11/15/40	250	238,945
4.25%, 02/15/54	9,841	9,232,088
4.38%, 08/15/26	27,800	27,539,375
4.38%, 12/15/26	10,000	9,912,500
4.38%, 08/31/28	11,550	11,470,594
4.38%, 11/30/28	11,600	11,528,406
4.38%, 11/30/30	8,000	7,939,375
4.38%, 05/15/34	1,000	991,094
4.38%, 02/15/38	2,400	2,369,625
4.38%, 11/15/39	150	146,578

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 05/15/40	$250	$243,555
4.38%, 05/15/41	500	484,063
4.38%, 08/15/43	8,400	8,024,625
4.50%, 11/15/25	6,000	5,954,062
4.50%, 03/31/26	847	840,879
4.50%, 07/15/26	28,450	28,256,629
4.50%, 04/15/27	7,693	7,656,338
4.50%, 05/15/27	5,000	4,976,563
4.50%, 05/31/29	5,000	5,001,172
4.50%, 05/31/31	5,000	5,038,281
4.50%, 11/15/33	15,000	15,004,687
4.50%, 02/15/36(b)	900	906,891
4.50%, 05/15/38	7,400	7,390,750
4.50%, 08/15/39	2,000	1,984,688
4.50%, 02/15/44	6,130	5,950,889
4.63%, 06/30/25	1,500	1,491,738
4.63%, 02/28/26	1,892	1,881,875
4.63%, 03/15/26	12,560	12,494,256
4.63%, 09/15/26	14,450	14,394,684
4.63%, 10/15/26	16,700	16,641,289
4.63%, 11/15/26	18,000	17,943,750
4.63%, 09/30/28	14,100	14,140,758
4.63%, 04/30/29	9,000	9,045,000
4.63%, 09/30/30	8,500	8,551,797
4.63%, 04/30/31	3,411	3,436,583
4.63%, 02/15/40	250	250,977
4.63%, 05/15/54	1,000	998,750
4.75%, 07/31/25	3,100	3,086,801
4.75%, 02/15/37	500	513,984
4.75%, 11/15/43	6,765	6,784,027
4.75%, 11/15/53	9,800	9,986,812
4.88%, 11/30/25	1,000	997,773
4.88%, 04/30/26	2,197	2,196,399
4.88%, 10/31/28	1,630	1,651,266
4.88%, 10/31/30	5,000	5,100,391
5.00%, 05/15/37(b)	2,400	2,525,250
5.38%, 02/15/31	1,000	1,053,281
6.13%, 08/15/29	1,000	1,072,734
6.25%, 05/15/30	100	108,914
6.38%, 08/15/27	800	840,250
		1,524,741,787
Total U.S. Government & Agency Obligations — 68.1%
(Cost: $2,706,327,333)		2,489,728,189

Total Long-Term Investments — 98.7%
(Cost: $3,907,367,880)		3,606,081,073

	Shares

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(j)(k)	216,852,248	216,917,303
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)(l)	18,088,800	$18,088,800

Total Short-Term Securities — 6.4%
(Cost: $234,946,439)		235,006,103

Total Investments Before TBA Sales Commitments — 105.1%
(Cost: $4,142,314,319)		3,841,087,176

	Par (000)

TBA Sales Commitments(h)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
3.00%, 06/15/54	(2,450)	(2,059,890)
3.50%, 06/15/54	(875)	(767,112)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(2,840,667))		(2,827,002)

Total Investments, Net of TBA Sales Commitments — 105.0%
(Cost: $4,139,473,652)		3,838,260,174

Liabilities in Excess of Other Assets — (5.0)%		(182,558,576)

Net Assets — 100.0%		$3,655,701,598

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Perpetual security with no stated maturity date.

(h)	Represents or includes a TBA transaction.

(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$206,517,523	$10,439,194	(a)	$—		$(2,883)	$(36,531)	$216,917,303	216,852,248	$2,721,037		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,473,063	—		(24,384,263	)(a)	—	—	18,088,800	18,088,800	23,314	(b)	—
						$(2,883)	$(36,531)	$235,006,103		$2,744,351		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$17,794,681	$—	$17,794,681
Collaterized Mortgage Obligations	—	39,938,940	—	39,938,940
Corporate Bonds & Notes	—	924,377,720	—	924,377,720
Foreign Government Obligations	—	134,106,706	—	134,106,706
Municipal Debt Obligations	—	134,837	—	134,837
U.S. Government & Agency Obligations	—	2,489,728,189	—	2,489,728,189
Short-Term Securities
Money Market Funds	235,006,103	—	—	235,006,103
Liabilities
Investments
TBA Sales Commitments	—	(2,827,002)	—	(2,827,002)
	$235,006,103	$3,603,254,071	$—	$3,838,260,174

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2024

Portfolio Abbreviation

BAB	Build America Bond	SCA	Svenska Celluosa Aktiebolaget
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
GO	General Obligation	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust